     As filed with the Securities and Exchange Commission on
                       March 1, 2002

               File Nos. 333-41461 and 811-08529

               SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON, DC 20549

                           FORM N-1A

                REGISTRATION STATEMENT UNDER THE
                     SECURITIES ACT OF 1933

           Post-Effective Amendment No. 17

                              AND

                REGISTRATION STATEMENT UNDER THE
                 INVESTMENT COMPANY ACT OF 1940

                   Amendment No. 20

                      MEMORIAL FUNDS
                   555 North Lane, Suite 6160
                  Conshohocken, PA 19428-2245
                       (888) 263-5593

                        Copies to:
                       Christopher W. Hamm
                   5847 San Felipe, Suite 875
                      Houston, TX 77057

                   Anthony C.J. Nuland, Esq.
                      Seward & Kissel, LLC
                       1200 G Street, NW
                     Washington, D.C. 20005

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to Rule 485, paragraph (b)
[ ] on _________________ pursuant to Rule 485, paragraph (b)
[ ] 60 days after filing pursuant to Rule 485, paragraph (a)(1)
[X] on May 1, 2002 pursuant to Rule 485, paragraph (a)(1)
[ ] 75 days after filing pursuant to Rule 485, paragraph (a)(2)
[ ] on _________________ pursuant to Rule 485, paragraph (a)(2)

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.




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Title of series being registered: Shares of Government Bond Fund,
Corporate Bond Fund, Growth Equity Fund and Value Equity Fund.




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                       LOGO MEMORIAL FUNDS

                           Prospectus

                        MAY 1, 2002

                      Government Bond Fund

                      Institutional Shares


           Shares of the Fund are offered to investors without any sales charge or Rule 12b-1 (distribution) fees.







The Securities and Exchange Commission has not approved or disapproved the Fund's shares or determined whether this prospectus is accurate or complete.

Any representation to the contrary is a criminal offense.




























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                        TABLE OF CONTENTS

Risk/Return Summary
Performance
Fee Table
Investment Objectives, Principal
  Investment Strategies and Principal Risks
Management
Your Account
    General Information
    Buying Shares
    Selling Shares
    Exchange Privileges
Other Information
Financial Highlights






































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RISK/RETURN SUMMARY

Concepts to Understand

A Debt or Fixed Income Security is a security such as a bond or note that obligates the issuer to pay the security owner a specified sum of money at set intervals as well as repay the principal amount of the security at its maturity

A Bond is a debt security with a long-term maturity, usually 10 years or longer

Maturity means the date at which a debt security is due and payable

Duration is a measure of a security's average life that reflects the present value of the security's cash flow. Prices of securities with longer durations will fluctuate more in response to changes in interest rates. A duration of 5, for example, means the price of the bond will change by approximately 5% for a 100-basis point change in yield

United States Government Security is a debt security issued by the United Stats or any of its agencies or instrumentalities such as the Government National Association

Investment Goal High level of income consistent with maximum credit protection and moderate fluctuation in principal value.

Principal Investment Strategy Under normal circumstances, 100 percent of Government Bond Fund's (the "Fund") portfolio holdings will be fixed and variable rate U.S. Government Securities, including zero coupon bonds issued or guaranteed by the U.S. Treasury and mortgage-backed securities. The Fund invests in securities with maturities (or average life in the case of mortgage-backed and similar securities) ranging from overnight to 30 years. The Fund seeks to moderate fluctuations in the price of its shares by structuring maturities of its investment portfolio in order to maintain a duration between 75 percent and 125 percent of the duration of the Lehman Brothers Government Bond Index.

Principal Risks of Investing in the Fund

    You could lose money on your investment in the Fund and the Fund could under-perform other investments. The principal risks of investing in the Fund include:

-- The Fund's share price, yield and total return could fluctuate in response to bond market movements



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--  The value of most bonds could fall when interest rates rise;
    the longer a bond's maturity and the lower its credit quality, the more its value typically falls

-- The default of an issuer could leave the Fund with unpaid interest or principal

-- The Fund may invest in mortgage-backed and other similar securities. A decline in interest rates may result in losses in these securities' values and a reduction in their yields as the holders of the assets backing the securities prepay their debts

-- The sub-adviser's judgment as to the value of a bond proves to be wrong

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.

Who May Want to Invest in the Fund

You may want to purchase shares of the Fund if:

--  You seek income

--  You are pursuing a long-term goal

The Fund may not be appropriate for you if:

-- You want an investment that pursues market trends or focuses only on particular sectors or industries

-- You are pursuing a short-term goal or investing emergency reserves

Performance

The following chart and table provide some indication of the risks of investing in the Fund by showing performance and how the Fund's returns compare to a broad measure of market performance. Performance information represents only past performance and does not necessarily indicate future results.

Government Bond Fund

The following chart shows the annual total return of the Fund for each full calendar year the Fund has operated.





                                4



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              1999             2000              2001

              -2.39%           12.12%            [___]


During the period shown in the chart, the highest quarterly return was [__]% (for the quarter ended [_______]) and the lowest quarterly return was [___]% (for the quarter ended [_______]).



The following table compares the Fund's average annual total returns as of December 31, 2001 to the Lehman Brothers U.S.
Government Bond Index.


                             1 Year       Since Inception(1)

Government Bond Fund
  Return Before Taxes (2)    [_____]%     [_____]%
  Return After Taxes         [_____]%     [_____]%
  Return After Taxes on
    Distributions and
    Sale of Fund Shares      [_____]%     [_____]%

Lehman Brothers Government
  Bond Index(3)
  (reflects no deduction
  for fees, expenses or
  taxes)                     [_____]%     [_____]%

(1)  Since March 31, 1998
(2) After-tax returns are an estimate which is calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3) The Lehman Brothers U.S. Government Bond Index is composed of all publicly issued, non-convertible, domestic debt of the U.S. Government or any agency thereof. One cannot invest directly in the index.









                                5



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Fee Table

The following tables describe the fees and expenses that you will pay if you invest in the Fund.

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on
  Purchases                                             None
Maximum Deferred Sales Charge (Load)                    None
Maximum Sales Charge (Load) Imposed
on Reinvested Distributions                             None
Redemption Fee                                          None
Exchange Fee                                            None


Annual Fund Operating Expenses(1)
(expenses that are deducted
from Fund assets)
Advisory Fees                                    [__]%
Distribution (12b-1) Fees                        None
Other Expenses                                   [__]%
Shareholder Services Fees               [___]%
Miscellaneous                           [___]%
Total Annual Fund Operating Expenses             [__]%

(1) Based on amounts incurred during the Fund's fiscal year ended December 31, 2001 as stated as a percentage of net assets.

Example

The following is a hypothetical example intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example assumes a $10,000 investment in the Fund, a 5 percent annual return, that the Fund's operating expenses remain the same as stated in the table above (before waivers and reimbursements) and reinvestment of all distributions and redemption at the end of each period. Although your actual costs may be higher or lower, under these assumptions your costs would be:

         1 Year         3 Years         5 Years        10 Years
          $[___]        $[___]          $[___]         $[____]









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Investment Objectives, Principal Investment Strategies and
Principal Risks

Investment Objective

The investment objective of the Fund is to provide a high level of income consistent with maximum credit protection and moderate fluctuation in principal value. There is no assurance that the Fund will achieve this objective.

Principal Investment Strategies

Under normal circumstances, 100 percent of the Fund's portfolio holdings will be fixed and variable rate U.S. Government Securities, including zero coupon bonds issued or guaranteed by the U.S. Treasury and mortgage-backed securities. This policy will not be changed without 60 days' prior written notice to shareholders. The Fund may not invest more than 25 percent of its total assets in the securities issued or guaranteed by any single agency or instrumentality of the U.S. Government, except the U.S. Treasury, and may not invest more than 10 percent of its total assets in the securities of any other issuer.


The Fund invests in securities with maturities (or average life in the case of mortgage-backed and similar securities) ranging from overnight to 30 years. The Fund seeks to moderate fluctuations in the price of its shares by structuring maturities of its investment portfolio in order to maintain a duration between 75 percent and 125 percent of the duration of the Lehman Brothers Intermediate Government Bond Index which was [___] years as of March 31, 2002.

Principal Investment Risks

Generally There is no assurance that the Fund will achieve its investment objective, and the Fund's net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. Upon redemption, an investment in the Fund may be worth more or less than its original value. The Fund, by itself, does not provide a complete investment program.

All investments made by the Fund have some risk. Among other things, the market value of any security in which the Fund may invest is based upon the market's perception of value and not necessarily the par value of an issuer or other objective measure of the issuer's worth.

The value of your investment in the Fund may change in response to changes in interest rates. An increase in interest rates typically causes a fall in the value of the fixed income
securities in which this Fund invests.   For a Fund investing in
mortgage-backed and similar securities, there is also the risk that a decline in interest rates may result in holders of the assets backing the securities to prepay their debts, resulting in potential losses in these securities' value and yield. Alternatively, rising interest rates may reduce the amount of prepayments on the assets backing these securities, causing the Fund's average maturity to rise and increasing the Fund's potential for losses in value. The Fund may hold cash or cash equivalents such as high quality money market instruments pending investment and to retain flexibility in meeting redemptions and paying expenses. Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

Temporary Defensive Position In order to respond to adverse market, economic or other conditions, the Fund may assume a temporary defensive position and invest without limit in these instruments. As a result, the Fund may be unable to achieve its investment objective.

Management

The business of Memorial Funds (the "Trust") and the Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of the Fund and all other series of the Trust and meets periodically to review the Fund's performance, monitor investment activities and practices and discuss other matters affecting the Fund. Additional information regarding the Trustees, as well as executive officers, may be found in the Statement of Additional Information ("SAI").


Adviser

Memorial Investment Advisors, Inc. (the "Adviser"), 5847 San Felipe, Suite 875, Houston, Texas 77057, has served as investment adviser to the Fund. Subject to the general control of the Board, the Adviser is responsible for among other things, developing a continuing investment program for the Fund in accordance with its investment objective, reviewing the investment strategies and policies of the Fund and advising the Board on the selection of sub-advisers. For its services, the Adviser receives an advisory fee at an annual rate of 0.23% of the average daily net assets of Government Bond Fund. The Adviser has not previously served as an investment adviser for a registered investment company. However, the Adviser presently manages private accounts in the amount of $[126] million.

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Investment Consultant

To assist it in carrying out its responsibilities, the Adviser has retained Capital Resource Advisors (formerly known as Wellesley Group, Inc.), 800 South Street, Waltham, Massachusetts
02154, to provide data with which the Adviser and the Board can monitor and evaluate the performance of the Fund and the subadviser.


Sub-adviser/Portfolio Manager

The Adviser has the ultimate responsibility (subject to oversight by the Board) to oversee the sub-adviser and recommend its hiring, termination and replacement. The Adviser has entered into an investment sub-advisory agreement with Eagle Asset Management, Inc. ("Eagle"), under which Eagle serves as the Fund's sub-adviser. The Adviser has retained Eagle to render advisory services and make daily investment decisions for the Fund. The day-to-day management of the Fund is performed by a portfolio manager employed by the sub-adviser to the Fund. The sub-adviser is registered as an investment adviser under the Investment Advisers Act of 1940. The sub-adviser for the Fund and its portfolio manager's business experience and educational background follow:


Eagle, 880 Carillon Parkway, St. Petersburg, FL 33716, manages the portfolio of Government Bond Fund. As of December 31, 2001, Eagle managed over $[_____] billion in client assets. The Fund's portfolio manager is Mr. Joseph G. Blanton, Senior Vice President of Eagle. Mr. Blanton has been associated with Eagle since 1986.



SEC Exemptive Order

The Trust and the Adviser have received an exemptive order from the Securities and Exchange Commission that permits the Adviser, subject to certain conditions, to enter into agreements relating to the Fund with unaffiliated sub-advisers approved by the Board, without obtaining shareholder approval. The exemptive order also permits the Adviser, subject to the approval of the Board but without shareholder approval, to employ new unaffiliated sub-advisers for new or existing funds, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. Shareholders of the Fund have the right to terminate an agreement with the sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of the Fund. Shareholders will be notified of any sub-adviser changes. If the Adviser hires more than one sub-adviser for the Fund, the order also permits the Fund to disclose to shareholders the sub-advisers' fees only in the aggregate for the Fund.

Other Service Providers


InCap Group, Inc. ("InCap") provides various services to the Fund. As of March 31, 2002, InCap provided services to investment companies and collective investment funds with assets of approximately $[__] billion.


InCap Securities, Inc., a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of the Fund's shares. The distributor acts as the agent of Memorial Funds in connection with the offering of shares of the Fund. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of shares of the Fund.


InCap Service Company (the "Transfer Agent") is the Fund's transfer agent and dividend disbursing agent.

Shareholder Services Plan

The Trust has adopted a shareholder services plan permitting the Trust to compensate financial institutions for acting as shareholder servicing agents for their customers. Under this plan, the Trust has entered into an agreement with Memorial Group, Inc. ("MGI"), a corporation of which Christopher W. Hamm, the Chairman of the Board and President of the Trust, is the sole shareholder. MGI performs certain shareholder services not provided by the Transfer Agent and is paid fees at an annual rate of 0.25 percent of the aggregate average daily net asset value of the shares of the Fund owned by investors for which MGI maintains a servicing relationship.

Fund Expenses

The Fund pays for all of its expenses. The Fund's expenses are comprised of expenses attributable to the Fund as well as expenses that are allocated among the four series of the Trust.
Any waiver would have the effect of increasing the Fund's performance for the period during which the waiver was in effect.


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


Your Account

How to Contact the Fund

Write to us at:

    Memorial Funds
    P.O. Box 844
    Conshohocken, PA 19428

Overnight Address
    Memorial Funds
    555 North Lane, Suite 6160
    Conshohocken, PA 19428

Telephone us
Toll-Free at:
    (888) 263-5593

Wire investments
(or ACH payments) to:
    First Union National Bank
    Philadelphia. PA
    ABA # 031201467
    For Credit to:
    Account # 2000011241830
    Further Credit:
    The Memorial Funds
    Government Bond Fund
    (Your Name)
    (Your Account Number)


General Information

You pay no sales charge to purchase or sell (redeem) shares of the Fund. You may purchase and sell shares at the net asset value of a share or NAV next calculated after the Transfer Agent receives your request in proper form. If the Transfer Agent receives your request in proper form prior to 4:00 p.m., your transaction will be priced at that day's NAV. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

The Fund does not issue share certificates.

You will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmation.



                               11



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The Fund reserves the right to impose minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

When and How NAV is Determined The Fund calculates its NAV as of the close of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., Eastern time) on each weekday except days when the Exchange is closed. The time at which NAV is calculated may change in case of an emergency or if the Exchange closes early. The Fund's NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting all liabilities and then dividing the result (net assets) by the number of shares outstanding. The Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available, the Fund values securities at fair value, as determined by the board.

Transactions Through Third Parties If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different than those of the Fund. Banks, brokers, retirement plans and financial advisers may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution or retirement plan for further information.

Buying Shares

How to Make Payments All investments must be in U.S. dollars and checks must be drawn on U.S. banks.

    Checks For individual, sole proprietorship, joint and Uniform Gifts to Minors Act ("UGMA") or Uniform Transfer to Minors Act ("UTMA") accounts, the check must be made payable to "Memorial Funds" or to one or more owners of the account and endorsed to "Memorial Funds." For all other accounts, the check must be made payable on its face to "Memorial Funds." No other method of check payment is acceptable (for instance, you may not pay by travelers check).

    Purchases by Automated Clearing House ("ACH") This service allows you to purchase additional shares through an electronic transfer of money from your checking or savings account. When you make an additional purchase by telephone, the Transfer Agent will automatically debit your pre-designated bank account for the desired amount. You may call
    (888) 263-5593 to request an ACH transaction.





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    Wires  Instruct your financial institution to make a Federal
    Funds wire payment to us. Your financial institution may charge you a fee for this service.

Minimum Investments The minimum initial investment for the Fund is $2,000. There is no minimum additional investment.

Management of the Fund may choose to waive the initial investment minimum.

Account Requirements

Type of Account
Individual, Sole Proprietorship and Joint Accounts
Individual accounts are owned by one person, as are sole proprietorship accounts. Joint accounts have two or more owners
(tenants)

Gifts or Transfers to a Minor (UGMA, UTMA)
These custodial accounts provide a way to give money to a child and obtain tax benefits

Business Entities

Trusts

                           Requirement

-- Instructions must be signed by all persons required to sign exactly as their names appear on the account

-- Depending on state laws, you can set up a custodial account under the UGMA or the UTMA

-- The custodian must sign instructions in a manner indicating custodial capacity

-- Submit a Corporate/ Organization Resolution form or similar document

--  The trust must be established before an account can be opened

-- Provide a certified trust document, or the pages from the trust document that identify the trustees









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Investment Procedures

How To Open an Account

By Check

-- Call or write us for an account application (and a Corporate/Organization Resolution form, if applicable)

--  Complete the application (and resolution form)

--  Mail us your application (and resolution form) and a check

By Wire

-- Call or write us for an account application (and a Corporate/Organization Resolution form, if applicable)

--  Complete the application (and resolution form)

-- Call us to fax the completed application (and resolution form) and we will assign you an account number

--  Mail us your original application

--  Instruct your bank to wire your money to us

By ACH Payment

-- Call or write us for an account application (and a Corporate/Organization Resolution form, if applicable)

--  Complete the application (and resolution form)

-- Call us to fax the completed application (and resolution form) and we will assign you an account number

--  Mail us your original application (and resolution form)

--  Make an ACH payment

How To Add to Your Account

By Check

-- Fill out an investment slip from a confirmation statement or write us a letter

--  Write your account number on your check

--  Mail us the slip (or your letter) and a check


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

By Wire

--  Call to notify us of your incoming wire

--  Instruct your bank to wire your money to us

By Systematic Investment

--  Complete the Systematic Investment section of the application

--  Attach a voided check to your application

--  Mail us the completed application and the voided check

Systematic Investments You may invest a specified amount of money in the Fund once or twice a month on specified dates.
These payments are taken from your bank account by ACH payment.
Systematic investments must be for at least $100.

Limitations on Purchases The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of a Fund within a calendar year).

Canceled or Failed Payments The Fund accepts checks and ACH transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account in any Fund) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase, exchange or redemption due to nonpayment.

Selling Shares

The Fund processes redemption orders promptly and you will generally receive redemption proceeds within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. If the Fund has not yet collected payment for the shares you are selling, however, it may delay sending redemption proceeds for up to 15 calendar days.

How To Sell Shares from Your Account

By Mail

--  Prepare a written request including:

    --   Your name(s) and signature(s)

    --   Your account number

    --   The Fund name

    --   The dollar amount or number of shares you want to sell

    --   How and where to send your proceeds

--  Obtain a signature guarantee (if required)

--  Obtain other documentation (if required)

--  Mail us your request and documentation

By Wire

-- Wire requests are only available if you provided bank account information on your account application and your request is for $5,000 or more

-- Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By
    Telephone") or

--  Mail us your request (See "By Mail")

By Telephone

-- Call us with your request (unless you declined telephone redemption privileges on your account application)

--  Provide the following information:

    --   Your account number

    --   Exact name(s) in which the account is registered

    --   Additional form of identification

--  Your proceeds will be:

    --   Mailed to you or

    --   Wired to you (unless you did not provide bank account
    information on your account application) (See "By Wire")

Systematically

--  Complete the systematic withdrawal section of the application

--  Attach a voided check to your application

--  Mail us your completed application

Telephone Redemption Privileges You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

Wire Redemptions You may have your redemption proceeds wired to you if you provided bank account information on your account application. The minimum amount you may redeem by wire is $5,000. If you wish to make your wire request by telephone, you must also have telephone redemption privileges.

Systematic Withdrawal If you own shares of the Fund with an aggregate value of at least $10,000, you may request a specified amount of money from your account once a month or once a quarter on a specified date. These payments can be sent to your address of record by check or to a designated bank account by ACH payment. Systematic requests must be for at least $100.

Signature Guarantee Requirements To protect you and the Fund against fraud, certain redemption options will require a signature guarantee. A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. We will need written instructions signed by all registered owners, with a signature guarantee for each owner, for any of the following:

--  Written requests to redeem $100,000 or more

--  Changes to a shareholder's record name

-- Redemption from an account for which the address or account registration has changed within the last 30 days

-- Sending redemption or distribution proceeds to any person, address, brokerage firm or bank account not on record

-- Sending redemption or distribution proceeds to an account with a different registration (name or ownership) from yours

-- Adding or changing: ACH or wire instructions; telephone redemption or exchange options; or any other election in connection with your account

Small Accounts

If the value of your account falls below $2,000, the Fund may ask you to increase your balance. If the account value is still below $2,000 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below this amount solely as a result of a reduction in your account's market value.

Redemptions In Kind

The Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash. These redemptions "in kind" usually occur if the amount requested is large enough to affect the Fund's operations (for example, if it represents more than 1 percent of the Fund's assets).

Lost Accounts

The Transfer Agent will consider your account "lost" if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

Exchange Privileges


You may sell your Fund shares and buy shares of any other series of the Memorial Funds, also known as an exchange, by telephone or in writing. Because exchanges are treated as a sale and purchase, they may have tax consequences.

Requirements

You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges, but each Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone exchange privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

How to Exchange

By Mail


--  Prepare a written request including:

    --   Your name(s) and signature(s)

    --   Your account number

    --   The names of the funds you are exchanging

    --   The dollar amount or number of shares you want to sell
    (and exchange)

-- If opening a new account, complete an account application if you are requesting different shareholder privileges

--  Mail us your request and documentation

By Telephone

-- Call us with your request (unless you declined telephone redemption privileges on your account application)

--  Provide the following information:

    --   Your account number

    --   Exact name(s) in which account is registered

    --   Additional form of identification

Other Information

Distributions

The Fund declares distributions from net investment income daily and pays those distributions monthly. Any net capital gain realized by the Fund will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

Taxes

The Fund intends to operate in a manner such that it will not be liable for Federal income or excise tax.

The Fund's distributions of net investment income (including short-term capital gain) are taxable to you as ordinary income. The Fund's distributions of long-term capital gain, if any, generally are taxable to you as long-term capital gain regardless of how long you have held your shares of the Fund. Distributions may also be subject to state and local taxes.

Distributions of capital gain reduce the net asset value of the Fund's shares by the amount of the distribution. If you purchase shares shortly before the Fund makes a distribution, you are taxed on the distribution even though the distribution may represent a return of your investment. The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.


The Fund may be required to withhold U.S. federal income tax at the rate of 30% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.

The Fund will mail you reports containing information about the income tax status of distributions paid during the year shortly after December 31 of each year. For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

Core and Gateway(R)

The Fund may seek to achieve its investment objective by investing all of its assets in shares of another diversified, open-end management investment company that has corresponding investment objectives and investment policies to those of the Fund.

Financial Highlights

The following table is intended to help you understand the Fund's financial performance. Total return in the table represents the rate an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all distributions). This information has been audited by KPMG LLP. The Fund's financial statements and the auditor's report are included in the Annual Report, which is available upon request, without charge.

                                         Year Ended

                           12/31/01     12/31/00    12/31/99    12/31/98(1)

Selected Data for a
  Single Share
Beginning Net Asset
  Value                     $[___]         $9.50      $10.25      $10.00
Income From Investment
  Operations
  Net investment income      [___]          0.53        0.51        0.39
  Net gain (loss) on
    securities (realized
    and unrealized)          [___]          0.59       -0.75        0.39
Total From Investment
  Operations                $[___]         $1.12       -0.24        0.78
Less Distributions
  From net investment income [___]         -0.53       -0.51       -0.39
  From capital gain                        -            -          -0.14
Total Distributions          [___]         -0.53       -0.51       -0.53
Ending Net Asset Value      $[___]        $10.09       $9.50      $10.25
Other Information
Ratios to Average
  Net Assets
  Expenses                  [___]%          0.75%       0.73%       0.73%(2)
  Expenses (gross)(3)       [___]%          0.87%       0.79%       0.85%(2)
  Net investment income     [___]%          5.51%       5.17%       5.05%(2)
Total Return                [___]%         12.12%      -2.39%       7.96%
Portfolio Turnover Rate     [___]%            50%         25%        114%
Net Assets at End of Period
  (in thousands)            $[___]     $40,501.00     $69,082     $65,676

(1) Institutional Shares of the Fund commenced operations on March 30, 1998.
(2) Annualized.
(3) Reflects expense ratio in absence of expense reimbursements and fee waivers.

FOR MORE INFORMATION

Annual/Semi-Annual Reports

Each Fund will provide annual and semi-annual reports to shareholders that will provide additional information about the Fund's investments. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performances during their last fiscal year.

Statement of Additional Information ("SAI")

The SAI provides more detailed information about each Fund and is incorporated by reference into this Prospectus.

Contacting the Funds

You can get free copies of both reports and the SAI, request other information and discuss your questions about each Fund by contacting your broker or the Funds at:

MEMORIAL FUNDS
P.O. Box 844
Conshohocken, PA 19428

(888) 263-5593

Securities and Exchange Commission Information

You can also review each Fund's reports, SAI and other information about the Fund at the Public Reference Room of the Securities and Exchange Commission ("SEC"). The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. You can get copies of this information, for a fee, by e-mailing or by writing to:

Public Reference Room
Securities and Exchange Commission
Washington, D.C. 20549-0102
E-mail address: public info@sec.gov

Free copies of the reports and SAI are available from the SEC's
Web site at www.sec.gov.


Investment Company Act File No. 811-8529
                              logo


                      Government Bond Fund

                       Corporate Bond Fund

                       Growth Equity Fund

                        Value Equity Fund















                      Memorial Funds
                   555 North Lane, Suite 6160
                   Conshohocken, PA 19428-2245
                         (888) 263-5593

                       LOGO MEMORIAL FUNDS

                           Prospectus

                           MAY 1, 2002


                       Corporate Bond Fund

                      Institutional Shares


           Shares of the Fund are offered to investors without any sales charge or Rule 12b-1 (distribution) fees.











   The Securities and Exchange Commission has not approved or disapproved the Fund's shares or determined whether this
              prospectus is accurate or complete.
    Any representation to the contrary is a criminal offense.

                        Table of Contents

Risk/Return Summary
Performance
Fee Table
Investment Objectives, Principal
Investment Strategies and Principal Risks
Management
Your Account
    General Information
    Buying Shares
    Selling Shares
    Exchange Privileges
Sub-adviser Past Performance
Other Information
Financial Highlights

Risk/Return Summary

Concepts to Understand

A Debt or Fixed Income Security is a security such as a bond or note that obligates the issuer to pay the security owner a specified sum of money at set intervals as well as repay the principal amount of the security at its maturity

A Bond is a debt security with a long-term maturity, usually 10 years or longer

Maturity means the date at which a debt security is due and payable

Duration is a measure of a security's average life that reflects the present value of the security's cash flow. Prices of securities with longer durations will fluctuate more in response to changes in interest rates. A duration of 5, for example, means the price of the bond will change by approximately 5% for a 100-basis point change in yield.

Investment Goal High level of current income consistent with capital preservation and prudent investment risk.

Principal Investment Strategy Corporate Bond Fund (the "Fund") invests under normal circumstances at least 80 percent of its net assets in corporate bonds. At least 80 percent of the Fund's total assets will be invested in securities that are rated, at the time of purchase, in one of the three highest rating categories or are unrated and determined by its sub-adviser to be of comparable quality. The Fund invests in securities with maturities (or average life in the case of mortgage-backed and similar securities) ranging from short-term (including overnight) to 30 years. The Fund seeks to moderate fluctuation in the price of its shares by structuring maturities of its investment portfolio in order to maintain a duration between 75 percent and 125 percent of the duration of the Lehman Brothers U.S. Credit Index.

Principal Risks of Investing in the Fund

You could lose money on your investment in the Fund and the Fund could under-perform other investments. The principal risks of investing in the Fund include:

-- The Fund's share price, yield and total return could fluctuate in response to bond market movements

--  The value of most bonds could fall when interest rates rise;
    the longer a bond's maturity and the lower its credit quality, the more its value typically falls

-- The default of an issuer could leave the Fund with unpaid interest or principal

-- The Fund may invest in mortgage-backed and other similar securities. A decline in interest rates may result in losses in these securities' values and a reduction in their yields as the holders of the assets backing the securities prepay their debts

-- The sub-adviser's judgment as to the value of a bond proves to be wrong

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.

Who May Want to Invest in the Fund

You may want to purchase shares of the Fund if:

--  You seek income
--  You seek capital preservation
--  You are pursing a long-term goal

The Fund may not be appropriate for you if:

-- You want an investment that pursued market trends or focuses only on particular sectors or industries
-- You are pursuing a short-term goal or investing emergency reserves

Performance

The following chart and table provide some indication of the risks of investing in the Fund by showing performance and how the Fund's returns compare to a broad measure of market performance. Performance information represents only past performance and does not necessarily indicate future results.

Corporate Bond Fund

The following chart shows the annual total return of the Fund for each full calendar year the Fund has operated.

         1999                2000                2001

         -1.77%              10.02%              [___]

During the period shown in the chart, the highest quarterly return was [__]% (for the quarter ended [__________]) and the lowest quarterly return was [__]% (for the quarter ended
[__________]).

The following table compares the Fund's average annual total returns as of December 31, 2001 to the Lehman Brothers U.S. Credit Index. Performance reflects investment management by the Fund's sub-adviser whose services were terminated December 31, 2001. See "Management" for information on the Fund's sub-adviser whose services commenced January 1, 2002.

                                    1 Year     Since Inception(1)
Corporate Bond Fund

    Return Before Taxes            [_____]%       [_____]%
    Return After Taxes (2)         [_____]%       [_____]%
    Return After Taxes on
     Distributions and
     Sales of Fund Shares          [_____]%       [_____]%

Lehman Brothers U.S. Credit
 Index(3)
   (reflects no deduction for
   fees, expenses or taxes)        [_____]%       [_____]%

(1)   Since March 31, 1998.
(2) After-tax returns are an estimate which is calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3) The Lehman Brothers U.S. Credit Index is composed of all publicly issued, fixed rate, non-convertible investment grade debt registered under the Securities Act of 1933.
      One cannot invest directly in the index.

Fee Table

The following tables describe the fees and expenses that you will pay if you invest in the Fund.

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases      None
Maximum Deferred Sales Charge (Load)                  None
Maximum Sales Charge (Load) Imposed on
Reinvested Distributions                              None
Redemption Fee                                        None
Exchange Fee                                          None

Annual Fund Operating Expenses(1)
(expenses that are deducted from Fund assets)
Advisory Fees                                         [__]%
Distribution (12b-1) Fees                             [__]%
                                                      None

Other Expenses                                        [__]%
Shareholder Services Fees                    [__]%
Miscellaneous                                [__]%
Total Annual Fund Operating Expense                   [__]%

(1) Based on amounts incurred during the Fund's fiscal year ended December 31, 2001 as stated as a percentage of net assets.

Example

The following is a hypothetical example intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example assumes a $10,000 investment in the Fund, a 5 percent annual return, that the Fund's operating expenses remain the same as stated in the table above (before waivers and reimbursements) and reinvestment of all distributions and redemption at the end of each period. Although your actual costs may be higher or lower, under these assumptions your costs would be:

         1 Year         3 Years         5 Years        10 Years
         $[___]         $[___]          $[___]         $[____]

Investment Objectives, Principal Investment Strategies and
Principal Risks

Investment Objective

The investment objective of the Fund is to provide as high a level of current income as is consistent with capital preservation and prudent investment risk. There is no assurance that the Fund will achieve this objective.

Principal Investment Strategies

The Fund invests under normal circumstances at least 80 percent of its net assets in corporate bonds. This policy will not be changed without 60 days'' prior written notice to shareholders. The Fund may also invest in U.S. Government securities and mortgage-backed and other similar securities of private issuers. At least 80 percent of the Fund's total assets will be in securities that are rated, at the time of purchase, in one of the three highest rating categories by a nationally recognized statistical rating organization such as Standard and Poor's or unrated and determined by its sub-adviser to be of comparable quality. No more than 5 percent of the Fund's total assets will be in securities rated below investment grade. The Fund's portfolio of corporate debt instruments will have a minimum weighted average rating of A.

The Fund invests in securities with maturities (or average life in the case of mortgage-backed and similar securities) ranging from short-term (including overnight) to 30 years. The Fund seeks to moderate fluctuation in the price of its shares by structuring maturities of its investment portfolio in order to maintain a duration between 75 percent and 125 percent of the duration of the Lehman Brothers U.S. Credit Index, which was [____] years as of March 31, 2002.

Principal Investment Risks

Generally There is no assurance that the Fund will achieve its investment objective, and the Fund's net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. Upon redemption, an investment in the Fund may be worth more or less than its original value. The Fund, by itself, does not provide a complete investment program.

All investments made by the Fund have some risk. Among other things, the market value of any security in which the Fund may invest is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of the issuer's worth.

The value of your investment in the Fund may change in response to changes in interest rates. An increase in interest rates typically causes a fall in the value of the fixed income securities in which this Fund invests. Your investment in the Fund is also subject to the risk that the financial condition of an issuer of a security held by the Fund may cause it to default or become unable to pay interest or principal due on the security. To limit this risk, at least 80 percent of the Fund's investments in corporate debt securities will be in securities rated A or better and the Fund will maintain a minimum average rating of A. For a Fund investing in mortgage-backed and similar securities, there is also the risk that a decline in interest rates may result in holders of the assets backing the securities to prepay their debts, resulting in potential losses in these securities'' value and yield. Alternatively, rising interest rates may reduce the amount of prepayments on the assets backing these securities, causing the Fund's average maturity to rise and increasing the Fund's potential for losses in value. A high portfolio turnover for the Fund can lead to an increase in taxable distributions. The Fund may hold cash or cash equivalents such as high quality money market instruments pending investment and to retain flexibility in meeting redemptions and paying expenses. Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

Temporary Defensive Position In order to respond to adverse market, economic or other conditions, the Fund may assume a temporary defensive position and invest without limit in these instruments. As a result, the Fund may be unable to achieve its investment objective.

Management

The business of Memorial Funds (the "Trust") and the Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of the Fund and all other series of the Trust and meets periodically to review the Fund's performance, monitor investment activities and practices and discuss other matters affecting the Fund. Additional information regarding the Trustees, as well as executive officers, may be found in the Statement of Additional Information ("SAI").

Adviser

Since January 1, 2001, Memorial Investment Advisors, Inc. (the "Adviser"), 5847 San Felipe, Suite 875, Houston, Texas 77057, has served as investment adviser to the Fund. Subject to the general control of the Board, the Adviser is responsible for, among other things, developing a continuing investment program for the Fund in accordance with its investment objective, reviewing the investment strategies and policies of the Fund and advising the

Board on the selection of sub-advisers. For its services, the Adviser receives an advisory fee at an annual rate of 0.23 percent of the average daily net assets of the Fund. The Adviser has not previously served as an investment adviser for a registered investment company. However, the Adviser presently manages private accounts in the amount of [$126] million.

Investment Consultant

To assist it in carrying out its responsibilities, the Adviser has retained Capital Resource Advisors (formerly known as Wellesley Group, Inc.), 800 South Street, Waltham, Massachusetts 02154, to provide data with which the Adviser and the Board can monitor and evaluate the performance of the Fund and the sub-adviser.

Sub-adviser/Portfolio Manager

The Adviser has the ultimate responsibility (subject to oversight by the Board) to oversee the sub-adviser and recommend its hiring, termination and replacement. The Adviser has entered into an investment sub-advisory agreement with AIG Global Investment Corp. ("AIGGIC"), under which AIGGIC serves as the Fund's sub-adviser. The Adviser has retained AIGGIC to render advisory services and make daily investment decisions for the Fund. The day-to-day management of the Fund is performed by a portfolio manager employed by the sub-adviser to the Fund. The sub-adviser is registered as an investment adviser under the Investment Advisers Act of 1940. The sub-adviser for the Fund and its portfolio manager's business experience and educational background follow:

AIGGIC, 175 Water Street, New York, NY 10038, manages the portfolio of Corporate Bond Fund. As of December 31, 2001,
AIGGIC and its affiliated companies had approximately $[____] billion under management.

Mr. Richard A. Mercante, CFA, is the portfolio manager of the Fund. Mr. Mercante is a Vice President of AIGGIC where he is the Head of Investment -Grade Government/Corporate Bonds. He is also a Vice President and Chief Investment Officer of AIG's Domestic Life companies. Additionally, Mr. Mercante is a member of AIG's Global Asset Allocation Committee where he participates in investment policy discussions and decisions. Prior to joining AIGGIC's investment staff in 1994, Mr. Mercante spent eight years at Dean Witter InterCapital as a Senior Portfolio Manager responsible for managing the Dean Witter Strategist Fund as well as the fixed income assets of institutional clients. He began his career as an accountant and a foreign exchange analyst at Smith Barney Harris Upham and Salomon Brothers, respectively.

SEC Exemptive Order

The Trust and the Adviser have received an exemptive order from the Securities and Exchange Commission ("SEC") that permits the Adviser, subject to certain conditions, to enter into agreements relating to the Fund with unaffiliated sub-advisers approved by the Board, without obtaining shareholder approval. The exemptive order also permits the Adviser, subject to the approval of the Board but without shareholder approval, to employ new unaffiliated sub-advisers for new or existing funds, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. Shareholders of the Fund have the right to terminate an agreement with the sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of the Fund. Shareholders will be notified of any sub-adviser changes. If the Adviser hires more than one sub-adviser for the Fund, the order also permits the Fund to disclose to shareholders the sub-advisers'' fees only in the aggregate for the Fund.

Other Service Providers

InCap Group, Inc. ("InCap") provides various services to the Fund. As of [________], 2002, InCap provided services to investment companies and collective investment funds with assets of approximately [__________].

InCap Securities, Inc., a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of the Fund's shares. The distributor acts as the agent of Memorial Funds in connection with the offering of shares of the Fund. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of shares of the Fund.

 InCap Service Company (the "Transfer Agent") is the Fund's transfer agent and dividend disbursing agent.

Shareholder Services Plan

The Trust has adopted a shareholder services plan permitting the Trust to compensate financial institutions for acting as shareholder servicing agents for their customers. Under this plan, the Trust has entered into an agreement with Memorial Group, Inc. ("MGI"), a corporation of which Christopher W. Hamm, the Chairman of the Board and President of the Trust, is the sole shareholder. MGI performs certain shareholder services not provided by the Transfer Agent and is paid fees at an annual rate of 0.25 percent of the aggregate average daily net asset value of the shares of the Fund owned by investors for which MGI maintains a servicing relationship.

Fund Expenses

The Fund pays for all of its expenses. The Fund's expenses are comprised of expenses attributable to the Fund as well as expenses that are allocated among the four series of the Trust.
Any waiver would have the effect of increasing the Fund's performance for the period during which the waiver was in effect.

Your Account

How to Contact the Fund

Write to us at:
     Memorial Funds
     P.O. Box 844
     Conshohocken, PA 19428

Overnight Address
     Memorial Funds
     555 North Lane, Suite 6160
     Conshohocken, PA 19428

Telephone us
Toll-Free at:
     (888) 263-5593

Wire investments
(or ACH payments) to:
     First Union National Bank
     Philadelphia, PA
     ABA #031201467
     For Credit to:
     Account # 2000011241830
     Further Credit:
     The Memorial Funds
     Corporate Bond Fund
     (Your Name)
     (Your Account Number)

General Information

You pay no sales charge to purchase or sell (redeem) shares of the Fund. You may purchase and sell shares at the net asset value of a share or NAV next calculated after the Transfer Agent receives your request in proper form. If the Transfer Agent receives your request in proper form prior to 4:00 p.m., your transaction will be priced at that day's NAV. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

The Fund does not issue share certificates.

You will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmation.

The Fund reserves the right to impose minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

When and How NAV is Determined The Fund calculates its NAV as of the close of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., Eastern time) on each weekday except days when the Exchange is closed. The time at which NAV is calculated may change in case of an emergency or if the Exchange closes early. The Fund's NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting all liabilities and then dividing the result (net assets) by the number of shares outstanding. The Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available, the Fund values securities at fair value, as determined by the Board.

Transactions Through Third Parties If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different than those of the Fund. Banks, brokers, retirement plans and financial advisers may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution or retirement plan for further information.

Buying Shares

How to Make Payments All investments must be in U.S. dollars and checks must be drawn on U.S. banks.

     Checks For individual, sole proprietorship, joint and Uniform Gifts to Minors Act ("UGMA") or Uniform Transfer to Minors Act ("UTMA") accounts, the check must be made payable to "Memorial Funds" or to one or more owners of the account and endorsed to "Memorial Funds." For all other accounts, the check must be made payable on its face to "Memorial Funds." No other method of check payment is acceptable (for instance, you may not pay by travelers check).

     Purchases by Automated Clearing House ("ACH") This service allows you to purchase additional shares through an electronic transfer of money from your checking or savings account. When you make an additional purchase by telephone, the Transfer Agent will automatically debit your pre-designated bank account for the desired amount. You may call (888) 263-5593 to request an ACH transaction.

     Wires  Instruct your financial institution to make a Federal
     Funds wire payment to us. Your financial institution may charge you a fee for this service.

Minimum Investments The minimum initial investment for the Fund is $2,000. There is no minimum additional investment.

Management of the Fund may choose to waive the initial investment minimum.

Account Requirements

                         Type of Account

Individual, Sole Proprietorship and Joint Accounts
Individual accounts are owned by one person, as are sole proprietorship accounts. Joint accounts have two or more owners
(tenants)

Gifts or Transfers to a Minor (UGMA, UTMA)
These custodial accounts provide a way to give money to a child and obtain tax benefits

Business Entities

Trusts

                           Requirement

-- Instructions must be signed by all persons required to sign exactly as their names appear on the account

-- Depending on state laws, you can set up a custodial account under the UGMA or the UTMA

-- The custodian must sign instructions in a manner indicating custodial capacity

-- Submit a Corporate/ Organization Resolution form or similar document

-- The trust must be established before an account can be opened
Provide a certified trust document, or the pages from the trust document that identify the trustees

Investment Procedures

                     How To Open an Account

By Check

-- Call or write us for an account application (and a Corporate/Organization Resolution form, if applicable)

--   Complete the application (and resolution form)

--   Mail us your application (and resolution form) and a check

By Wire

-- Call or write us for an account application (and a Corporate/Organization Resolution form, if applicable)
--   Complete the application (and resolution form)
--   Call us to fax the completed application (and resolution
     form) and we will assign you an account number
--   Mail us your original application (and resolution form)
--   Instruct your bank to wire your money to us

By ACH Payment

-- Call or write us for an account application (and a Corporate/Organization Resolution form, if applicable)
--   Complete the application (and resolution form)
--   Call us to fax the completed application (and resolution
     form) and we will assign you an account number
--   Mail us your original application (and resolution form)
--   Make an ACH payment


                   How To Add to Your Account

By Check

--   Fill out an investment slip from a confirmation statement or write us a letter
--   Write your account number on your check
--   Mail us the slip (or your letter) and a check

By Wire

--   Call to notify us of your incoming wire
--   Instruct your bank to wire your money to us

By Systematic Investment

--   Complete the Systematic Investment section of the
     application
--   Attach a voided check to your application
--   Mail us the completed application and the voided check

Systematic Investments You may invest a specified amount of money in the Fund once or twice a month on specified dates.
These payments are taken from your bank account by ACH payment.
Systematic investments must be for at least $100.

Limitations on Purchases The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of a Fund within a calendar year).

Canceled or Failed Payments The Fund accepts checks and ACH transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account in any Fund) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase, exchange or redemption due to nonpayment.

Selling Shares

The Fund processes redemption orders promptly and you will generally receive redemption proceeds within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. If the Fund has not yet collected payment for the shares you are selling, however, it may delay sending redemption proceeds for up to 15 calendar days.

              How To Sell Shares from Your Account

By Mail

--   Prepare a written request including:
     --    Your name(s) and signature(s)
     --    Your account number
     --    The Fund name
     --    The dollar amount or number of shares you want to sell
     --    How and where to send your proceeds
--   Obtain a signature guarantee (if required)
--   Obtain other documentation (if required)
--   Mail us your request and documentation

By Wire

-- Wire requests are only available if you provided bank account information on your account application and your request is for $5,000 or more
-- Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") or
--   Mail us your request (See "By Mail")

By Telephone

-- Call us with your request (unless you declined telephone redemption privileges on your account application)
--   Provide the following information:
     --   Your account number
     --   Exact name(s) in which the account is registered
     --   Additional form of identification
--   Your proceeds will be:
     --   Mailed to you or
     -- Wired to you (unless you did not provide bank account information on your account application) (See "By Wire")

Systematically

--   Complete the systematic withdrawal section of the
     application
--   Attach a voided check to your application
--   Mail us your completed application

Telephone Redemption Privileges You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

Wire Redemptions You may have your redemption proceeds wired to you if you provided bank account information on your account application. The minimum amount you may redeem by wire is $5,000. If you wish to make your wire request by telephone, you must also have telephone redemption privileges.

Systematic Withdrawal If you own shares of the Fund with an aggregate value of at least $10,000, you may request a specified amount of money from your account once a month or once a quarter on a specified date. These payments can be sent to your address of record by check or to a designated bank account by ACH payment. Systematic requests must be for at least $100.

Signature Guarantee Requirements To protect you and the Fund against fraud, certain redemption options will require a signature guarantee. A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. We will need written instructions signed by all registered owners, with a signature guarantee for each owner, for any of the following:

--   Written requests to redeem $100,000 or more
--   Changes to a shareholder's record name
-- Redemption from an account for which the address or account registration has changed within the last 30 days

-- Sending redemption and distribution proceeds to any person, address, brokerage firm or bank account not on record
-- Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from yours
-- Adding or changing: ACH or wire instructions; telephone redemption or exchange options; or any other election in connection with your account

We reserve the right to require a signature guarantee(s) on all redemptions.

Small Accounts If the value of your account falls below $2,000, the Fund may ask you to increase your balance. If the account value is still below $2,000 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below this amount solely as a result of a reduction in your account's market value.

Redemptions In Kind The Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash.
These redemptions "in kind" usually occur if the amount requested is large enough to affect the Fund's operations (for example, if it represents more than 1 percent of the Fund's assets).

Lost Accounts The Transfer Agent will consider your account "lost" if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

Exchange Privileges

You may sell your Fund shares and buy shares of any other series of Memorial Funds, also known as an exchange, by telephone or in writing. Because exchanges are treated as a sale and purchase, they may have tax consequences.

Requirements You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges, but each Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone exchange privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

                         How to Exchange

By Mail

--   Prepare a written request including:
     --   Your name(s) and signature(s)
     --   Your account number
     --   The names of the funds you are exchanging
     --   The dollar amount or number of shares you want to sell
          (and exchange)
--   If opening a new account, complete an account application if you are requesting different shareholder privileges
--   Mail us your request and documentation

By Telephone

--   Call us with your request (unless you declined telephone
     redemption privileges on your account application)
--   Provide the following information:
     --   Your account number
     --   Exact name(s) in which account is registered
     --   Additional form of identification

Sub-adviser Past Performance

The following chart and table set forth the performance data relating to the historical performance of a regulated investment company, North American Funds Variable Product Series II AG Core Bond Fund ("Core Bond Fund"), currently managed by AIGGIC. For the year ended 2001, American General Investment Management, L.P. ("AGIM") managed the Fund and the Core Bond Fund. The Core Bond Fund has investment objectives and investment policies, strategies and risks substantially similar to those of the Fund and was managed by AGIM in substantially the same manner and by the same individuals who manage the Fund. The inception date of the Core Bond Fund was September 1, 1998.

The Core Bond Fund is subject to the diversification requirements, specific tax restrictions and investment limitations imposed by the Investment Company Act of 1940, as amended, (the "1940 Act") and Subchapter M of the Internal
Revenue Code of 1986, as amended.

While AIGGIC is primarily responsible for the Fund's performance, the information presented does not represent the past performance of the Fund. You should not consider this performance data as an indication of future performance of the Fund. You should be aware that the use of a methodology different from that used below to calculate performance could result in different performance data.

The Core Bond Fund's performance is calculated using the method required by the SEC. All returns presented were calculated on a total return basis, include the reinvestment of all dividends and interest, and take into account accrued income and realized and unrealized gains and losses. All returns reflect the deduction of the actual investment advisory fees charged, and brokerage commissions and execution costs paid.

Past performance is not predictive of future performance. The performance presented below does not reflect insurance company separate account fees and expenses. Historical returns reflect investment management fees and other operating expenses, if any. You should be aware that the Core Bond Fund is likely to differ from the Fund in size, cash flow patterns and certain tax matters. Accordingly, the portfolio holdings and performance of the Core Bond Fund may vary from those of the Fund.

The following chart and table show the performance data of the Core Bond Fund for the period ended December 31, 2001.

                  Average Annual Total Returns

                             2001
                             8.49%

                                                 Lehman Brothers
                                 AGIM's Core     U.S. Credit
Year(s)                          Bond Fund (1)   Index (2)

Since Inception (9/1/98)(3)      [___]%               [___]%
1 Year (2001)                    [___]%               [___]%

(1) The presentation above describes and contains one account valued, as of December 31, 2001, at $[23.4] million.
(2) The Lehman Brothers U.S. Credit Index is composed of all publicly issued, fixed rate, non-convertible investment grade debt registered under the Securities Act of 1933. One cannot invest directly in the index.
(3)    Average annual returns through December 31, 2001.

Other Information

Distributions

The Fund declares distributions from net investment income daily and pays those distributions monthly. Any net capital gain realized by the Fund will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

Taxes

The Fund intends to operate in a manner such that it will not be liable for Federal income or excise tax.

The Fund's distributions of net investment income (including short-term capital gain) are taxable to you as ordinary income. The Fund's distributions of long-term capital gain, if any, generally are taxable to you as long-term capital gain regardless of how long you have held your shares of the Fund. Distributions may also be subject to state and local taxes.

If you purchase shares shortly before the Fund makes a distribution, you are taxed on the distribution even though the distribution may represent a return of your investment. The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.

The Fund may be required to withhold U.S. federal income tax at the rate of 30% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.

The Fund will mail you reports containing information about the income tax status of distributions paid during the year shortly after December 31 of each year. For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

Core and Gateway(R)

The Fund may seek to achieve its investment objective by investing all of its assets in shares of another diversified, open-end management investment company that has corresponding investment objectives and investment policies to those of the Fund.


Financial Highlights

The following table is intended to help you understand the Fund's financial performance. Total return in the table represents the rate an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all distributions). This information has been audited by KPMG LLP. The Fund's financial statements and the auditor's report are included in the Annual Report, which is available upon request, without charge.

                                           Year Ended

                           12/31/01     12/31/00    12/31/99    12/31/98(1)

Selected Data for a Single
Share
 Beginning Net Asset Value     $[___]      $9.34      $10.09      $10.00
 Income From Investment
 Operations
 Net investment income         [___]        0.63        0.57        0.43
Net gain (loss) on securities
(realized and unrealized)      [___]        0.27       -0.75        0.30
 Total From Investment
 Operations                    [___]        0.90       -0.18        0.73
 Less Distributions
 From net investment income    [___]       -0.62       -0.57       -0.43
 From capital gain                          -           -          -0.21
 Total Distributions           [___]       -0.62       -0.57       -0.64
 Ending Net Asset Value        $[___]      $9.62       $9.34      $10.09
 Other Information
 Ratios to Average Net Assets
 Expenses                      [___]%       0.75%       0.68%       0.63%(2)
 Expenses (gross)(3)           [___]%       0.79%       0.74%       0.76%(2)
Net investment income          [___]%       6.67%       5.94%       5.60%(2)
 Total Return                  [___]%      10.02%      -1.77%       7.50%
 Portfolio Turnover Rate       [___]%        227%       291%         377%
 Net Assets at End of Period
 (in thousands)                $[___]     $60,454   $152,391     $137,338

(1)   Institutional Shares of the Fund commenced operations on  March 25,
      1998.
(2)   Annualized.
(3) Reflects expense ratio in absence of expense reimbursements and fee waivers.

FOR MORE INFORMATION



                         Annual/Semi-Annual Reports
Each Fund will provide annual and semi-annual reports to shareholders that will provide additional information about the Fund's investments. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performances during their last fiscal year.


           Statement of Additional Information ("SAI")
The SAI provides more detailed information about each Fund and is incorporated by reference into this Prospectus.


                      Contacting the Funds
You can get free copies of both reports and the SAI, request other information and discuss your questions about each Fund by contacting your broker or the Funds at:

                          MEMORIAL FUNDS
                          P.O. Box  844
                     Conshohocken, PA  19428
                         (888) 263-5593



         Securities and Exchange Commission Information
You can also review each Fund's reports, SAI and other information about the Fund at the Public Reference Room of the Securities and Exchange Commission ("SEC"). The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. You can get copies of this information, for a fee, by e-mailing or by writing to:

                      Public Reference Room
               Securities and Exchange Commission
                   Washington, D.C. 20549-0102
               E-mail address: public info@sec.gov

Free copies of the reports and SAI are available from the SEC's
Web site at www.sec.gov.




            Investment Company Act File No. 811-8529

                      Government Bond Fund

                       Corporate Bond Fund

                       Growth Equity Fund

                        Value Equity Fund






                         Memorial Funds
                   555 North Lane, Suite 6160
                   Conshohocken, PA 19428-2245
                         (888) 263-5593

[LOGO] MEMORIAL FUNDS



                           Prospectus

                           MAY 1, 2002

                       Growth Equity Fund

                      Institutional Shares


           Shares of the Fund are offered to investors without any sales charge or Rule 12b-1 (distribution) fees.









   The Securities and Exchange Commission has not approved or disapproved the Fund's shares or determined whether this
               prospectus is accurate or complete.
    Any representation to the contrary is a criminal offense.

Table of Contents

Risk/Return Summary
Performance
Fee Table
Investment Objectives, Principal Investment Strategies and
Principal Risks
Management
Your Account
  General Information
  Buying Shares
  Selling Shares
  Exchange Privileges
Subadviser Past Performance
Other Information
Financial Highlights

Risk/Return Summary

Concepts to Understand

Growth Investing means to invest in stocks of companies that have exhibited faster than average earnings growth over the past few years and are expected to continue to show high levels of profit growth

Common Stock is ownership shares in a corporation that are sold initially by the corporation and then traded by investors

Market Capitalization of a company means the value of the company's common stock in the stock market

Investment Goal Long-term capital appreciation.

Principal Investment Strategy Growth Equity Fund (the "Fund") uses a "growth investing" style by investing under normal circumstances at least 65 percent of its total assets in the common stock of domestic companies that its sub-adviser believes have superior growth potential and fundamental characteristics that are significantly better than the market average and support internal earnings growth capability. The Fund only invests in companies that have a minimum market capitalization of $250 million at the time of purchase, and seeks to maintain a minimum average weighted market capitalization of $5 billion.

Principal Risks of Investing in the Fund

You could lose money on your investment in the Fund and the Fund could under-perform other investments. The principal risks of investing in the Fund include:

    -    The stock market goes down
    - The stock market continues to undervalue the stocks in the Fund's portfolio
    - The sub-adviser's judgment as to the value of a stock proves to be wrong
    - The Fund's particular investment style falls out of favor with the market

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.

Who May Want to Invest in the Fund

You may want to purchase shares of the Fund if:

    - You are willing to tolerate significant changes in the value of your investment
    -    You are pursuing a long-term goal
    -    You are willing to accept higher short-term risk

The Fund may not be appropriate for you if:

    - You want an investment that pursues market trends or focuses only on particular sectors or industries
    -    You need regular income or stability of principal
    - You are pursuing a short-term goal or investing emergency reserves

Performance

The following chart and table provide some indication of the risks of investing in the Fund by showing performance and how the Fund's returns compare to a broad measure of market performance. Performance information represents only past performance and does not necessarily indicate future results.

Growth Equity Fund

The following chart shows the annual total return of the Fund for each full calendar year the Fund has operated.

         1999           2000           2001
         24.44%         -5.66%         [____]

During the period shown in the chart, the highest quarterly return was [___]% (for the quarter ended [_____]) and the lowest quarterly return was [____]% (for the quarter ended [_____]).



The following table compares the Fund's average annual total returns as of December 31, 2001 to the S&P 500 Index and the Russell 1000 Growth Index.

                                    1 Year     Since Inception(1)
Growth Equity Fund
    Return Before Taxes            [______]%      [______]%
    Return After Taxes (2)         [______]%      [______]%
    Return After Taxes on
    Distributions and Sale
      of Fund Shares               [______]%      [______]%

S&P 500 Index (3)
    (reflects no deduction for
    fees, expenses or taxes)       [______]%      [______]%

Russell 1000 Growth Index (4)
    (reflects no deduction for fees,
    expenses or taxes)             [______]%      [______]%

(1)  Since March 30, 1998.
(2) After-tax returns are an estimate which is calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3)(4) The S&P 500(R) Index is the Standard & Poor's 500 Index, a widely recognized, unmanaged index of common stock. The index figures assume reinvestment of all dividends paid by stocks included in the index. One cannot invest directly in the index. While both the S&P 500 Index and the Russell 1000 Growth Index are shown, the subadviser believes that the S&P 500 Index more accurately represents the Fund's industry diversification, capitalization range and risk characteristics.The Russell 1000 Growth Index tracks stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. One cannot invest directly in the index.

Fee Table

The following tables describe the fees and expenses that you will pay if you invest in the Fund.

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases      None
Maximum Deferred Sales Charge (Load)                  None
Maximum Sales Charge (Load) Imposed on
  Reinvested Distributions                            None
Redemption Fee                                        None
Exchange Fee                                          None


Annual Fund Operating Expenses(1)
(expenses that are deducted from Fund assets)
Advisory Fees                                         [__]%
Distribution (12b-1) Fees                             None
Other Expenses                                        [__]%
  Shareholder Services Fees                     [___]%
  Miscellaneous                                 [___]%
Total Annual Fund Operating Expenses                  [___]%

(1) Based on amounts incurred during the Fund's fiscal year ended December 31, 2001 as stated as a percentage of net assets.

Example

The following is a hypothetical example intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example assumes a $10,000 investment in the Fund, a 5 percent annual return, that the Fund's operating expenses remain the same as stated in the table above (before waivers and reimbursements) and reinvestment of all distributions and redemption at the end of each period. Although your actual costs may be higher or lower, under these assumptions your costs would be:

         1 Year         3 Years         5 Years        10 Years
         $[___]         $[___]          $[___]         $[____]

Investment Objectives, Principal Investment Strategies and
Principal Risks

Investment Objective

The investment objective of the Fund is long-term capital appreciation. There is no assurance that the Fund will achieve this objective.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing under normal circumstances at least 65 percent of its total assets in the common stock of domestic companies. The Fund only invests in companies having a minimum market capitalization of $250 million at the time of purchase, and seeks to maintain a minimum average weighted market capitalization of $5 billion.

The Fund invests in the securities of issuers that its sub-adviser believes have superior growth potential and fundamental characteristics that are significantly better than the market average and support internal earnings growth capability. The Fund may invest in the securities of companies whose growth potential is, in the sub-adviser's opinion, generally unrecognized or misperceived by the market. The sub-adviser may also look to changes in a company that involve a sharp increase in earnings, the hiring of new management or measures taken to close the gap between the company's share price and takeover/asset value. The Fund may also invest in preferred stocks and securities convertible into common stock. The Fund will only purchase convertible securities that, at the time of purchase, are investment grade securities or, if unrated, are determined by the sub-adviser to be of comparable quality.

Principal Investment Risks

Generally There is no assurance that the Fund will achieve its investment objective, and the Fund's net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. Upon redemption, an investment in the Fund may be worth more or less than its original value. The Fund, by itself, does not provide a complete investment program.

All investments made by the Fund have some risk. Among other things, the market value of any security in which the Fund may invest is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of the issuer's worth.

The Fund may be an appropriate investment if you are seeking long-term growth in your investment, and are willing to tolerate significant fluctuations in the value of your investment in response to changes in the market value of the stocks the Fund holds. This type of market movement may affect the price of the securities of a single issuer, a segment of the domestic stock market or the entire market. The investment style for the Fund could fall out of favor with the market. In other words, if investors lose interest in "growth" stocks, then the net asset value of the Fund could also decrease. The Fund may hold cash or cash equivalents such as high quality money market instruments pending investment and to retain flexibility in meeting redemptions and paying expenses. Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

Temporary Defensive Position In order to respond to adverse market, economic or other conditions, the Fund may assume a temporary defensive position and invest without limit in these instruments. As a result, the Fund may be unable to achieve its investment objective.

Management

The business of Memorial Funds (the "Trust") and the Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of the Fund and all other series of the Trust and meets periodically to review the Fund's performance, monitor investment activities and practices and discuss other matters affecting the Fund. Additional information regarding the Trustees, as well as executive officers, may be found in the Statement of Additional Information ("SAI").

Adviser

Since January 1, 2001, Memorial Investment Advisors, Inc. (the "Adviser"), 5847 San Felipe, Suite 875, Houston, Texas 77057, has served as investment adviser to the Fund. Subject to the general control of the Board, the Adviser is responsible for among other things, developing a continuing investment program for the Fund in accordance with its investment objective, reviewing the investment strategies and policies of the Fund and advising the Board on the selection of sub-advisers. For its services, the Adviser receives an advisory fee at an annual rate of 0.35% of the average daily net assets of the Fund. The Adviser has not previously served as an investment adviser for a registered investment company. However, the Adviser presently manages private accounts in the amount of $[126] million.

Investment Consultant

To assist it in carrying out its responsibilities, the Adviser has retained Capital Resource Advisors (formerly known as Wellesley Group, Inc.), 800 South Street, Waltham, Massachusetts 02154, to provide data with which the Adviser and the Board can monitor and evaluate the performance of the Fund and the sub-adviser.

Sub-adviser/Portfolio Manager

The Adviser has the ultimate responsibility (subject to oversight by the Board) to oversee the sub-adviser and recommend its hiring, termination and replacement. The Adviser has entered into an investment sub-advisory agreement with Davis Hamilton Jackson & Associates, L.P. ("DHJA"), under which DHJA serves as the Fund's sub-adviser. The Adviser has retained DHJA to render advisory services and make daily investment decisions for the Fund. The day-to-day management of the Fund is performed by a portfolio manager employed by the sub-adviser to the Fund. The sub-adviser is registered as an investment adviser under the Investment Advisers Act of 1940. The sub-adviser for the Fund and its portfolio manager's business experience and educational background follow:


DHJA, Two Houston Center, 909 Fannin Street, Suite 550, Houston, Texas 77010, manages the portfolio of Growth Equity Fund. DHJA currently manages approximately $[2 billion] for institutions and high net worth individuals and invests primarily in domestic equity securities. Mr. J. Patrick Clegg, CFA, is the Fund's portfolio manager. Prior to joining DHJA as a portfolio manager, he was a Principal and Director of Research at Luther King Capital Management in Fort Worth, Texas from 1991 to 1996. Mr.

Clegg holds a Masters in Business Administration from the University of Texas.


SEC Exemptive Order

The Trust and the Adviser have received an exemptive order from the Securities and Exchange Commission ("SEC") that permits the Adviser, subject to certain conditions, to enter into agreements relating to the Fund with unaffiliated sub-advisers approved by the Board, without obtaining shareholder approval. The exemptive order also permits the Adviser, subject to the approval of the Board but without shareholder approval, to employ new unaffiliated sub-advisers for new or existing funds, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. Shareholders of the Fund have the right to terminate an agreement with the sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of the Fund. Shareholders will be notified of any sub-adviser changes. If the Adviser hires more than one sub-adviser for the Fund, the order also permits the Fund to disclose to shareholders the sub-advisers' fees only in the aggregate for the Fund.

Other Service Providers


InCap Group, Inc. ("InCap") provides various services to the Fund. As of March 31, 2002, InCap provided services to investment companies and collective investment funds with assets of approximately $[_______].


InCap Securities, Inc., a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of the Fund's shares. The distributor acts as the agent of Memorial Funds in connection with the offering of shares of the Fund. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of shares of the Fund.


InCap Service Company (the "Transfer Agent") is the Fund's transfer agent and dividend disbursing agent.

Shareholder Services Plan

The Trust has adopted a shareholder services plan permitting the Trust to compensate financial institutions for acting as shareholder servicing agents for their customers. Under this plan, the Trust has entered into an agreement with Memorial Group, Inc. ("MGI"), a corporation of which Christopher W. Hamm, the Chairman of the Board and President of the Trust, is the sole shareholder. MGI performs certain shareholder services not provided by the Transfer Agent and is paid fees at an annual rate of 0.25 percent of the aggregate average daily net asset value of the shares of the Fund owned by investors for which MGI maintains a servicing relationship.

Fund Expenses

The Fund pays for all of its expenses. The Fund's expenses are comprised of expenses attributable to the Fund as well as expenses that are allocated among the four series of the Trust.
Any waiver would have the effect of increasing the Fund's performance for the period during which the waiver was in effect.

Your Account

How to Contact the Fund

Write to us at:
     Memorial Funds
     P.O. Box 844
     Conshohocken, PA 19428

Overnight Address
     Memorial Funds
     555 North Lane, Suite 6160
     Conshohocken, PA 19428

Telephone us
Toll-Free at:
     (888) 263-5593

Wire investments
(or ACH payments) to:
     First Union National Bank
     Philadelphia, PA
     ABA #031201467
     For Credit to:
     Account # 2000011241830
     Further Credit:
     The Memorial Funds -
     Growth Equity Fund
     (Your Name)
     (Your Account Number)

General Information

You pay no sales charge to purchase or sell (redeem) shares of the Fund. You may purchase and sell shares at the net asset value of a share or NAV next calculated after the Transfer Agent receives your request in proper form. If the Transfer Agent receives your request in proper form prior to 4:00 p.m., your transaction will be priced at that day's NAV. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

The Fund does not issue share certificates.

You will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmation.

The Fund reserves the right to impose minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

When and How NAV is Determined The Fund calculates its NAV as of the close of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., Eastern time) on each weekday except days when the Exchange is closed. The time at which NAV is calculated may change in case of an emergency or if the Exchange closes early. The Fund's NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting all liabilities and then dividing the result (net assets) by the number of shares outstanding. The Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available, the Fund values securities at fair value, as determined by the Board.

Transactions Through Third Parties If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different than those of the Fund. Banks, brokers, retirement plans and financial advisers may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution or retirement plan for further information.

Buying Shares

How to Make Payments All investments must be in U.S. dollars and checks must be drawn on U.S. banks.

     Checks For individual, sole proprietorship, joint and Uniform Gifts to Minors Act ("UGMA") or Uniform Transfer to Minors Act ("UTMA") accounts, the check must be made payable to "Memorial Funds" or to one or more owners of the account and endorsed to "Memorial Funds." For all other accounts, the check must be made payable on its face to "Memorial Funds." No other method of check payment is acceptable (for instance, you may not pay by travelers check).

     Purchases by Automated Clearing House ("ACH") This service allows you to purchase additional shares through an electronic transfer of money from your checking or savings account. When you make an additional purchase by telephone, the Transfer Agent will automatically debit your pre-designated bank account for the desired amount. You may call (888) 263-5593 to request an ACH transaction.

     Wires  Instruct your financial institution to make a Federal
     Funds wire payment to us. Your financial institution may charge you a fee for this service.

Minimum Investments The minimum initial investment for the Fund is $2,000. There is no minimum additional investment.

Management of the Fund may choose to waive the initial investment minimum.

Account Requirements

Type of Account

Individual, Sole Proprietorship and Joint Accounts
Individual accounts are owned by one person, as are sole proprietorship accounts. Joint accounts have two or more owners
(tenants)

Gifts or Transfers to a Minor (UGMA, UTMA)
These custodial accounts provide a way to give money to a child and obtain tax benefits

Business Entities

Trusts

Requirement

     - Instructions must be signed by all persons required to sign exactly as their names appear on the account

     - Depending on state laws, you can set up a custodial account under the UGMA or the UTMA

     - The custodian must sign instructions in a manner indicating custodial capacity

     - Submit a Corporate/ Organization Resolution form or similar document

     - The trust must be established before an account can be opened

     - Provide a certified trust document, or the pages from the trust document that identify the trustees

Investment Procedures

How To Open an Account

By Check
     - Call or write us for an account application (and a Corporate/Organization Resolution form, if applicable)

     -   Complete the application (and resolution form)

     - Mail us your application (and resolution form) and a check

By Wire
     - Call or write us for an account application (and a Corporate/Organization Resolution form, if applicable)

     -   Complete the application (and resolution form)

     - Call us to fax the completed application (and resolution form) and we will assign you an account number

     -   Mail us your original application (and resolution form)

     -   Instruct your bank to wire your money to us

By ACH Payment
     - Call or write us for an account application (and a Corporate/Organization Resolution form, if applicable)

     -   Complete the application (and resolution form)

     - Call us to fax the completed application (and resolution form) and we will assign you an account number

     -   Mail us your original application (and resolution form)

     -   Make an ACH payment

How To Add to Your Account

By Check
     - Fill out an investment slip from a confirmation statement or write us a letter

     -   Write your account number on your check.

     -   Mail us the slip (or your letter) and a check

By Wire
     -   Call to notify us of your incoming wire

     -   Instruct your bank to wire your money to us

By Systematic Investment
     - Complete the Systematic Investment section of the application

     -   Attach a voided check to your application

     -   Mail us the completed application and the voided check

Systematic Investments You may invest a specified amount of money in the Fund once or twice a month on specified dates.

These payments are taken from your bank account by ACH payment.
Systematic investments must be for at least $100.

Limitations on Purchases The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of a Fund within a calendar year).

Canceled or Failed Payments The Fund accepts checks and ACH transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account in any Fund) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase, exchange or redemption due to nonpayment.

Selling Shares

The Fund processes redemption orders promptly and you will generally receive redemption proceeds within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. If the Fund has not yet collected payment for the shares you are selling, however, it may delay sending redemption proceeds for up to 15 calendar days.

              How To Sell Shares from Your Account

By Mail
-    Prepare a written request including:
     -   Your name(s) and signature(s)
     -   Your account number
     -   The Fund name
     -   The dollar amount or number of shares you want to sell
     -   How and where to send your proceeds
-    Obtain a signature guarantee (if required)
-    Obtain other documentation (if required)
-    Mail us your request and documentation

By Wire
- Wire requests are only available if you provided bank account information on your account application and your request is for $5,000 or more
- Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") or

-    Mail us your request (See "By Mail")

By Telephone
- Call us with your request (unless you declined telephone redemption privileges on your account application)
-    Provide the following information:
     -   Your account number
     -   Exact name(s) in which the account is registered
     -   Additional form of identification
-    Your proceeds will be:
     -   Mailed to you or
     - Wired to you (unless you did not provide bank account information on your account application) (See "By Wire")

Systematically
- Complete the systematic withdrawal section of the application
-    Attach a voided check to your application
-    Mail us your completed application

Telephone Redemption Privileges You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

Wire Redemptions You may have your redemption proceeds wired to you if you provided bank account information on your account application. The minimum amount you may redeem by wire is $5,000. If you wish to make your wire request by telephone, you must also have telephone redemption privileges.

Systematic Withdrawal If you own shares of the Fund with an aggregate value of at least $10,000, you may request a specified amount of money from your account once a month or once a quarter on a specified date. These payments can be sent to your address of record by check or to a designated bank account by ACH payment. Systematic requests must be for at least $100.

Signature Guarantee Requirements To protect you and the Fund against fraud, certain redemption options will require a signature guarantee. A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. We will need written instructions signed by all registered owners, with a signature guarantee for each owner, for any of the following:

-    Written requests to redeem $100,000 or more
-    Changes to a shareholder's record name

- Redemption from an account for which the address or account registration has changed within the last 30 days
- Sending redemption or distribution proceeds to any person, address, brokerage firm or bank account not on record
- Sending redemption or distribution proceeds to an account with a different registration (name or ownership) from yours
- Adding or changing: ACH or wire instructions; telephone redemption or exchange options; or any other election in connection with your account

We reserve the right to require a signature guarantee(s) on all redemptions.

Small Accounts If the value of your account falls below $2,000, the Fund may ask you to increase your balance. If the account value is still below $2,000 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below this amount solely as a result of a reduction in your account's market value.

Redemptions In Kind The Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash.
These redemptions "in kind" usually occur if the amount requested is large enough to affect the Fund's operations (for example, if it represents more than 1 percent of the Fund's assets).

Lost Accounts The Transfer Agent will consider your account "lost" if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

Exchange Privileges


You may sell your Fund shares and buy shares of any other series of the Memorial Funds, also known as an exchange, by telephone or in writing. Because exchanges are treated as a sale and purchase, they may have tax consequences.

Requirements You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges, but each Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone exchange privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer

Agent takes reasonable measures to verify that the order is genuine.

                         How to Exchange

By Mail
-    Prepare a written request including:
     -   Your name(s) and signature(s)
     -   Your account number
     -   The names of the funds you are exchanging
     -   The dollar amount or number of shares you want to sell
         (and exchange)
- If opening a new account, complete an account application if you are requesting different shareholder privileges
-    Mail us your request and documentation

By Telephone
- Call us with your request (unless you declined telephone redemption privileges on your account application)
-    Provide the following information:
     -   Your account number
     -   Exact name(s) in which account is registered
     -   Additional form of identification

Subadviser Past Performance

The following chart and table set forth the performance data relating to the historical performance of the private account clients (i.e., non-investment company clients) managed by Davis Hamilton Jackson & Associates, L.P. ("DHJA"), sub-adviser of the Fund. The private accounts of DHJA have investment objectives and investment policies, strategies and risks substantially similar to those of the Fund. DHJA does not manage registered investment companies with investment objectives and investment policies, strategies and risks substantially similar to those of the Fund. While DHJA is primarily responsible for the Fund's performance, the information presented does not represent the past performance of the Fund. You should not consider this performance data as an indication of future performance of the Fund.

All returns presented were calculated on a total return basis, include the reinvestment of all dividends and interest, and takes into account accrued income and realized and unrealized gains and losses. All returns reflect the deduction of the actual investment advisory fees or highest investment advisory fees charged, brokerage commissions and execution costs paid by the sub-adviser's private accounts, without provision for federal or state income taxes. Custodial fees, if any, were not included in the calculations.


You should be aware that the use of a methodology different from that used below to calculate performance could result in different performance data. The Fund's performance is calculated using the method required by the SEC, which differs from the method used to calculate the performance of the private accounts. The private accounts are not subject to the same types of expenses to which the Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed by the Investment Company Act of 1940, as amended, (the "1940 Act") or Subchapter M of the Internal Revenue Code of 1986, as amended. The performance results for the private accounts would have been adversely affected (i.e., lower) if the private accounts included in the composite had been regulated as an investment company under the federal securities laws.


The following chart and table show the composite performance data of DHJA's private accounts for the period ended December 31, 2001.

                  Average Annual Total Returns

     1 Year        3 Years     5 Years       10 Years
     -5.60%        17.30%      20.40%        19.60%


                       DHJA's Composite
                        for the Growth    S&P 500   Russel 1000
Year(s)                 Equity Style(1)  Index(2) Growth Index(3)

1 Year (2001)               [___]%          [___]%       [___]%
3 Years (1999-2001)(4)      [___]%          [___]%       [___]%
5 Years (1997-2001)(4)      [___]%          [___]%       [___]%
10 Years (1992-2001) (4)    [___]%          [___]%       [___]%
1997                        34.9%           33.3%        30.5%
1998                        37.5%           28.6%        38.7%
1999                        24.4%           21.0%        33.1%
2000                        -5.6%           -9.2%        22.4%
2001                        [___]%          [___]%       [___]%

(1)  The presentation above describes and contains fifty-eight
     (58) accounts valued, as of December 31, 2001, at $[____] billion. DHJA's results for the period of January 1, 1990 through December 31, 1992 were valued monthly and the composites were equally weighted. DHJA's results for the period from January 1, 1993 through December 31, 2001 are valued monthly and the composites are asset weighted. The composite for the time period of January 1, 1990 through December 31, 1992 does not include those portfolios that maintained restrictions which prohibited DHJA from managing those accounts in a manner substantially similar to the investment objectives, investment policies and strategies of the Fund.
(2) The S&P 500(R) Index is the Standard & Poor's 500 Index, a widely recognized, unmanaged index of common stock. The index figures assume reinvestment of all dividends paid by stocks included in the index. One cannot invest directly in the index. While both the S&P 500 Index and the Russell 1000 Growth Index are shown, DHJA believes that the S&P 500 Index more accurately represents the private account's industry diversification, capitalization range and risk characteristics.
(3) The Russell 1000 Growth Index tracks stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. One cannot invest directly in the index.
(4)  Average annual returns through December 31, 2001.

Other Information

Distributions

The Fund declares and pays distributions from net investment income quarterly. Any net capital gain realized by the Fund will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

Taxes

The Fund intends to operate in a manner such that it will not be liable for Federal income or excise tax.

The Fund's distribution of net investment income (including short-term capital gain) is taxable to you as ordinary income. A portion of the dividends paid by the Fund may be eligible for the dividends-received deduction for corporate shareholders. The Fund's distribution of long-term capital gain, if any, may be taxable to you as long-term capital gain regardless of how long you have held your shares of the Fund. This determination is based upon how long the Fund holds its investment. Distributions may also be subject to state and local taxes.

Distributions of capital gain reduce the net asset value of the Fund's shares by the amount of the distribution. If you purchase shares prior to these distributions, you are taxed on the distribution even though the distribution represents a return of your investment. The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.


The Fund may be required to withhold U.S. federal income tax at the rate of 30% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.

The Fund will mail you reports containing information about the income tax status of distributions paid during the year after December 31 of each year. For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

Core and Gateway(R)

The Fund may seek to achieve its investment objective by investing all of its assets in shares of another diversified, open-end management investment company that has corresponding investment objectives and investment policies to those of the Fund.

Financial Highlights

The following table is intended to help you understand the Fund's financial performance. Total return in the table represents the rate an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all distributions). This information has been audited by KPMG LLP. The Fund's financial statements and the auditor's report are included in the Annual Report, which is available upon request, without charge.

                                          Year Ended

                           12/31/01     12/31/00    12/31/99    12/31/98(1)

Selected Data for a
  Single Share
Beginning Net Asset
  Value                        $[___]     $12.50      $11.49      $10.00
Income From Investment
  Operations
  Net investment income        [___]       -0.01       -0.01        0.01
  Net gain (loss) on
    securities (realized
    and unrealized)                        -0.69        2.67        2.09
Total From Investment          [___]       -0.70        2.66        2.10
  Operations
Less Distributions
  From net investment income   [___]        -          -0.00(2)    -0.01
  From capital gain            [___]       -2.54       -1.56       -0.60
  Return of capital            [___]        -          -0.09        -
Total Distributions            [___]       -2.54       -1.65       -0.61
Ending Net Asset Value         $[___]      $9.26      $12.50      $11.49
Other Information
Ratios to Average
  Net Assets
  Expenses                     [___]%       1.00%       1.00%       1.00%(3)
  Expenses (gross)(4)          [___]%       1.00%       1.09%       1.19%(3)
  Net investment income        [___]%      -0.11%      -0.10%       0.16(3)
Total Return                   [___]%      -5.66%      24.44%      20.97%
Portfolio Turnover Rate        [___]%         78%        108%        135%
Net Assets at End of Period    $[___]     $29,889     $41,833     $26,426
  (in thousands)
(1)  Institutional Shares of the Fund commenced operations on March 30, 1998.
(2)  Distributions per share were $.00055.
(3)  Annualized.
(4) Reflects expense ratio in absence of expense reimbursements and fee waivers.

FOR MORE INFORMATION

                   Annual/Semi-Annual Reports

Each Fund will provide annual and semi-annual reports to shareholders that will provide additional information about the Fund's investments. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performances during their last fiscal year.


           Statement of Additional Information ("SAI")

The SAI provides more detailed information about each Fund and is incorporated by reference into this Prospectus.


                      Contacting the Funds

You can get free copies of both reports and the SAI, request other information and discuss your questions about each Fund by contacting your broker or the Funds at:

                      Memorial Funds
                          P.O. Box 844
                     Conshohocken, PA 19428
                         (888) 263-5593


         Securities and Exchange Commission Information

You can also review each Fund's reports, SAI and other information about the Fund at the Public Reference Room of the Securities and Exchange Commission ("SEC"). The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. You can get copies of this information, for a fee, by e-mailing or by writing to:

                      Public Reference Room
               Securities and Exchange Commission
                   Washington, D.C. 20549-0102
               E-mail address: public info@sec.gov

Free copies of the reports and SAI are available from the SEC's
Web site at www.sec.gov.



Investment Company Act File No. 811-8529

                             [LOGO]


                      Government Bond Fund

                       Corporate Bond Fund

                       Growth Equity Fund

                        Value Equity Fund















                         Memorial Funds
                   555 North Lane, Suite 6160
                     Conshohocken, PA 19428
                     (888) 263-5593

                      [LOGO] MEMORIAL FUNDS

                           Prospectus

                           MAY 1, 2002

                        Value Equity Fund

                      Institutional Shares


           Shares of the Fund are offered to investors without any sales charge or Rule 12b-1 (distribution) fees.













The Securities and Exchange Commission has not approved or disapproved the Fund's shares or determined whether this prospectus is accurate or complete.
    Any representation to the contrary is a criminal offense.

Table of Contents

Risk/Return Summary

Performance

Fee Table

Investment Objectives, Principal Investment
 Strategies and Principal Risks

Management

Your Account

General Information

Buying Shares

Selling Shares

Exchange Privileges

Sub-adviser Past Performance

Other Information

Financial Highlights

Risk/Return Summary

Concepts to Understand

Value Investing means to invest in stocks whose prices are low relative to stocks of comparable companies

Common Stock is ownership shares in a corporation that are sold initially by the corporation and then traded by investors

Price/Earnings Ratio means the ratio of a company's current market capitalization divided by annual earnings per share

Market capitalization of a company means the value of the company's common stock in the stock market

Investment Goal Long-term capital appreciation.

Principal Investment Strategy Value Equity Fund (the "Fund") uses a "value investing" style by investing under normal circumstances at least 65 percent of its total assets in the common stock of domestic companies that its sub-adviser believes are under-priced relative to comparable securities determined by price/earnings ratios, cash flows or other measures. The Fund only invests in companies that have a minimum market capitalization of $250 million at the time of purchase and seeks to maintain a minimum average weighted market capitalization of $5 billion.

Principal Risks of Investing in the Fund

You could lose money on your investment in the Fund and the Fund could under-perform other investments. The principal risks of investing in the Fund include:

--  The stock market goes down

-- The stock market continues to undervalue the stocks in the Fund's portfolio

-- The sub-adviser's judgment as to the value of a stock proves to be wrong

-- The Fund's particular investment style falls out of favor with the market

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.

Who May Want to Invest in the Fund

You may want to purchase shares of the Fund if:

-- You are willing to tolerate significant changes in the value of your investment

--  You are pursuing a long-term goal

--  You are willing to accept higher short-term risk

The Fund may not be appropriate for you if:

-- You want an investment that pursues market trends or focuses only on particular sectors or industries

--  You need regular income or stability of principal

-- You are pursuing a short-term goal or investing emergency reserves

Performance

The following chart and table provide some indication of the risks of investing in the Fund by showing performance and how the Fund's returns compare to a broad measure of market performance. Performance information represents only past performance and does not necessarily indicate future results.

Value Equity Fund

The following chart shows the annual total return of the Fund for each full calendar year the Fund has operated.

         1999           2000                     2001
         -3.96%         6.20%                    [___]

During the period shown in the chart, the highest quarterly return was [__]% (for the quarter ended [___________]) and the lowest quarterly return was [__]% (for the quarter ended
[______________]).

The following table compares the Fund's average annual total returns as of December 31, 2001 to the S&P/Barra Value Index and the Russell 1000 Value Index.

Value Equity Fund               1 Year      Since Inception(1)
Return Before Taxes               [_____]%         [_____]%
Return After Taxes(2)             [_____]%         [_____]%
Return After Taxes on
  Distributions and
  Sale of Fund Shares             [_____]%         [_____]%
S&P/Barra Value Index(3)
  (reflects no deduction
  for fees, expenses
  or taxes)                       [_____]%         [_____]%
Russell 1000 Value Index (4)
(reflects no deduction for
  fees, expenses or taxes)        [_____]%         [_____]%

(1)  Since March 30, 1998.
(2) After-tax returns are an estimate which is calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3) The S&P/Barra Value Index tracks stocks in the S&P 500 Index with lower price-to-book ratios. One cannot invest directly in the index. While both the S&P/Barra Value Index and the Russell 1000 Value Index are shown, the sub-adviser believes that the S&P/Barra Value Index more accurately represents the Fund's industry diversification, capitalization range and risk characteristics.
(4) The Russell 1000 Value Index tracks stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. One cannot invest directly in the index.

Fee Table

The following tables describe the fees and expenses that you will pay if you invest in the Fund.

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases           None
Maximum Deferred Sales Charge (Load)                       None
Maximum Sales Charge (Load) Imposed on
   Reinvested Distributions                                None
Redemption Fee                                             None
Exchange Fee                                               None

Annual Fund Operating Expenses(1)
(expenses that are deducted from Fund assets)
Advisory Fees                                            [__]%
Distribution (12b-1) Fees                                None
Other Expenses                                           [__]%
Shareholder Services Fees                        [__]%
Miscellaneous                                    [__]%
Total Annual Fund Operating Expenses                     [__]%

(1) Based on amounts incurred during the Fund's fiscal year ended December 31, 2001 as stated as a percentage of net assets.

Example

The following is a hypothetical example intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example assumes a $10,000 investment in the Fund, a 5 percent annual return, that the Fund's operating expenses remain the same as stated in the table above (before waivers and reimbursements) and reinvestment of all distributions and redemption at the end of each period. Although your actual costs may be higher or lower, under these assumptions your costs would be:

 1 Year           3 Years            5 Years          10 Years
 $[___]           $[___]             $[___]           $[____]

Investment Objectives, Principal Investment
Strategies and Principal Risks

Investment Objective

The investment objective of the Fund is long-term capital appreciation. There is no assurance that the Fund will achieve this objective.

Principal Investment Strategies

The Fund seeks to attain its objective by investing under normal circumstances at least 65 percent of its total assets in common stocks of domestic companies. The Fund only invests in companies having a minimum market capitalization of $250 million at the time of purchase, and seeks to maintain a minimum average weighted market capitalization of $5 billion.

Using a value approach, the Fund seeks to invest in stocks that are underpriced relative to other stocks, determined by price/earnings ratios, cash flows or other measures. The sub-adviser relies on stock selection to achieve its results, rather than trying to time market fluctuations. In selecting stocks, the sub-adviser establishes valuation parameters, by using relative ratios or target prices to evaluate companies on several levels.

The Fund may also invest in preferred stocks and securities convertible into common stock. The Fund will only purchase convertible securities that, at the time of purchase, are investment grade or, are unrated and determined by the sub-adviser to be of comparable quality.

Principal Investment Risks

Generally There is no assurance that the Fund will achieve its investment objective, and the Fund's net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. Upon redemption, an investment in the Fund may be worth more or less than its original value. The Fund, by itself, does not provide a complete investment program.

All investments made by the Fund have some risk. Among other things, the market value of any security in which the Fund may invest is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of the issuer's worth.

The Fund may be an appropriate investment if you are seeking long-term growth in your investment, and are willing to tolerate significant fluctuations in the value of your investment in response to changes in the market value of the stocks the Fund holds. This type of market movement may affect the price of the securities of a single issuer, a segment of the domestic stock market or the entire market. The value of the Fund's investments could be impacted by changes in interest rates. The investment style for the Fund could fall out of favor with the market. In other words, if investors lose interest in "value" stocks, then the net asset value of the Fund could also decrease. The Fund may hold cash or cash equivalents such as high quality money market instruments pending investment and to retain flexibility in meeting redemptions and paying expenses. Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

Temporary Defensive Position In order to respond to adverse market, economic or other conditions, the Fund may assume a temporary defensive position and invest without limit in these instruments. As a result, the Fund may be unable to achieve its investment objective.

Management

The business of Memorial Funds (the "Trust") and the Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of the Fund and all other series of the Trust and meets periodically to review the Fund's performance, monitor investment activities and practices and discuss other matters affecting the Fund. Additional information regarding the Trustees, as well as executive officers, may be found in the Statement of Additional Information ("SAI").

Adviser

Since January 1, 2001, Memorial Investment Advisors, Inc. (the "Adviser"), 5847 San Felipe, Suite 875, Houston, Texas 77057, has served as investment adviser to the Fund. Subject to the general control of the Board, the Adviser is responsible for among other things, developing a continuing investment program for the Fund in accordance with its investment objective, reviewing the investment strategies and policies of the Fund and advising the Board on the selection of sub-advisers. For its services, the Adviser receives an advisory fee at an annual rate of 0.35% of the average daily net assets of the Fund. The Adviser has not previously served as an investment adviser for a registered investment company. However, the Adviser presently manages private accounts in the amount of $[126] million.

Investment Consultant

To assist it in carrying out its responsibilities, the Adviser has retained Capital Resource Advisors (formerly known as Wellesley Group, Inc.), 800 South Street, Waltham, Massachusetts 02154, to provide data with which the Adviser and the Board can monitor and evaluate the performance of the Fund and the sub-adviser.

Sub-adviser/Portfolio Manager

The Adviser has the ultimate responsibility (subject to oversight by the Board) to oversee the sub-adviser and recommend its hiring, termination and replacement. The Adviser has entered into an investment sub-advisory agreement with PPM America, Inc. ("PPM"), under which PPM serves as the Fund's sub-adviser. The Adviser has retained PPM to render advisory services and make daily investment decisions for the Fund. The day-to-day management of the Fund is performed by a portfolio manager employed by the sub-adviser to the Fund. The sub-adviser is registered as an investment adviser under the Investment Advisers Act of 1940. The sub-adviser for the Fund and its portfolio manager's business experience follow:

PPM, 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606, manages the portfolio of Value Equity Fund. PPM presently manages approximately $[37] billion in assets. PPM's equity team manages approximately $[5.1] billion in large cap value assets for various institutional clients based in the U.S. and abroad. PPM utilizes a team of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the Fund, as they deem appropriate, in the pursuit of the Fund's objectives.

SEC Exemptive Order

The Trust and the Adviser have received an exemptive order from the Securities and Exchange Commission ("SEC") that permits the Adviser, subject to certain conditions, to enter into agreements relating to the Fund with unaffiliated sub-advisers approved by the Board, without obtaining shareholder approval. The exemptive order also permits the Adviser, subject to the approval of the Board but without shareholder approval, to employ new unaffiliated sub-advisers for new or existing funds, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. Shareholders of the Fund have the right to terminate an agreement with the sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of the Fund. Shareholders will be notified of any sub-adviser changes. If the Adviser hires more than one sub-adviser for the Fund, the order also permits the Fund to disclose to shareholders the sub-advisers' fees only in the aggregate for the Fund.

Other Service Providers

InCap Group, Inc., ("InCap") provides various services to the Fund. As of March 31, 2002, InCap provided services to investment companies and collective investment funds with assets of approximately $[_____].

InCap Securities, Inc., a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of the Fund's shares. The distributor acts as the agent of Memorial Funds in connection with the offering of shares of the Fund. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of shares of the Fund.

InCap Service Company (the "Transfer Agent") is the Fund's transfer agent and dividend disbursing agent.

Shareholder Services Plan

The Trust has adopted a shareholder services plan permitting the Trust to compensate financial institutions for acting as shareholder servicing agents for their customers. Under this plan, the Trust has entered into an agreement with Memorial Group, Inc. ("MGI"), a corporation of which Christopher W. Hamm, the Chairman of the Board and President of the Trust, is the sole shareholder. MGI performs certain shareholder services not provided by the Transfer Agent and is paid fees at an annual rate of 0.25 percent of the aggregate average daily net asset value of the shares of the Fund owned by investors for which MGI maintains a servicing relationship.

Fund Expenses

The Fund pays for all of its expenses. The Fund's expenses are comprised of expenses attributable to the Fund as well as expenses that are allocated among the four series of the Trust.
Any waiver would have the effect of increasing the Fund's performance for the period during which the waiver was in effect.

Your Account

How to Contact the Fund

Write to us at:
     Memorial Funds
     P.O. Box 844
     Conshohocken, PA 19428

Overnight address:
     Memorial Funds
     555 North Lane, Suite 6160
     Conshohocken, PA 19428

Telephone us
Toll-Free at:
     (888) 263-5593

Wire investments
(or ACH payments) to:
     First Union National Bank
     Philadelphia, PA
     ABA #031201467
     For Credit to:
     Account # 2000011241830
     Further Credit:
     The Memorial Funds -
     Value Equity Fund
     (Your Name)
     (Your Account Number)

General Information

You pay no sales charge to purchase or sell (redeem) shares of the Fund. You may purchase and sell shares at the net asset value of a share or NAV next calculated after the Transfer Agent receives your request in proper form. If the Transfer Agent receives your request in proper form prior to 4:00 p.m., your transaction will be priced at that day's NAV. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

The Fund does not issue share certificates.

You will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmation.

The Fund reserves the right to impose minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

When and How NAV is Determined The Fund calculates its NAV as of the close of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., Eastern time) on each weekday except days when the Exchange is closed. The time at which NAV is calculated may change in case of an emergency or if the Exchange closes early. The Fund's NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting all liabilities and then dividing the result (net assets) by the number of shares outstanding. The Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available, the Fund values securities at fair value, as determined by the Board.

Transactions Through Third Parties If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different than those of the

Fund. Banks, brokers, retirement plans and financial advisers may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution or retirement plan for further information.

Buying Shares

How to Make Payments All investments must be in U.S. dollars and checks must be drawn on U.S. banks.

     Checks For individual, sole proprietorship, joint and Uniform Gifts to Minors Act ("UGMA") or Uniform Transfer to Minors Act ("UTMA") accounts, the check must be made payable to "Memorial Funds" or to one or more owners of the account and endorsed to "Memorial Funds." For all other accounts, the check must be made payable on its face to "Memorial Funds." No other method of check payment is acceptable (for instance, you may not pay by travelers check).

     Purchases by Automated Clearing House ("ACH") This service allows you to purchase additional shares through an electronic transfer of money from your checking or savings account. When you make an additional purchase by telephone, the Transfer Agent will automatically debit your pre-designated bank account for the desired amount. You may call (888) 263-5593 to request an ACH transaction.

     Wires  Instruct your financial institution to make a Federal
     Funds wire payment to us. Your financial institution may charge you a fee for this service.

Minimum Investments The minimum initial investment for the Fund is $2,000. There is no minimum additional investment.

Management of the Fund may choose to waive the initial investment minimum.

Account Requirements

Type of Account

Individual, Sole Proprietorship and Joint Accounts

Individual accounts are owned by one person, as are sole proprietorship accounts. Joint accounts have two or more owners
(tenants)

Gifts or Transfers to a Minor (UGMA, UTMA)

These custodial accounts provide a way to give money to a child and obtain tax benefits

Business Entities



Trusts



Requirement

-- Instructions must be signed by all persons required to sign exactly as their names appear on the account

-- Depending on state laws, you can set up a custodial account under the UGMA or the UTMA

-- The custodian must sign instructions in a manner indicating custodial capacity

-- Submit a Corporate/ Organization Resolution form or similar document

-- The trust must be established before an account can be opened


-- Provide a certified trust document, or the pages from the trust document that identify the trustees

Investment Procedures

How To Open an Account

By Check

-- Call or write us for an account application (and a Corporate/Organization Resolution form, if applicable)

--   Complete the application (and resolution form)

--   Mail us your application (and resolution form) and a check

By Wire

-- Call or write us for an account application (and a Corporate/Organization Resolution form, if applicable)

--   Complete the application (and resolution form)

-- Call us to fax the completed application (and resolution form) and we will assign you an account number

--   Mail us your original application (and resolution form)

--   Instruct your bank to wire your money to us

By ACH Payment

-- Call or write us for an account application (and a Corporate/Organization Resolution form, if applicable)

--   Complete the application (and resolution form)

-- Call us to fax the completed application (and resolution form) and we will assign you an account number

--   Mail us your original application (and resolution form)

--   Make an ACH payment

How To Add to Your Account

By Check

-- Fill out an investment slip from a confirmation statement or write us a letter

--   Write your account number on your check

--   Mail us the slip (or your letter) and a check

By Wire

--   Call to notify us of your incoming wire

--   Instruct your bank to wire your money to us

By Systematic Investment

-- Complete the Systematic Investment section of the application

--   Attach a voided check to your application

--   Mail us the completed application and the voided check

Systematic Investments You may invest a specified amount of money in the Fund once or twice a month on specified dates.
These payments are taken from your bank account by ACH payment.
Systematic investments must be for at least $100.

Limitations on Purchases The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of a Fund within a calendar year).

Canceled or Failed Payments The Fund accepts checks and ACH transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account in any Fund) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase, exchange or redemption due to nonpayment.

Selling Shares

The Fund processes redemption orders promptly and you will generally receive redemption proceeds within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. If the Fund has not yet collected payment for the shares you are selling, however, it may delay sending redemption proceeds for up to 15 calendar days.

              How To Sell Shares from Your Account

By Mail

--   Prepare a written request including:

     --  Your name(s) and signature(s)

     --  Your account number

     --  The Fund name

     --  The dollar amount or number of shares you want to sell

     --  How and where to send your proceeds

     --  Obtain a signature guarantee (if required)

     --  Obtain other documentation (if required)

     --  Mail us your request and documentation

By Wire

-- Wire requests are only available if you provided bank account information on your account application and your request is for $5,000 or more

-- Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By
     Telephone") or

--   Mail us your request (See "By Mail")

By Telephone

-- Call us with your request (unless you declined telephone redemption privileges on your account application)

--   Provide the following information:

     --  Your account number

     --  Exact name(s) in which the account is registered

     --  Additional form of identification

--   Your proceeds will be:

     --  Mailed to you or

     -- Wired to you (unless you did not provide bank account information on your account application) (See "By Wire")

Systematically

-- Complete the systematic withdrawal section of the application

--   Attach a voided check to your application

--   Mail us your completed application

Telephone Redemption Privileges You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

Wire Redemptions You may have your redemption proceeds wired to you if you provided bank account information on your account application. The minimum amount you may redeem by wire is $5,000. If you wish to make your wire request by telephone, you must also have telephone redemption privileges.

Systematic Withdrawal If you own shares of the Fund with an aggregate value of at least $10,000, you may request a specified amount of money from your account once a month or once a quarter on a specified date. These payments can be sent to your address of record by check or to a designated bank account by ACH payment. Systematic requests must be for at least $100.

Signature Guarantee Requirements To protect you and the Fund against fraud, certain redemption options will require a signature guarantee. A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. We will need written instructions signed by all registered owners, with a signature guarantee for each owner, for any of the following:

--   Written requests to redeem $100,000 or more

--   Changes to a shareholder's record name

-- Redemption from an account for which the address or account registration has changed within the last 30 days

-- Sending redemption and distribution proceeds to any person, address, brokerage firm or bank account not on record

-- Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from yours

-- Adding or changing: ACH or wire instructions; telephone redemption or exchange options or any other election in connection with your account

We reserve the right to require a signature guarantee(s) on all redemptions.

Small Accounts If the value of your account falls below $2,000, the Fund may ask you to increase your balance. If the account value is still below $2,000 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below this amount solely as a result of a reduction in your account's market value.

Redemptions In Kind The Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash.
These redemptions "in kind" usually occur if the amount requested is large enough to affect the Fund's operations (for example, if it represents more than 1 percent of the Fund's assets).

Lost Accounts The Transfer Agent will consider your account "lost" if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

Exchange Privileges

You may sell your Fund shares and buy shares of any other series of the Memorial Funds, also known as an exchange, by telephone or in writing. Because exchanges are treated as a sale and purchase, they may have tax consequences.

Requirements You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges, but each Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone exchange privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

                         How to Exchange

By Mail

--   Prepare a written request including:

     --  Your name(s) and signature(s)

     --  Your account number

     --  The names of the funds you are exchanging

     --  The dollar amount or number of shares you want to sell
         (and exchange)

-- If opening a new account, complete an account application if you are requesting different shareholder privileges

--   Mail us your request and documentation

By Telephone

-- Call us with your request (unless you declined telephone redemption privileges on your account application)

--   Provide the following information:

     --  Your account number

     --  Exact name(s) in which account is registered

     --  Additional form of identification

Sub-adviser Past Performance

The following chart and table set forth the combined performance data relating to the historical performance of the PPM America, Inc. Diversified Large Capitalization Equity Composite, managed by PPM America, Inc. ("PPM"), sub-adviser to the Fund. As of December 31, 2001, the composite includes all separately managed private account clients that PPM manages in the same style as the Fund. In aggregate, this composite is valued at $747 million. The private accounts have investment objectives and investment policies, strategies and risks substantially similar to those of the Fund. While PPM is primarily responsible for the Fund's performance, the information presented does not represent the past performance of the Fund. You should not consider this performance data as an indication of future performance of the Fund.

All returns presented were calculated on a total return basis, include the reinvestment of all dividends and interest, and takes into account accrued income and realized and unrealized gains and losses. All returns reflect the deduction of the actual investment advisory fees or highest investment advisory fees charged, brokerage commissions and execution costs paid by the accounts included in the composite, without provision for federal or state income taxes. Custodial fees, if any, were not included in the calculations.

You should be aware that the use of a methodology different from that used below to calculate performance could result in different performance data. The Fund's performance is calculated using the method required by the SEC, which differs from the method used to calculate the performance of the private accounts included in the composite. The private accounts are not subject to the same types of expenses to which the Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed by the Investment Company Act of

1940, as amended, (the "1940 Act") or Subchapter M of the Internal Revenue Code of 1986, as amended. The performance results for the private accounts would have been adversely affected (i.e., lower) if the private accounts included in the composite had been regulated as an investment company under the federal securities laws.

The following chart and table show the composite performance data for the PPM America, Inc. Diversified Large Capitalization Equity
Composite for the period ended December 31, 2001.

                 Average Annual Total Returns

[______]         [______]       [______]         [______]
1 Year           3 Years        5 Years        Since Inception
                                                 (12/1/92)
                              PPM's Composite                     S&P/Barra
                              for the Value      Russell 1000     Value
Year(s)                       Equity Style (1)   Value Index (2)  Index (3)


 1 Year (2001)                     [____]%         [____]%      [____]%
 3 Years (1999-2001)(4)            [____]%         [____]%      [____]%
 5 Years (1997-2001)(4)            [____]%         [____]%      [____]%
 Since Inception (12/1/1992)(4)    [____]%         [____]%      [____]%
 1997                              28.59%          35.18%       29.99%
 1998                              12.78%          15.63%       14.68%
 1999                              -0.45%          7.35%        12.73%
 2000                              5.78%           7.01%        6.08%
 2001                              [_____]%        [____]%      [____]%

(1) Includes all value equity accounts(s) managed by PPM with similar investment objectives, policies and strategies.

(2)  The Russell 1000 Value Index tracks stocks in the Russell
     1000 Index with lower price-to-book ratios and lower forecasted growth values. One cannot invest directly in the index.

(3) The S&P/BARRA Value Index is constructed by ranking the securities in the S&P 500 Index by price-to-book ratio and including the securities with the lowest price-to-book ratios that represent approximately half of the market capitalization of the S&P 500 Index. Other characteristics of securities in the S&P/BARRA Value Index include high dividend yields, and high P/E ratios. The S&P/BARRA Value Index is a market-weighted index, with each stock affecting it in proportion to its market value. One cannot invest directly in the index. While both the Russell 1000 Value Index and S&P/BARRA Value Index are shown, PPM believes that the S&P/BARRA Value Index more closely represents the private accounts' industry diversification, capitalization range and risk characteristics.

(4)  Average annual returns through December 31, 2001.

Other Information

Distributions

The Fund declares and pays distributions from net investment income quarterly. Any net capital gain realized by the Fund will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

Taxes

The Fund intends to operate in a manner such that it will not be liable for Federal income or excise tax.

The Fund's distribution of net investment income (including short-term capital gain) is taxable to you as ordinary income. A portion of the dividends paid by the Fund may be eligible for the dividends-received deduction for corporate shareholders. The Fund's distribution of long-term capital gain, if any, may be taxable to you as long-term capital gain regardless of how long you have held your shares of the Fund. This determination is based upon how long the Fund holds its investment. Distributions may also be subject to state and local taxes.

Distributions of capital gain reduce the net asset value of the Fund's shares by the amount of the distribution. If you purchase shares prior to these distributions, you are taxed on the distribution even though the distribution represents a return of your investment. The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.

The Fund may be required to withhold U.S. federal income tax at the rate of 30% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.

The Fund will mail you reports containing information about the income tax status of distributions paid during the year after December 31 of each year. For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

Core and Gateway(R)

The Fund may seek to achieve its investment objective by investing all of its assets in shares of another diversified, open-end management investment company that has corresponding investment objectives and investment policies to those of the Fund.

Financial Highlights

The following table is intended to help you understand the Fund's financial performance. Total return in the table represents the rate an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all distributions). This information has been audited by KPMG LLP. The Fund's financial statements and the auditor's report are included in the Annual Report, which is available upon request, without charge.

                                           Year Ended

                           12/31/01     12/31/00    12/31/99    12/31/98(1)

Selected Data for a
  Single Share
  Beginning Net Asset
  Value                     $[___]         $8.75       $9.19      $10.00
Income From Investment
  Operations
  Net investment income      [___]          0.16        0.08        0.03
  Net gain (loss) on
   securities (realized
   and unrealized)           [___]          0.37       -0.44       -0.81
 Total From Investment
   Operations                [___]          0.53       -0.36       -0.78
 Less Distributions
   From net investment
   income                    [___]         -0.16       -0.08       -0.03
   From capital gain         [___]         -            -           -
 Total Distributions         [___]         -0.16       -0.08       -0.03
 Ending Net Asset Value     $[___]         $9.12       $8.75       $9.19
 Other Information
 Ratios to Average
   Net Assets
   Expenses                 [___]%          1.00%       1.00%       1.00% (2)
   Expenses (gross) (3)     [___]%          1.18%       1.09%       1.25% (2)
   Net investment income    [___]%          1.59%       0.90%       0.59% (2)
 Total Return               [___]%          6.20%      -3.96%      -7.76%
 Portfolio Turnover Rate    [___]%           168% (4)     60%         37%
 Net Assets at End of
   Period (in thousands)    $[___]        $17,617     $37,068     $30,670

(1)  Institutional Shares of the Fund commenced operations on March  30, 1998.
(2)  Annualized.
(3) Reflects expense ratio in absence of expense reimbursements and fee waivers.
(4) Higher than normal portfolio turnover rate was the result of a change in the Fund's sub-adviser on April 1, 2000.

FOR MORE INFORMATION


                   Annual/Semi-Annual Reports
Each Fund will provide annual and semi-annual reports to shareholders that will provide additional information about the Fund's investments. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performances during their last fiscal year.


Statement of Additional Information ("SAI")

The SAI provides more detailed information about each Fund and is incorporated by reference into this Prospectus.

Contacting the Funds

You can get free copies of both reports and the SAI, request other information and discuss your questions about each Fund by contacting your broker or the Funds at:

MEMORIAL FUNDS
P.O. Box 844
Conshohocken, PA 19428
(888) 263-5593

Securities and Exchange Commission Information

You can also review each Fund's reports, SAI and other information about the Funds at the Public Reference Room of the Securities and Exchange Commission ("SEC"). The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. You can get copies of this information, for a fee, by e-mailing or by writing to:

Public Reference Room
Securities and Exchange Commission
Washington, D.C. 20549-0102
E-mail address: public info@sec.gov

Free copies of the reports and SAI are available from the SEC's
Web site at www.sec.gov.

Investment Company Act File No. 811-8529

                      [LOGO] MEMORIAL FUNDS



                      Government Bond Fund

                       Corporate Bond Fund

                       Growth Equity Fund

                        Value Equity Fund


























                         Memorial Funds
                   555 North Lane, Suite 6160
                   Conshohocken, PA 19428-2245
                         (888) 263-5593

               Statement of Additional Information

                           May 1, 2002

                       Logo Memorial Funds

                      Government Bond Fund
                       Corporate Bond Fund
                       Growth Equity Fund
                        Value Equity Fund

Fund Information:

Memorial Funds
555 North Lane, Suite 6160
Conshohocken, PA 19428-2245
(888) 263-5593

Investment Adviser:

Memorial Investment Advisors, Inc.
5847 San Felipe, Suite 875
Houston, Texas  77057

Account Information
and Shareholder Services:

Memorial Funds
P.O. Box 844
Conshohocken, PA 19428
(888) 263-5593

      This Statement of Additional Information or SAI supplements the Prospectuses dated May 1, 2002, as may be amended from time to time, offering Institutional Shares of Government Bond Fund, Corporate Bond Fund, Growth Equity Fund and Value Equity Fund (the "Funds"). This SAI is not a prospectus and should only be read in conjunction with a prospectus. The Prospectuses may be obtained, without charge, by contacting shareholder services at the address or telephone number listed above.

      Financial Statements for the Funds for the year ended December 31, 2001, included in the Annual Report to shareholders, are incorporated into this SAI by reference. Copies of the Annual Report may be obtained, without charge, by contacting shareholder services at the address or telephone number listed above.

                        Table of Contents

Glossary
1.  Investment Policies and Risks
2.  Investment Limitations
3.  Performance Data and Advertising
4.  Management
5.  Portfolio Transactions
6.  Additional Purchase and Redemption Information
7.  Taxation
8.  Other Matters
Appendix A - Description of Securities Ratings   A-1
Appendix B - Miscellaneous Tables                B-1
Appendix C - Performance Data                    C-1

Glossary

         "Adviser" means Memorial Investment Advisors, Inc.

         "Board" means the Board of Trustees of the Trust.

         "CFTC" means the U.S. Commodities Futures Trading
         Commission.

         "Code" means the Internal Revenue Code of 1986, as amended.

         "Custodian" means the custodian of each Fund's assets.

      "ISC" means InCap Service Company, administrator, transfer agent, dividend disbursing agent and fund accountant of each Fund.

      "InCap Securities"" means InCap Securities, Inc., distributor of each Fund's shares.

      "Fitch" means Fitch Ratings.

         "Fund" means each of the separate series of the Trust to which this SAI relates as identified on the cover page.

         "Moody's" means Moody's Investors Service.

         "NAV" means net asset value.

         "NRSRO" means a nationally recognized statistical rating organization.

         "SEC" means the U.S. Securities and Exchange Commission.

         "S&P" means Standard & Poor's.

         "Stock Index Futures" means futures contracts that relate to broadly based stock indices.

      "Sub-adviser" means Eagle Asset Management, Inc., AIG
         Global Investment Corp., Davis Hamilton Jackson &
         Associates, L.P. or PPM America, Inc., as appropriate.



         "Trust" means Memorial Funds

         "U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         "U.S. Treasury Securities" means obligations issued or guaranteed by the U.S. Treasury.

         "1933 Act" means the Securities Act of 1933, as amended.

         "1940 Act" means the Investment Company Act of 1940, as amended.

1.  Investment Policies and Risks

The following discussion supplements the disclosure in the prospectuses about each Fund's investment techniques, strategies and risks.

A.  Security Ratings Information

The Funds' investments in fixed income securities are subject to credit risk relating to the financial condition of the issuers of the securities that the Funds hold. To limit credit risk, each Fund generally may only invest its assets in debt securities that are considered investment grade. Investment grade means rated in the top four long-term rating categories or top two short-term rating categories by an NRSRO, or unrated and determined by the Sub-adviser to be of comparable quality. Corporate Bond Fund may invest up to 5% of its assets in securities rated below investment grade. Non-investment grade securities (commonly known as "junk bonds") have significant speculative characteristics and generally involve greater volatility of price than investment grade securities.

The lowest long-term ratings that are investment grade for corporate bonds, including convertible bonds, are "Baa" in the case of Moody's and "BBB" in the case of S&P and Fitch; for preferred stock are "Baa" in the case of Moody's and "BBB" in the case of S&P and Fitch; and for short-term debt, including commercial paper, are Prime-2 (P-2) in the case of Moody's, "A-2" in the case of S&P and "F-2" in the case of Fitch.

Unrated securities may not be as actively traded as rated securities. A Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Sub-adviser to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Sub-adviser determines that retaining such security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. The Funds may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by a Fund, the Sub-adviser will determine whether the Fund should continue to hold the obligation. To the extent that the ratings given by a NRSRO may change as a result of changes in such organizations or their rating systems, the Sub-adviser will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

B.  Temporary Defensive Position

A Fund may assume a temporary defensive position and may invest without limit in money market instruments that are of prime quality. Prime quality money market instruments are those instruments that are rated in one of the two highest short-term rating categories by an NRSRO or, if not rated, determined by the Sub-adviser to be of comparable quality. Certain additional Funds may invest in commercial paper as an investment and not as a temporary defensive position. Except as noted below with respect to variable master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

Money market instruments usually have maturities of one year or less and fixed rates of return. The money market instruments in which a Fund may invest include U.S. Government Securities, commercial paper, time deposits, bankers acceptances and certificates of deposit of banks doing business in the United States that have, at the time of investment, total assets in excess of one billion dollars and that are insured by the Federal Deposit Insurance Corporation, corporate notes and short-term bonds and money market mutual funds. The Funds may only invest in money market mutual funds to the extent permitted by the 1940 Act.

The money market instruments in which a Fund may invest may have variable or floating rates of interest. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangement with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a 7-day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, the Fund may demand payment of principal and accrued interest at any time. Variable amount master demand notes must satisfy the same criteria as set forth above for commercial paper.

C.  Hedging and Option Income Strategies

A Fund may seek to hedge against a decline in the value of securities it owns or an increase in the price of securities that it plans to purchase. A Fund accomplishes a hedge by purchasing options or writing (selling) covered options on securities in which it has invested or on any securities index based in whole or in part on securities in which the Fund may invest. Options may trade on an exchange or the over-the-counter market.

A Fund may invest in certain financial futures contracts and options contracts in accordance with the policies described in this SAI. A Fund will only invest in futures contracts, options on futures contracts and other options contracts that are subject to the jurisdiction of the CFTC after filing a notice of eligibility and otherwise complying with the requirements of
Section 4.5 of the rules of the CFTC. Under that section, a Fund will not enter into any futures contract or option on a futures contract if, as a result, the aggregate initial margins and premiums required to establish such positions would exceed 5% of a Fund's net assets.

The Funds have no current intention of investing in futures contracts and options thereon for purposes other than hedging. Growth Equity Fund and Value Equity Fund (the "Equity Funds") may buy or sell stock index futures contracts, such as contracts on the S&P 500 stock index. Government Bond Fund and Corporate Bond Fund (the "Bond Funds") may buy and sell bond index futures contracts. In addition, all of the Funds may buy or sell futures contracts on Treasury bills, Treasury bonds and other financial instruments. The Funds may write covered options and buy options on the futures contracts in which they may invest.

No Fund may purchase any call or put option on a futures contract if the premiums associated with all such options held by the Fund would exceed 5% of the Fund's total assets as of the date the option is purchased. No Fund may sell a put option if the exercise value of all put options written by the Fund would exceed 50% of the Fund's total assets. Likewise, no Fund may sell a call option if the exercise value of all call options written by the Fund would exceed the value of the Fund's assets. In addition, the current market value of all open futures positions held by a Fund may not exceed 50% of its total assets.

These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset
(such as a security, currency or an index of securities).

The Funds may write any covered options. An option is covered if, as long as a Fund is obligated under the option, it owns an offsetting position in the underlying security or maintains cash, U.S. Government Securities or other liquid, high-grade debt securities with a value at all times sufficient to cover the Fund's obligation under the option.

No assurance can be given, however, that any hedging or option income strategy will succeed in achieving its intended result.

1.  In General

A call option is a contract pursuant to which the purchaser of the call option, in return for a premium paid, has the right to buy the security (or index) underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security (or a cash amount equal to the value of the index) against payment of the exercise price during the option period.

A put option gives its purchaser, in return for a premium, the right to sell the underlying security (or index) at a specified price during the term of the option. The writer of the put option, who receives the premium, has the obligation to buy the underlying security (or receive a cash amount equal to the value of the index), upon exercise at the exercise price during the option period.

The amount of premium received or paid for an option is based upon certain factors, including the market price of the underlying security or index, the relationship of the exercise price to the market price, the historical price volatility of the underlying security or index, the option period and interest rates.

There are a limited number of options contracts on securities indices and option contracts may not be available on all securities that a Fund may own or seek to own.

Bond and stock index futures contracts are bilateral agreements in which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the bond or stock index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Generally, these futures contracts are closed out prior to the expiration date of the contract.

Options on futures contracts are similar to stock options except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract rather than to purchase or sell stock, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.

Covered Calls and Hedging. Each Fund may purchase or sell (write) put and call options on securities to seek to hedge against a decline in the value of securities owned by it or an increase in the price of securities which it plans to purchase. Hedging or option income strategies include the writing and purchase of exchange-traded and over-the-counter options on individual securities or financial indices and the purchase and sale of financial futures contracts and related options. Whether or not used for hedging purposes, these investment techniques involve risks that are different in certain respects from the investment risks associated with the other investments of a Fund. Principal among such risks are: (1) the possible failure of such instruments as hedging techniques in cases where the price movements of the securities underlying the options or futures do not follow the price movements of the portfolio securities subject to the hedge; (2) potentially unlimited loss associated with futures transactions and the possible lack of a liquid secondary market for closing out a futures position; and (3) possible losses resulting from the inability of the Sub-adviser to correctly predict the direction of stock prices, interest rates and other economic factors. To the extent a Fund invests in foreign securities, it may also invest in options on foreign currencies, foreign currency futures contracts and options on those futures contracts. Use of these instruments is subject to regulation by the SEC, the several options and futures exchanges upon which options and futures are traded or the CFTC.

Except as otherwise noted in this SAI, the Funds will not use leverage in their options and hedging strategies. In the case of transactions entered into as a hedge, a Fund will hold securities, currencies or other options or futures positions whose values are expected to offset ("cover") its obligations thereunder. A Fund will not enter into a hedging strategy that exposes it to an obligation to another party unless at least one of the following conditions is met. A Fund owns either an offsetting ("covered") position; or it owns cash, U.S. Government Securities or other liquid securities (or other assets as may be permitted by the SEC) with a value sufficient at all times to cover its potential obligations. When required by applicable regulatory guidelines, the Funds will set aside cash, U.S. Government Securities or other liquid securities (or other assets as may be permitted by the SEC) in a segregated account with its custodian in the prescribed amount. Any assets used for cover or held in a segregated account cannot be sold or closed out while the hedging or option income strategy is outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

Options Strategies. A Fund may purchase put and call options written by others and sell put and call options covering specified individual securities, securities or financial indices or currencies. A put option (sometimes called a "standby commitment") gives the buyer of the option, upon payment of a premium, the right to deliver a specified amount of currency to the writer of the option on or before a fixed date at a predetermined price. A call option (sometimes called a "reverse standby commitment") gives the purchaser of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of currency on or before a fixed date, at a predetermined price. The predetermined prices may be higher or lower than the market value of the underlying currency. A Fund may buy or sell both exchange-traded and over-the-counter ("OTC") options. A Fund will purchase or write an option only if that option is traded on a recognized U.S. options exchange or if the Sub-adviser believes that a liquid secondary market for the option exists. When a Fund purchases an OTC option, it relies on the dealer from whom it has purchased the OTC option to make or take delivery of the currency underlying the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as the loss of the expected benefit of the transaction. OTC options and the securities underlying these options currently are treated as illiquid securities by the Funds.

Upon selling an option, a Fund receives a premium from the purchaser of the option. Upon purchasing an option the Fund pays a premium to the seller of the option. The amount of premium received or paid by the Fund is based upon certain factors, including the market price of the underlying securities, index or currency, the relationship of the exercise price to the market price, the historical price volatility of the underlying assets, the option period, supply and demand and interest rates.

The Funds may purchase call options on debt securities that the Fund's Sub-adviser intends to include in the Fund's portfolio in order to fix the cost of a future purchase. Call options may also be purchased to participate in an anticipated price increase of a security on a more limited risk basis than would be possible if the security itself were purchased. If the price of the underlying security declines, this strategy would serve to limit the potential loss to the Fund to the option premium paid. Conversely, if the market price of the underlying security increases above the exercise price and the Fund either sells or exercises the option, any profit eventually realized will be reduced by the premium paid. A Fund may similarly purchase put options in order to hedge against a decline in market value of securities held in its portfolio. The put enables the Fund to sell the underlying security at the predetermined exercise price; thus the potential for loss to the Fund is limited to the option premium paid. If the market price of the underlying security is lower than the exercise price of the put, any profit the Fund realizes on the sale of the security would be reduced by the premium paid for the put option less any amount for which the put may be sold.

A Sub-adviser may write call options when it believes that the market value of the underlying security will not rise to a value greater than the exercise price plus the premium received. Call options may also be written to provide limited protection against a decrease in the market price of a security, in an amount equal to the call premium received less any transaction costs.

The Funds may purchase and write put and call options on fixed income or equity security indexes in much the same manner as the options discussed above, except that index options may serve as a hedge against overall fluctuations in the fixed income or equity securities markets (or market sectors) or as a means of participating in an anticipated price increase in those markets. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities, which are being hedged. Index options are settled exclusively in cash.

2.  Risks

The Fund's use of options subjects the Fund to certain investment risks and transaction costs to which it might not otherwise be subject. These risks include:

- Dependence on the Sub-adviser's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets.

    Imperfect correlations between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover, which may cause a given hedge not to achieve its objective.

- The fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which the Funds invest.

- Lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder a Fund's ability to limit exposures by closing its positions.

- The possible need to defer closing out of certain options, futures contracts and related options to avoid adverse tax consequences.

Other risks include the inability of the Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Fund.

D.  Convertible Securities

The Funds may only invest in convertible securities that are investment grade.

1.  In General

Convertible securities, which include convertible debt, convertible preferred stock and other securities exchangeable under certain circumstances for shares of common stock, are fixed income securities or preferred stock which generally may be converted at a stated price within a specific amount of time into a specified number of shares of common stock. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities or preferred equity in that they ordinarily provide a stream of income with generally higher yields than do those of common stocks of the same or similar issuers. These securities are usually senior to common stock in a company's capital structure, but usually are subordinated to non-convertible debt securities.

Convertible securities have unique investment characteristics in that they generally have higher yields than common stocks, but lower yields than comparable non-convertible securities. Convertible securities are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics; and they provide the potential for capital appreciation if the market price of the underlying common stock increases.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

2.  Risks

Investment in convertible securities generally entails less risk than investment in the issuer's common stock. The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities also are subject to the risks of debt securities: that changes in interest rates could adversely affect a convertible security's value and that an issuer may default on payments of interest or principal.

3.  Value of Convertible Securities

The value of a convertible security is a function of its "investment value" and its "conversion value". The investment value of a convertible security is determined by comparing its yield with the yields of other securities of comparable maturity and quality that do not have a conversion privilege. The conversion value is the security's worth, at market value, if converted into the underlying common stock. The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may affect the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value and generally the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

E.  Illiquid and Restricted Securities

No Fund may acquire securities or invest in repurchase agreements if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in illiquid securities.

1.  In General

The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Illiquid securities include repurchase agreements not entitling the holder to payment of principal within seven days, purchased over-the-counter options, securities which are not readily marketable and restricted securities. Restricted securities, except as otherwise determined by the Sub-adviser, are securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act.

2.  Risks

Certain risks are associated with holding illiquid and restricted securities. For instance, limitations on resale may have an adverse effect on the marketability of a security and a Fund might also have to register a restricted security in order to dispose of it, resulting in expense and delay. A Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Sub-adviser to be liquid, can become illiquid.

3.  Determining Liquidity

The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Sub-adviser, pursuant to guidelines approved by the Board. The Sub-adviser determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. The Sub-adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Sub-adviser may determine that the securities are not illiquid.

F.  When-Issued Securities and Forward Commitments

The Bond Funds may purchase securities offered on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. When such transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and, thus, no interest accrues to the purchaser from the transaction. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value.

1.  Risks

The use of when-issued transactions and forward commitments enables the Bond Funds to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling bond prices, a Fund might sell securities that it owned on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising bond prices, a Fund might sell a security and purchase the same or a similar security on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher cash yields. However, if the Fund's Sub-adviser forecasts incorrectly the direction of interest rate movements, the Fund might be required to complete such when-issued or forward commitment transactions at prices lower than the current market values.

The Bond Funds enter into when-issued and forward commitment transactions only with the intention of actually receiving or delivering the securities, as the case may be. If a Fund subsequently chooses to dispose of its right to acquire a when-issued security or its right to deliver or receive against a forward commitment before the settlement date, it can incur a gain or loss. When-issued securities may include bonds purchased on a "when, as and if issued" basis under which the issuance of the securities depends upon the occurrence of a subsequent event. Any significant commitment of a Fund's assets to the purchase of securities on a "when, as and if issued" basis may increase the volatility of its net asset value.

Each Bond Fund will establish and maintain a separate account with cash, U.S. Government Securities and other liquid securities in an amount at least equal to its commitments to purchase securities on a when-issued or delayed delivery basis. Except for dollar roll transactions, which are described below, each Bond Fund will limit its investments in when-issued and forward commitment securities to 15% of the value of the Fund's total assets.

G.  Dollar Roll Transactions

The Bond Funds may enter into dollar roll transactions in which each Fund sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. During the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the Fund, but the Fund assumes the risk of ownership. A Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Dollar roll transactions involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is committed to purchase similar securities. If the buyer of securities under a dollar roll transaction becomes insolvent, the Fund's use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The Bond Funds will engage in roll transactions for the purpose of acquiring securities for their portfolios and not for investment leverage. Each Bond Fund will limit its obligations on dollar roll transactions to 35% of the Fund's net assets.

H.  Miscellaneous Fixed Income Securities

1.  U.S. Government Securities

The Bond Funds, as well as Growth Equity Fund and Value Equity Fund if assuming a temporary defensive position, may invest in U.S. Government Securities including U.S. Treasury Securities and obligations issued or guaranteed by U.S. Government agencies and instrumentalities and backed by the full faith and credit of the U.S. Government, such as those guaranteed by the Small Business Administration or issued by the Government National Mortgage Association ("Ginnie Mae"). The Government Bond Fund may not invest more than 25% of its total assets in securities issued or guaranteed by any single agency or instrumentality of the U.S. Government, except the U.S. Treasury. The Corporate Bond Fund may not invest more than 20% of its net assets in securities issued or guaranteed by any single agency or instrumentality of the U.S. Government.

Corporate Bond Fund also may invest in securities supported primarily or solely by the creditworthiness of the issuer, such as securities of the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Tennessee Valley Authority. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. Government's full faith and credit.

2.  Variable and Floating Rate Securities

The Bond Funds may invest in securities that pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). Such adjustments minimize changes in the market value of the obligation and, accordingly, enhance the ability of the Fund to reduce fluctuations in its net asset value. Variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness.

There may not be an active secondary market for certain floating or variable rate instruments which could make it difficult for a Fund to dispose of the instrument during periods that the Fund is not entitled to exercise any demand rights it may have. A Fund could, for this or other reasons, suffer a loss with respect to an instrument. A Fund's Sub-adviser monitors the liquidity of the Fund's investment in variable and floating rate instruments, but there can be no guarantee that an active secondary market will exist.

3.  Demand Notes

The Bond Funds may purchase variable and floating rate demand notes of corporations, which are unsecured obligations redeemable upon not more than 30 days' notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangement with the issuer of the instrument. The issuers of these obligations often have the right, after a given period, to prepay their outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven-day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security. Although a Fund would generally not be able to resell a master demand note to a third party, the Fund is entitled to demand payment from the issuer at any time. The Sub-advisers continuously monitor the financial condition of the issuer to determine the issuer's likely ability to make payment on demand.

4.  Guaranteed Investment Contracts

Corporate Bond Fund may invest in guaranteed investment contracts ("GICs"). A GIC is an arrangement with an insurance company under which the Fund contributes cash to the insurance company's general account and the insurance company credits the contribution with interest on a monthly basis. The interest rate is tied to a specified market index and is guaranteed by the insurance company not to be less than a certain minimum rate. The Fund will purchase a GIC only when the Sub-adviser has determined that the GIC presents minimal credit risks to the Fund and is of comparable quality to other instruments that the Fund may purchase.

5.  Zero-Coupon Securities

The Bond Funds may invest in separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. These components are traded independently under the Treasury's Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program or as Coupons Under Book Entry Safekeeping ("CUBES").

Corporate Bond Fund may also invest in other types of related zero-coupon securities. For instance, a number of banks and brokerage firms separate the principal and interest portions of U.S. Treasury Securities and sell them separately in the form of receipts or certificates representing undivided interests in these instruments. These instruments are generally held by a bank in a custodial or trust account on behalf of the owners of the securities and are known by various names, including Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs") and Certificates of Accrual on Treasury Securities ("CATS"). Zero-coupon securities also may be issued by corporations and municipalities.

Zero-coupon securities are sold at original issue discount and pay no interest to holders prior to maturity, but the Fund must include a portion of the original issue discount of the security as income. Because of this, zero-coupon securities may be subject to greater fluctuation of market value than the other securities in which the Fund may invest. The Fund distributes all of its net investment income, and may have to sell portfolio securities to distribute imputed income, which may occur at a time when the Sub-adviser would not have chosen to sell such securities and which may result in a taxable gain or loss. The Corporate Bond Fund will limit its investment in zero-coupon securities, except those issued through the U.S. Treasury's STRIPS program, to not more than 10% of the Fund's total assets.

6.  Mortgage-Backed Securities

The Bond Funds may invest up to 25% of their total assets in mortgage-backed securities. Government Bond Fund may only invest in mortgage-backed securities issued by the government or government-related issuers described below. Corporate Bond Fund may also invest in mortgage-backed securities of private issuers.

Mortgage-backed securities represent an interest in a pool of mortgages originated by lenders such as commercial banks, savings associations and mortgage bankers and brokers. Mortgage-backed securities may be issued by governmental or government-related entities or by non-governmental entities such as special purpose trusts created by banks, savings associations, private mortgage insurance companies or mortgage bankers.

Interests in mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or on specified call dates. In contrast, mortgage-backed securities provide monthly payments which consist of interest and, in most cases, principal. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of the securities or a mortgage loan servicer. Additional payments to holders of these securities are caused by prepayments resulting from the sale or foreclosure of the underlying property or refinancing of the underlying loans.

Government and Government-Related Guarantors. The principal government guarantor of mortgage-backed securities is Ginnie Mae, a wholly-owned United States Government corporation within the Department of Housing and Urban Development. Mortgage-backed securities are also issued by Fannie Mae, a government-sponsored corporation owned entirely by private stockholders that is subject to general regulation by the Secretary of Housing and Urban Development, and Freddie Mac, a corporate instrumentality of the United States Government. While Fannie Mae and Freddie Mac each guarantee the payment of principal and interest on the securities they issue, unlike Ginnie Mae securities, their securities are not backed by the full faith and credit of the United States Government.

Privately Issued Mortgage-Backed Securities. These include pass-through securities comprised of pools of conventional mortgage loans; mortgage-backed bonds (which are considered to be debt obligations of the institution issuing the bonds and which are collateralized by mortgage loans); and collateralized mortgage obligations ("CMOs"), which are described below. Mortgage-backed securities issued by non-governmental issuers may offer a higher rate of interest than securities issued by government issuers because of the absence of direct or indirect government guarantees of payment. Many non-governmental issuers or servicers of mortgage-backed securities, however, guarantee timely payment of interest and principal on these securities. Timely payment of interest and principal also may be supported by various forms of insurance, including individual loan, title, pool and hazard policies.

Underlying Mortgages. Pools of mortgages consist of whole mortgage loans or participations in mortgage loans. The majority of these loans are made to purchasers of 1-4 family homes, but may be made to purchasers of mobile homes or other real estate interests. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. For example, in addition to fixed-rate, fixed-term mortgages, the Funds may purchase pools of variable rate mortgages, growing equity mortgages, graduated payment mortgages and other types. Mortgage servicers impose qualification standards for local lending institutions which originate mortgages for the pools as well as credit standards and underwriting criteria for individual mortgages included in the pools. In addition, many mortgages included in pools are insured through private mortgage insurance companies.

Liquidity and Marketability. Generally, government and government-related pass-through pools are highly liquid. While private conventional pools of mortgages (pooled by non-government-related entities) have also achieved broad market acceptance and an active secondary market has emerged, the market for conventional pools is smaller and less liquid than the market for government and government-related mortgage pools.

Average Life and Prepayments. The average life of a pass-through pool varies with the maturities of the underlying mortgage instruments. In addition, a pool's terms may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. Prepayments with respect to securities during times of declining interest rates will tend to lower the return of a Fund and may even result in losses to the Fund if the securities were acquired at a premium. The occurrence of mortgage prepayments is affected by various factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. As prepayment rates of individual pools vary widely, it is not possible to accurately predict the average life of a particular pool. The assumed average life of pools of mortgages having terms of 30 years or less is typically between 5 and 12 years.

Yield Calculations. Yields on pass-through securities are typically quoted based on the maturity of the underlying instruments and the associated average life assumption. In periods of falling interest rates the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgages. Conversely, in periods of rising rates the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. Actual prepayment experience may cause the yield to differ from the assumed average life yield. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of a Fund.

Adjustable Rate Mortgage-Backed Securities. Adjustable rate mortgage-backed securities ("ARMs") are securities that have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because of the resetting of interest rates, adjustable rate securities are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall. Also, most adjustable rate securities (or the underlying mortgages) are subject to caps or floors. "Caps" limit the maximum amount by which the interest rate paid by the borrower may change at each reset date or over the life of the loan and, accordingly, fluctuation in interest rates above these levels could cause such mortgage securities to "cap out" and to behave more like long-term, fixed-rate debt securities. ARMs may have less risk of a decline in value during periods of rapidly rising rates, but they also may have less potential for capital appreciation than other debt securities of comparable maturities due to the periodic adjustment of the interest rate on the underlying mortgages and due to the likelihood of increased prepayments of mortgages as interest rates decline. Furthermore, during periods of declining interest rates, income to a Fund will decrease as the coupon rate resets along with the decline in interest rates. During periods of rising interest rates, changes in the coupon rates of the mortgages underlying the Fund's ARMs may lag behind changes in market interest rates. This may result in a lower value until the interest rate resets to market rates.

Collateralized Mortgage Obligations ("CMOs"). CMOs are debt obligations collateralized by mortgages or mortgage pass-through securities issued by Ginnie Mae, Freddie Mac or Fannie Mae or by pools of conventional mortgages ("Mortgage Assets"). CMOs may be privately issued or U.S. Government Securities. Payments of principal and interest on the Mortgage Assets are passed through to the holders of the CMOs on the same schedule as they are received, although, certain classes (often referred to as tranches) of CMOs have priority over other classes with respect to the receipt of payments. Multi-class mortgage pass-through securities are interests in trusts that hold Mortgage Assets and that have multiple classes similar to those of CMOs. Unless the context indicates otherwise, references to CMOs include multi-class mortgage pass-through securities. Payments of principal of and interest on the underlying Mortgage Assets (and in the case of CMOs, any reinvestment income thereon) provide funds to pay debt service on the CMOs or to make scheduled distributions on the multi-class mortgage pass-through securities. Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. Planned amortization class mortgage-based securities ("PAC Bonds") are a form of parallel pay CMO. PAC Bonds are designed to provide relatively predictable payments of principal provided that, among other things, the actual prepayment experience on the underlying mortgage loans falls within a contemplated range. If the actual prepayment experience on the underlying mortgage loans is at a rate faster or slower than the contemplated range, or if deviations from other assumptions occur, principal payments on a PAC Bond may be greater or smaller than predicted. The magnitude of the contemplated range varies from one PAC Bond to another; a narrower range increases the risk that prepayments will be greater or smaller than contemplated. CMOs may have complicated structures and generally involve more risks than simpler forms of mortgage-related securities.

7.  Asset-Backed Securities

These securities represent direct or indirect participations in, or are secured by and payable from, assets other than mortgage-related assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. The Corporate Bond Fund may not invest more than 15% of its net assets in asset-backed securities that are backed by a particular type of credit, for instance, credit card receivables. Asset-backed securities, including adjustable rate asset-backed securities, have yield characteristics similar to those of mortgage-related securities and, accordingly, are subject to many of the same risks.

Assets are securitized through the use of trusts and special purpose corporations that issue securities that are often backed by a pool of assets representing the obligations of a number of different parties. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution. Asset-backed securities do not always have the benefit of a security interest in collateral comparable to the security interests associated with mortgage-related securities. As a result, the risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater for asset-backed securities than for mortgage-related securities. In addition, because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of an interest rate or economic cycle has not been tested.

2.  Investment Limitations

For purposes of all investment policies of the Funds: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A fundamental policy of a Fund cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. The Board may change a nonfundamental policy of a Fund without shareholder approval.

A.  Fundamental Limitations

Each Fund's investment objective is fundamental. Each Fund has adopted the following investment limitations, which are fundamental policies of the Fund.

1.  Issuance of Senior Securities

No Fund may issue senior securities except pursuant to Section 18 of the 1940 Act and except that a Fund may borrow money subject to its investment limitation on borrowing.

2.  Underwriting Activities

No Fund may act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, a Fund may be deemed to be an underwriter for purpose of the 1933 Act.

3.  Concentration

No Fund may purchase the securities of issuers (other than U.S. Government Securities) conducting their business activity in the same industry if, immediately after such purchase, the value of a Fund's investments in such industry would comprise 25% or more of the value of its total assets.

4.  Purchases and Sales of Real Estate

No Fund may purchase or sell real estate or any interest therein, except that a Fund may invest in securities issued or guaranteed by corporate or governmental entities secured by real estate or interests therein, such as mortgage pass-throughs and collateralized mortgage obligations, or issued by companies that invest in real estate or interests therein.

5.  Purchases and Sales of Commodities

No Fund may purchase or sell physical commodities or contracts, options or options on contracts to purchase or sell physical commodities; provided that currency and currency-related contracts and contracts on indices will not be deemed to be physical commodities.

6.  Making Loans

No Fund may make loans to other persons except for the purchase of debt securities that are otherwise permitted investments or loans of portfolio securities through the use of repurchase agreements, or securities lending programs and agreements. A Fund may pay fees to arrange securities loans and each Fund will, as a fundamental policy, limit securities lending to not more than 33-1/3% of the value of its total assets.

7.  Diversification

Each Fund is "diversified" as that term is defined in the 1940 Act. Accordingly, no Fund may purchase a security if, as a result; (1) more than 5% of a Fund's total assets would be invested in the securities of a single issuer; or (2) a Fund would own more than 10% of the outstanding voting securities of a single issuer. This limitation applies only to 75% of a Fund's total assets and does not apply to U.S. Government Securities.

B.  Nonfundamental Limitations

Each Fund has adopted the following investment limitations, which are not fundamental policies of the Fund.

1.  Borrowing

No Fund may purchase portfolio securities if its outstanding borrowings exceed 5% of its total assets or borrow for purposes other than meeting redemptions in an amount exceeding 5% of the value of its total assets at the time the borrowing is made.

2.  Illiquid Securities

No Fund may acquire securities or invest in repurchase agreements with respect to any securities if, as result, more than 15% of the Fund's net assets (taken at current value) would be invested in illiquid securities

3.  Short Sales

No Fund may make short sales of securities (except short sales against the box).

4.  Purchases on Margin

No Fund may purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities but a Fund may make margin deposits in connection with permitted transactions in options, futures contracts and options on futures contracts.

5.  Unseasoned Issuers

No Fund may invest more than 5% of the value of the Fund's total assets in securities (other than fully collateralized debt obligations) issued by companies that have conducted continuous operations for less than three years.

6.  Pledging

No Fund may pledge, mortgage, hypothecate or encumber any of its assets except to secure permitted borrowings or to secure other permitted transactions. The deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities and collateral arrangements with respect to margin for futures contracts are not deemed to be pledges or hypothecations for this purpose.

7.  Oil, Gas or Mineral

No Fund may invest in interests in oil or gas or interests in other mineral exploration or development programs.

3.  Performance Data and Advertising

A.  Performance Data

A Fund may quote performance in various ways. All performance information supplied in advertising, sales literature, shareholder reports or other materials is historical and is not intended to indicate future returns.

A Fund may compare any of its performance information with:

Data published by independent evaluators such as Morningstar, Inc., Lipper Analytical Services, Inc., IBC/Donoghue, Inc., CDA/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies").

The performance of other mutual funds.

The performance of recognized stock, bond and other indices, including but not limited to the Standard & Poor's 500(R) Index, the Russell 2000(R) Index, the Russell Midcap(TM) Index, the Russell 1000(R) Value Index, the Russell 2500(R) Index, the Morgan Stanley - Europe, Australian and Far East Index, the Dow Jones Industrial Average, the Salomon Brothers Bond Index, the Shearson Lehman Bond Index, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce.

Performance information may be presented numerically or in a table, graph, or similar illustration.

Indices are not used in the management of a Fund but rather are standards by which the Fund's Sub-adviser and shareholders may compare the performance of the Fund to an unmanaged composite of securities with similar, but not identical, characteristics as the Fund.

A Fund may refer to: (1) general market performances over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"); (2) mutual fund performance rankings and other data published by Fund Tracking Companies; and (3) material and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

A Fund's performance will fluctuate in response to market conditions and other factors.

A Fund's performance may be quoted in terms of yield or total return. A Fund's yield is a way of showing the rate of income the Fund earns on its investments as a percentage of the Fund's share price. To calculate standardized yield for all Funds, each Fund takes the income it earned from its investments for a 30-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the 30-day period.

A listing of certain performance data as of December 31, 2001 is contained in Appendix C -- Performance Data.

B.  Performance Calculations

1.  SEC Yield

Standardized SEC yields for a Fund used in advertising are computed by dividing the Fund's interest income (in accordance with specific standardized rules) for a given 30 day or one month period, net of expenses, by the average number of shares entitled to receive income distributions during the period, dividing this figure by the Fund's net asset value per share at the end of the period and annualizing the result (assuming compounding of income in accordance with specific standardized rules) in order to arrive at an annual percentage rate.

Capital gains and losses generally are excluded from these calculations.

Income calculated for the purpose of determining a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distribution of income from the Fund over the same period or the rate of income reported in the Fund's financial statements.

Although published yield information is useful to you in reviewing a Fund's performance, you should be aware that a Fund's yield fluctuates from day to day and that the Fund's yield for any given period is not an indication or representation by the Fund of future yields or rates of return on the Fund's shares. Financial intermediaries may charge their customers that invest in a Fund fees in connection with that investment. This will have the effect of reducing the Fund's after-fee yield to those shareholders.

The yields of a Fund are not fixed or guaranteed, and an investment in a Fund is not insured or guaranteed. Accordingly, yield information should not be used to compare shares of a Fund with investment alternatives, which, like money market instruments or bank accounts, may provide a fixed rate of interest. Also, it may not be appropriate to compare a Fund's yield information directly to similar information regarding investment alternatives that are insured or guaranteed.

Yield is calculated according to the following formula:

         Yield = 2 (a-b   6
                    ----+1)-1
                    cd

    Where:
         a    =         dividends and interest earned during the
                        period
         b    =         expenses accrued for the period (net of
                        reimbursements)
         c    =         the average daily number of shares
                        outstanding during the period that were
                        entitled to receive dividends
         d    =         the maximum offering price per share on
                        the last day of the period

2.  Total Return Calculations

A Fund's total return shows its overall change in value, including changes in share price and assuming all of the Fund's distributions are reinvested.

Average Annual Total Returns. From time to time, the Funds advertise their average annual total return, average annual total return (after taxes on distributions) and average annual total return (after taxes on distributions and redemptions) ("Average Annual Total Returns"). Average Annual Total Returns are calculated using formulae prescribed by the SEC. To calculate standard Average Annual Total Returns, a Fund: (1) determines the growth or decline in value of a hypothetical historical investment in a Fund over a stated period; and (2) calculates the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%. Average annual total returns (after taxes on distributions) and average annual total returns (after taxes on distributions and redemptions) are an estimate that is based on the highest historical individual federal marginal income tax rates and do not reflect the effect of state and local taxes. While Average Annual Total Returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time but changes from year to year, and that Average Annual Total Returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.

Average annual total return is calculated according to the following formula:

            n
    P (1+T)  = ERV

    Where:
         P       =      a hypothetical initial payment of $1,000
         T       =      average annual total return
         n       =      number of years
         ERV     =      ending redeemable value:

ERV is the value, at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period.

Average annual total return (after taxes on distributions) is calculated according to the following formula:

               n
         P(1+T)  = ATVD

      Where:
         P       =      a hypothetical initial payment of $1,000
         T       =      average annual total return (after taxes
                        on distributions)
         n       =      number of years
         ATVD    =      ending value

ATVD is the value, at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period, after taxes on fund distributions but not after taxes on redemptions.

Average annual total return (after taxes on distributions and redemptions) is calculated according to the following formula:

            n
      P(1+T)  = ATVDR

      Where:
         P       =      a hypothetical initial payment of $1,000
         T       =      average annual total return (after taxes
                        on distributions and redemptions)
         n       =      number of years
         ATVDR   =      ending value

ATVDR is the value, at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period, after taxes on fund distributions and redemptions.

Because average annual returns tend to smooth out variations in the Fund's returns, shareholders should recognize that they are not the same as actual year-by-year results.

Other Measures of Total Return. Standardized total return quotes may be accompanied by non-standardized total return figures calculated by alternative methods.

      - A Fund may quote unaveraged or cumulative total returns, which reflect a Fund's performance over a stated period of time.

      - Total returns may be stated in their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return.

Any total return may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period.

Period total return is calculated according to the following formula:

      PT = (ERV/P-1)

      Where:
         PT      =      period total return

         The other definitions are the same as in average annual total return above

C.  Other Matters

A Fund may also include various information in its advertising, sales literature, shareholder reports or other materials including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quarterly or daily); (4) information relating to inflation and its effects on the dollar; (for example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6% and 7%, respectively); (5) information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar-cost averaging; (6) biographical descriptions of the Fund's portfolio managers and the portfolio management staff of the Fund's Sub-adviser, summaries of the views of the portfolio managers with respect to the financial markets, or descriptions of the nature of the Sub-adviser's and its staff's management techniques; (7) the results of a hypothetical investment in the Fund over a given number of years, including the amount that the investment would be at the end of the period; (8) the effects of investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; (9) the net asset value, net assets or number of shareholders of the Fund as of one or more dates; and (10) a comparison of the Fund's operations to the operations of other funds or similar investment products, such as a comparison of the nature and scope of regulation of the products and the products' weighted average maturity, liquidity, investment policies, and the manner of calculating and reporting performance.

As an example of compounding, $1,000 compounded annually at 9.00% will grow to $1,090 at the end of the first year (an increase in

$90) and $1,118 at the end of the second year (an increase in $98). The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at 9.00% will grow to $2,367 at the end of ten years and $5,604 at the end of 20 years. Other examples of compounding are as follows: at 7% and 12% annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of ten years and $3,870 and $9,646, respectively, at the end of twenty years. These examples are for illustrative purposes only and are not indicative of a Fund's performance.

A Fund may advertise information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar cost averaging. In a dollar-cost averaging program, an investor invests a fixed dollar amount in a Fund at period intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not insure a profit or guard against a loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares had been purchased at those intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels. For example, if an investor invests $100 a month for a period of six months in a Fund the following will be the relationship between average cost per share ($14.35 in the example given) and average price per share:

           Systematic
 Period    Investment       Share Price     Shares Purchased

    1         $100                 $10               10.00
    2         $100                 $12                8.33
    3         $100                 $15                6.67
    4         $100                 $20                5.00
    5         $100                 $18                5.56
    6         $100                 $16                6.25
    Total Invested $600  Average Price $15.17  Total Shares 41.81

In connection with its advertisements, a Fund may provide "shareholder's letters" which serve to provide shareholders or investors an introduction into the Fund's, the Trust's or any of the Trust's service provider's policies or business practices. For instance, advertisements may provide for a message from the Fund's Sub-adviser that it has for more than twenty-five years been committed to quality products and outstanding service to assist its customers in meeting their financial goals and setting forth the reasons that the Sub-adviser believes that it has been successful as a portfolio manager.

From time to time marketing materials may include a description of the Trust's "manager of managers" structure which include the selection of an investment consultant and sub-advisers and the criteria for their selection in terms of asset size, investment expertise, reputation and staffing. Marketing materials may include references to ISC, the Fund's administrator, including its expertise, staffing and assets under administration and distribution. Marketing materials may explain that the Trust may be used as an investment vehicle in many circumstances, including a cemetery merchandise trust, funeral industry pre-need trusts, corporate retirement plans, IRAs, and other association-related trusts.

4.  Management

The business of the Trust is conducted under the direction of the Board. The officers and Trustees of the Trust may be directors, officers or employees of (and persons providing services to the Trust may include) InCap Securities, its affiliates or affiliates of the Trust.

A.  Trustees and Officers

Trustees and Officers of the Trust. The business and affairs of the Fund are managed under the direction of the Board in compliance with the laws of the state of Delaware. The names of the Trustees and officers of the Trust, their position with the Trust, address, date of birth and principal occupations during the past five years are set forth below.

Trustees
                        Principal           Years of              Other
Name, Address       Occupation During        Service       Directorships Held
and Age               Past 5 Years        With the Fund        by Director

INTERESTED           President,               (__)                 [None]
TRUSTEES #           Memorial Group,
Christopher W.       Inc. since 1998
Hamm, *, 35,         President,
5847 San             Memorial
Felipe, Suite        Investment
875, Houston,        Advisors, Inc.
TX 77057             since 1999
                     Executive
                     Director, CIBC
                     Oppenheimer
                     1996-98

DISINTERESTED        President, JB            (__)                 [None]
TRUSTEES             Goodwin Company,
J.B. Goodwin,        a comprehensive
**+, 52,             real estate and
3933 Steck           holding company,
Avenue, B-101,       for more than
Austin, TX           five years
78759

Robert               Attorney, Baker          (__)                 [None]
Stillwell,**+,       & Botts, a law
65,                  firm, for more
3000 One Shell       than five years
Plaza, Houston,
TX 77002

#    Interest Trustees as defined in the 1940 Act.
* Member of the Valuation Committee, which is responsible for determining and monitoring the value of the Funds' assets. The Valuation Committee met [__] times during the Trust's most recent fiscal year.
** Member of the Nominating Committee, which is responsible for overseeing the composition of both the Board as well as the various committees of the Trust to ensure that these positions are filled by competent and capable candidates. The Nominating Committee met [__] times during the Trust's most recent fiscal year. [The Nominating Committee [does] [does not] currently consider for nomination candidates proposed by shareholders for election as Trustees.]
+ Member of the Audit Committee, which is responsible for meeting with the Trust's independent certified public accountants to: (a) review the arrangements and scope of any audit; (b) discuss matters of concern relating to the Trust's financial statements, including any adjustments to such statements recommended by the accountants, or other results of any audit; (c) consider the accountants' comments with respect to the Trust's financial policies, procedures, and internal accounting controls; and (d) review any form of opinion the accountants propose to render to the Trust. The Audit Committee met [__] times during the Trust's most recent fiscal year.

      In its deliberations concerning the Adviser's recommendation that the Adviser's agreement and Sub-advisers' agreements be continued, the Trustees reviewed the materials provided by the Adviser and Sub-advisers and considered the following: (i) a description of the nature, quality and extent of the services provided by the Adviser and their affiliates;
(ii) the costs to the Adviser and Sub-advisers and their affiliates of providing these services; (iii) an assessment of the profitability to the Adviser and Sub-advisers and their affiliates of their overall relationship with the Trust; (iv) the extent to which the Adviser and the Sub-advisers realize economies of scale as the Funds grow larger; (v) statistical data concerning the Adviser's and the Sub-advisers' performance; (vi) data concerning any ancillary benefits accruing to the Adviser and Sub-advisers (for example, increased non-fund business generated by Fund customers); (vii) data concerning any "float" realized by the Adviser and its affiliates (for example, interest earned in the lapse of time between the receipt of payment for purchase of Fund shares and the delivery of payment to the Fund for settlement or between receipt of an order for redemption of shares and the delivery of a redemption check); (viii) an exploration of the alternatives to the current advisory fee structure; and (ix) a comparison of the advisory fee structure, performance, operating expenses and expense ratio with those of other applicable mutual funds. In addition, in its deliberations concerning the approval of the new Sub-advisers' agreements for the Corporate Bond Fund and the Government Bond Fund, the Trustees considered the fact that the conditions of the agreements and the annual advisory fee rate remained the same as the previous agreements.

      The dollar range of each Fund's securities owned by each Trustee is set forth below.


               Dollar Range of  Dollar Range of Dollar Range of  Dollar Range
                Securities in    Securities in   Securities in   of Securities
                 Government     Corporate Bond   Growth Equity     in Value
Trustee           Bond Fund          Fund            Fund         Equity Fund

Christopher W. Hamm  [____]-[____]  [____]-[____] [____]-[____] [____]-[____]
J.B. Goodwin         [____]-[____]  [____]-[____] [____]-[____] [____]-[____]
Robert Stilwell      [____]-[____]  [____]-[____] [____]-[____] [____]-[____]



Officers

Name, Address*         Position(s) Held     Principal Occupation
and Age                    With Fund         During Past 5 Years


Christopher W. Hamm       President              See biography
(35)                                             above

Terrence P. Smith,
(age)                     Vice President

Paul Mickle,
(age)                     Treasurer

David Ganley,
(age)                     Secretary

Theresa McNamee,
(age)                     Assistant Secretary

Lisa Ruczynski,
(age)                     Assistant Secretary

*    The address for each of the Trust's officers is 555 North
     Lane, Suite 6160, Conshohocken, PA 19428-2245.

B.  Compensation of Trustees and Officers

Each Trustee receives annual fees of $5,000 and $500 for each Board meeting attended and is paid $500 for each committee meeting attended on a date when a Board meeting is not held.

Trustees and officers are also reimbursed for travel and related expenses incurred in attending meetings of the Board.

Trustees that are affiliated with the Adviser receive no compensation for their services or reimbursement for their associated expenses. No officer of the Trust is compensated by the Trust.

The following table sets forth the fees paid to each Trustee by the Trust for the fiscal year ending December 31, 2001.

                                   Pension or
                                   Retirement      Estimated
                                    Benefits         Annual
                    Aggregate      Accrued as       Benefits      Total
                   Compensation     Part of           upon     Compensation
Name, Position      from Trust    Fund Expenses    Retirement  from Trust(1)

Christopher W. Hamm      $0             $0             $0           $0
John Y. Keffer(2)        $0             $0             $0           $0
Jay Brammer(3)         $[____]          $0             $0           $[____]
J.B. Goodwin           $[____]          $0             $0           $[____]
Robert Stillwell       $[____]          $0             $0           $[____]

(1)  The Trust is not a member of a fund complex.
(2)  John Y. Keffer resigned as a Trustee for the Trust effective
     August 27, 2001.
(3)  Jay Brammer resigned as a Trustee for the Trust effective
     February 27, 2001.

C.   Investment Adviser

1.   Services of Adviser

The Adviser serves as investment adviser to each Fund pursuant to an investment advisory agreement with the Trust. Under that agreement, the Adviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing a Fund's investments and effecting portfolio transactions for a Fund.

2.   Ownership of Adviser/Affiliations

The Adviser is a diversified investment services company owned
entirely by Christopher W. Hamm.   Memorial Investment Advisors,
Inc. is registered as an investment adviser with the SEC under the 1940 Act.

Christopher W. Hamm is employed by the Adviser (or affiliates of the Adviser).

3.   Fees

The Adviser's fee is calculated as a percentage of the applicable
Fund's average net assets. The fee is accrued daily by each Fund and is paid monthly based on average net assets for the previous month.

In addition to receiving its advisory fee from each Fund, the Adviser may also act and be compensated as investment manager for its clients with respect to assets that are invested in a Fund. If an investor in a Fund also has a separately managed account with the Adviser with assets invested in the Fund, the Adviser will credit an amount equal to all or a portion of the fees received by the Adviser against any investment management fee received from a client.

Forum Investment Advisors, LLC ("FIA") served as the Funds' investment adviser until December 31, 2000, under the same fee arrangements as those that exist with the Adviser. Table 1B in Appendix B shows the dollar amount of the fees paid by the Trust to FIA, the amount of the fee waived by FIA and the actual fee received by FIA.

Each Fund pays Memorial Group, Inc. ("Memorial Group"), a shareholder service fee of 0.25% of the Fund's average daily net assets for the provision of administrative and shareholder relations services. Memorial Group may pay all or a portion of the shareholder servicing fee to other entities, which may be affiliated persons of Memorial Group or of a Fund, for providing services to specified shareholders. Table 1A in Appendix B shows the dollar amount of the fees paid by the Trust to Memorial Group, the amount of the fee waived by Memorial Group and the actual fee received by Memorial Group.

Expense Limitations. Memorial Group, Inc. has undertaken to assume certain expenses of the Funds (or waive its fees). This undertaking is designed to place a maximum limit on expenses (including all fees to be paid to the Adviser but excluding taxes, interest, brokerage commissions and other portfolio transaction expenses and extraordinary expenses) of: (1) 1.20% of the average daily net assets of the Institutional Class of each Equity Fund; and (2) 0.95% of the average daily net assets of the Institutional Class of each Bond Fund.

Memorial Group may sponsor master trusts or assist cemetery and/or funeral associations in the sponsorship of master trusts which provide, among other things, investment options to cemetery endowment, cemetery pre-need and funeral pre-need trusts.

4.   Other Provisions of Adviser's Agreement

The Adviser's agreement must be approved at least annually by the Board or by vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party.

The Adviser's agreement is terminable without penalty by the Trust with respect to a Fund on 60 days' written notice to the Adviser when authorized either by vote of a majority of the Fund's shareholders or by a vote of a majority of the Board, or by the Adviser on 60 days' written notice to the Trust. The agreement will terminate immediately upon its assignment.

5.   Sub-advisers

To assist the Adviser in carrying out its responsibility, the Adviser has retained the following Sub-advisers to render advisory services and make daily investment decisions for each Fund pursuant to investment sub-advisory agreements with the Adviser (the "Sub-advisory Agreements").

  Eagle Asset Management, Inc. ("Eagle"), 880 Carillon
     Parkway, St. Petersburg, FL 33716, manages the portfolio of Government Bond Fund. Eagle is a [____] corporation that was incorporated on [____]. Eagle is registered as an investment adviser under the Investment Advisers Act of 1940 ("Advisers Act"). For its services, Eagle receives an advisory fee (excluding waivers) from the Adviser at an annual rate of 0.20% of the Fund's average daily net assets.

  AIG Global Investment Corp. ("AIGGIC"), 175 Water Street,
     New York, NY 10038, manages the portfolio of Corporate Bond Fund. AIGGIC is a [_____] corporation that was organized in [____] and is registered as an investment adviser under the Advisers Act. AIGGIC is a wholly owned subsidiary of American International Group, Inc., [a diversified financial services organization.] For its services, AIGGIC receives an advisory fee (excluding waivers) from the Adviser at an annual rate of 0.20% of the Fund's average daily net assets.

     Davis Hamilton Jackson & Associates, L.P. ("DHJA"), Two Houston Center, 909 Fannin Street, Suite 550, Houston, Texas 77010, manages the portfolio of Growth Equity Fund. DHJA is a limited partnership formed under the laws of Delaware that is registered as an investment adviser under the Advisers Act. Affiliated Investment Managers Group, Inc. ("AMG"), a holding company that invests in investment management firms, owns an interest in DHJA. The Executive Committee of DHJA, comprised of Robert C. David and Jack R. Hamilton, is deemed to control DHJA. AMG does not participate in the day-to-day management or the investment process of DHJA. For its services, DHJA receives an advisory fee (excluding waivers) from the Adviser at an annual rate of 0.30% of the Fund's average daily net assets.

     PPM America, Inc. ("PPM"), 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606, manages the portfolio of Value Equity Fund. PPM is a Delaware corporation that was organized in 1990 and is registered as an investment adviser under the Advisers Act. PPM is an indirect wholly owned subsidiary of Prudential plc, a UK financial services company. For its services, PPM receives an advisory fee (excluding waivers) from the Adviser at an annual rate of 0.30% of the Fund's average daily net assets.

The Adviser pays a fee to each of the Sub-advisers. These fees do not increase the fees paid by shareholders of the Funds. The amount of the fees paid by the Adviser to each Sub-adviser may vary from time to time as a result of periodic negotiations with the Sub-adviser regarding such matters as the nature and extent of the services (other than investment selection and order placement activities) provided by the Sub-adviser to the Fund, the increased cost and complexity of providing services to the Fund, the investment record of the Sub-adviser in managing the Fund and the nature and magnitude of the expenses incurred by the Sub-adviser in managing the Fund's assets and by the Adviser in overseeing and administering management of the Fund. However, the contractual fee payable by each Fund to the Adviser for investment advisory services will not vary as a result of those negotiations. Table 1C in Appendix B shows the aggregate dollar amount of fees paid by the Trust to the Sub-adviser for each Fund.

The Adviser performs internal due diligence on each Sub-adviser and monitors each Sub-adviser's performance using its proprietary investment adviser selection and monitoring process. The Adviser will be responsible for communicating performance targets and evaluations to Sub-advisers, supervising each Sub-adviser's compliance with the Fund's fundamental investment objectives and policies, authorizing Sub-advisers to engage in certain investment techniques for the Fund, and recommending to the Board of Trustees whether sub-advisory agreements should be renewed, modified or terminated. The Adviser also may from time to time recommend that the Board replace one or more Sub-advisers or appoint additional Sub-advisers, depending on the Adviser's assessment of what combination of Sub-advisers it believes will optimize each Fund's chances of achieving its investment objectives. The sub-advisory agreements with respect to the Funds are nearly identical to the Adviser's agreement, except for the fees payable and certain other non-material matters.

SEC Exemptive Order

The Trust and the Adviser have received an exemptive order from the SEC that permits the Adviser, subject to certain conditions, to enter into agreements relating to the Fund with sub-advisers approved by the Board, without obtaining shareholder approval. The exemptive order also permits the Adviser, subject to the approval of the Board but without shareholder approval, to employ new sub-advisers for new or existing funds, change the terms of particular agreements with sub-advisers or continue the employment of existing sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. Shareholders of the Fund have the right to terminate an agreement with the sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of the Fund. Shareholders will be notified of any sub-adviser changes. If the Adviser hires more than one sub-adviser for the Fund, the order also permits a Fund to disclose to shareholders the sub-advisers' fees only in the aggregate for the Fund.

D.   Distributor

1.   Distributor; Services and Compensation of Distributor

InCap Securities, the distributor (also known as principal underwriter) of the shares of each Fund, is located at 555 North Lane, Suite 6160 Conshohocken, PA 19428-2245. InCap Securities is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc.




Under its agreement with the Trust, InCap Securities acts as the agent of the Trust in connection with the offering of shares of the Funds. InCap Securities continually distributes shares of the Funds on a best efforts basis. InCap Securities has no obligation to sell any specific quantity of Fund shares.

2.   Other Provisions of Distributor's Agreement

InCap Securities' distribution agreement became effective on October 1, 2001 and shall continue in effect for two years from that date. Thereafter, the distribution agreement must be approved at least annually by the Board or by vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party and with respect to each class of a Fund for which there is an effective Plan, Trustees who do not have any direct or indirect financial interest in any such Plan applicable to the class or in any agreement to the Plan.

InCap Securities' agreement is terminable without penalty by the Trust with respect to a Fund on 60 days' written notice when authorized either by vote of a majority the Fund's outstanding shareholders or by a vote of a majority of the Board who are not interested persons of the Trust, or by InCap Securities on 60 days' written notice to the Trust.

Under its agreement, InCap Securities is not liable for any error of judgment or mistake of law or for any act or omission in the performance of its duties to a Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

Under its agreement, InCap Securities and certain related parties (such as InCap Securities's officers and persons that control InCap Securities) are indemnified by the Trust against any and all claims and expenses in any way related to InCap Securities's actions (or failures to act) that are consistent with InCap Securities's contractual standard of care. This means that as long as InCap Securities satisfies its contractual duties, the Trust is responsible for the costs of: (1) defending InCap Securities against claims that InCap Securities breached a duty it owed to the Trust; and (2) paying judgments against InCap Securities.

InCap Securities may enter into agreements with selected broker-dealers, banks, or other financial institutions for distribution of shares of the Fund. These financial institutions may charge a fee for their services and may receive shareholders service fees even though shares of the Fund are sold without sales charges or, in the case of Institutional shares, distribution fees. These financial institutions may otherwise act as processing agents, and will be responsible for promptly transmitting purchase, redemption and other requests to the Fund.

Investors who purchase shares in this manner will be subject to the procedures of the institution through whom they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial institution. When purchasing shares of the Fund in this manner, you should acquaint yourself with your institution's procedures and should read the Prospectus and this SAI in conjunction with any materials and information provided by your institution. The financial institution and not its customers will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.



E.   Other Fund Service Providers

1.   Administrator, Fund Accountant and Transfer Agent

Pursuant to an agreement with the Trust, ISC acts as the Trust's administrator, fund accountant, transfer agent and dividend disbursing agent.

As administrator, ISC is responsible for the supervision of the overall management of the Trust, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust.

As fund accountant, ISC provides fund accounting services to each Fund. These services include calculating the NAV per share of each Fund (and class), preparing the Funds' financial statements and assisting with the Funds' tax returns.

As transfer agent and dividend disbursing agent, ISC maintains an account for each shareholder of record of a Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record.

For its services, ISC receives from each Fund at an annual rate as follows: 0.20% of the average annual assets on the first $25 million of each Fund, 0.15% of the average annual assets on the next $25 million of each Fund, 0.10% of the average annual assets on the next $50 million of each Fund, .075% of the average annual assets on the next $300 million of each Fund, and 0.03% thereafter. Notwithstanding the above, the minimum fee per Fund shall be $60,000 for the first year and $71,000 thereafter. In addition, each Fund pays an additional $12.00 per shareholder account for transfer agency services. Table 2 in Appendix B shows the dollar amount of the fees paid by the Trust to ISC, the amount of the fee waived by ISC and the actual fee received by ISC for its services.

The agreement is terminable without penalty by the Trust or by ISC with respect to a Fund on 90 days' written notice. Under the agreement, ISC is not liable for any error of judgment or mistake of law or for any act or omission in the performance of its duties to a Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

Forum Administrative Services, LLC ("FAdS") served as the Fund's administrator until October 1, 2001. For its services, FAdS received fees from each Fund at an annual rate as follows: 0.15% of the average daily net assets under $150 million of each Fund and 0.10% of the average daily net assets over $150 million of each Fund. Notwithstanding the above, the minimum fee per Fund was $30,000 per year ($2,500 per month). The fees were accrued daily by the Funds and were paid monthly in arrears on the first day of each calendar month for services performed under the agreement during the prior calendar month. Table 3 in Appendix B shows the dollar amount of the fees payable by the Trust to FAdS, the amount of the fee waived by FAdS and the actual fee received by FAdS.

Forum Accounting Services, LLC ("FAcS") served as the Fund's accountant until October 1, 2001. For its services, FAcS received fees from each Fund at an annual rate of $36,000 plus certain share class charges. FAcS was paid additional surcharges of $12,000 per year for each additional share class of the Fund above one. The fees were accrued daily by the Funds and were paid monthly based on the transactions and positions for the previous month. Table 4 in Appendix B shows the dollar amount of the fees payable by the Trust to FAcS, the amount of the fee waived by FAcS and the actual fee received by FAcS.

Forum Shareholder Service, LLC ("FSS") served as the Fund's transfer agent until October 1, 2001. For its services, FSS received a fee from each Fund at an annual rate of $24,000 for the first share class, $12,000 per additional share class and $25.00 per shareholder account. The fees were accrued daily by the Funds and were paid monthly in arrears. Table 5 in Appendix B shows the dollar amount of the fees paid by the Trust to FSS, the amount of the fee waived by FSS and the actual fee received by FSS.

4.   Custodian

As custodian, pursuant to an agreement with the Trust, Investors Bank & Trust Company safeguards and controls the Funds' cash and securities, determines income and collects interest on Fund investments. The Custodian may employ foreign sub-custodians to provide custody of a Fund's foreign assets. The Custodian is located at 200 Clarendon Street, Boston, Massachusetts 02105.

For its services, the Custodian receives a fee from each Fund at an annual rate as follows: (1) 0.01% of the average daily net assets of the Fund for the first $100 million in Fund assets; and
(2) 0.005% of the average daily net assets of the Fund for remaining Fund assets. The Custodian is also paid certain transaction fees. These fees are accrued daily by the Funds and are paid monthly based on average net assets and transactions for the previous month.

5.   Legal Counsel

Legal matters in connection with the issuance of shares of the Trust are passed upon by the law firm of Seward & Kissel LLP, 1200 G Street, NW, Washington, DC 20005.

6.   Independent Auditors

KPMG LLP, independent auditors, 99 High Street, Boston, MA 02110, have been selected as auditors for each Fund. The auditors audit the annual financial statements of the Funds and provide the Funds with an audit opinion. The auditors also review certain regulatory filings of each Fund and each Fund's tax returns.

5.   Portfolio Transactions

A.   How Securities Are Purchased and Sold

Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom the Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance common stock and preferred stock) are generally effected; (1) if the security is traded on an exchange, through brokers who charge commissions; and (2) if the security is traded in the "over-the-counter" markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in an over-the-counter market, the Sub-adviser will seek to deal with the primary market makers; but when necessary in order to obtain best execution, the Sub-adviser will utilize the services of others.

Purchases of securities from underwriters include a disclosed fixed commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

B.   Commissions Paid

Table 6 in Appendix B shows the aggregate brokerage commissions with respect to each Fund. The data presented are for the past three fiscal years or a shorter period if the Fund has been in operation for a shorter period, except as otherwise noted. The table also indicates the reason for any material change in the last two years in the amount of brokerage commissions paid by a Fund.

C.   Adviser Responsibility for Purchases and Sales

Each Sub-adviser places orders for the purchase and sale of securities with brokers and dealers selected by and in the discretion of the Sub-adviser. No Fund has any obligation to deal with any specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by a Sub-adviser in its best judgment and in a manner deemed to be in the best interest of the Fund rather than by any formula.

Each Sub-adviser seeks "best execution" for all portfolio transactions. This means that the Sub-advisers seek the most favorable price and execution available. A Sub-adviser's primary consideration in executing transactions for a Fund is prompt execution of orders in an effective manner and at the most favorable price available.

1.   Choosing Broker-Dealers

The Funds may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Sub-adviser of each Fund takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the research services described below) and any risk assumed by the executing broker.

Consistent with applicable rules and the Sub-adviser's duties, the Sub-adviser may: (1) consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for a Fund; and (2) take into account payments made by brokers effecting transactions for a Fund (these payments may be made to the Fund or to other persons on behalf of the Fund for services provided to the Fund for which those other persons would be obligated to pay.

2.   Obtaining Research from Brokers

Each Sub-adviser may give consideration to research services furnished by brokers to the Sub-adviser for its use and may cause a Fund to pay these brokers a higher amount of commission than may be charged by other brokers. This research is designed to augment the Sub-adviser's own internal research and investment strategy capabilities. This research may be used by the Sub-adviser in connection with services to clients other than the Funds, and not all research services may be used by the Sub-adviser in connection with the Funds. The Sub-adviser's fees are not reduced by reason of the Sub-adviser's receipt of research services.

Each Sub-adviser has full brokerage discretion. It evaluates the range of quality of a broker's services in placing trades including securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer. Under certain circumstances, the value of research provided by a broker-dealer may be a factor in the selection of a broker. This research would include reports that are common in the industry.
Typically, the research will be used to service all of the Sub-adviser's accounts although a particular client may not benefit from all the research received on each occasion. The nature of the services purchased for clients include industry research reports and periodicals, quotation systems, software for portfolio management and formal databases.

Occasionally, a Sub-adviser may place an order with a broker and pay a slightly higher commission than another broker might charge. If this is done it will be because of the Sub-adviser's need for specific research, for specific expertise a firm may have in a particular type of transaction (due to factors such as size or difficulty), or for speed/efficiency in execution. Since most of the Sub-advisers' brokerage commissions for research are for economic research on specific companies or industries, and since the Sub-advisers are involved with a limited number of securities, most of the commission dollars spent for industry and stock research directly benefit the Funds' shareholders.

There are occasions on which portfolio transactions may be executed as part of concurrent authorizations to purchase or sell the same securities for more than one account served by a Sub-adviser, some of which accounts may have similar investment objectives. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to any one or more particular accounts, they will be effected only when the Sub-adviser believes that to do so will be in the best interest of the affected accounts. When such concurrent authorizations occur, the objective will be to allocate the execution in a manner, which is deemed equitable to the accounts involved. Clients are typically allocated securities with prices averaged on a per-share or per-bond basis.

In some cases, a client may direct a Sub-adviser to use a broker or dealer of the client's choice. If the client directs the Sub-adviser to use a particular broker, the Sub-adviser may not be authorized to negotiate commissions and may be unable to obtain volume discounts or best execution. In these cases, there could be some disparity in commission charges among these clients.

3.   Counterparty Risk

Each Sub-adviser monitors the creditworthiness of counterparties to its Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

4.   Transactions through Affiliates

The Sub-advisers do not effect brokerage transactions through affiliates of the Adviser or Sub-adviser (or affiliates of those persons).

5.   Other Accounts of the Adviser or Sub-adviser

Investment decisions for the Funds are made independently from those for any other account or investment company that is or may in the future become managed by a Sub-adviser. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same
security.   In that event, each day's transactions in such
security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the respective Sub-adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each.
There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for a Fund and other client accounts managed by the Fund's Sub-adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

6.   Portfolio Turnover

The frequency of portfolio transactions of a Fund (the portfolio turnover rate) will vary from year to year depending on many factors. Portfolio turnover rate is reported in the Prospectus. From time to time a Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. An annual portfolio turnover rate of 100% would occur if all of the securities in a Fund were replaced once in a period of one year. Higher portfolio turnover rates may result in increased brokerage costs to a Fund and a possible increase in short-term capital gains or losses.

D.   Securities of Regular Broker-Dealers

From time to time a Fund may acquire and hold securities issued by its "regular brokers and dealers" or the parents of those brokers and dealers. For this purpose, regular brokers and dealers means the 10 brokers or dealers that: (1) received the greatest amount of brokerage commissions during the Fund's last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Fund during the Fund's last fiscal year; or (3) sold the largest amount of the Fund's shares during the Fund's last fiscal year. During the past fiscal year, there were no regular brokers and dealers for any Fund.

6.   Additional Purchase and Redemption Information

A.   General Information

Shareholders may effect purchases or redemptions or request any shareholder privilege in person at the Transfer Agent's offices located at 555 North Lane, Suite 6160, Conshohocken, PA 19428-
2245.

The Funds accept orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange is closed.

B.   Additional Purchase Information

Shares of each Fund are sold on a continuous basis by the distributor at net asset value ("NAV") per share without any sales charge. Accordingly, the offering price per share is the same as the NAV per share.

Fund shares are normally issued for cash only. In the Adviser or Sub-adviser's discretion, however, a Fund may accept portfolio securities that meet the investment objective and policies of a Fund as payment for Fund shares. A Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).

1.   IRAs

All contributions into an IRA through the automatic investing service are treated as IRA contributions made during the year the investment is received.

2.   UGMAs/UTMAs

If the trustee's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the investor must provide a copy of the trust document.

3.   Purchases Through Financial Institutions

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Funds.

If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in a Fund directly. When you purchase a Fund's shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures, you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.

You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your institution for further information. If you hold shares through a financial institution, the Funds may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. The Funds are not responsible for the failure of any financial institution to carry out its obligations.

Growth Equity Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers, including Charles Schwab & Co, Inc., are authorized to designate other intermediaries to receive purchase and redemption orders on Growth Equity Fund's behalf. Growth Equity Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, receives the order. Customer orders will be priced at Growth Equity Fund's Net Asset Value next computed after they are received by an authorized broker or the broker's authorized designee and accepted by the Growth Equity Fund.

Investors purchasing shares of the Funds through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

C.   Additional Redemption Information

A Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to a Fund's shares as provided in the Prospectus.

1.   Suspension of Right of Redemption

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange, Inc. is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by a Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of a Fund.

2.   Redemption-In-Kind

Redemption proceeds normally are paid in cash. Payments may be made wholly or partly in portfolio securities, however, if the Trust determines conditions exist which would make payment in cash detrimental to the best interests of a Fund. If redemption proceeds are paid wholly or partly in portfolio securities, brokerage costs may be incurred by the shareholder in converting the securities to cash. The Trust has filed an election with the SEC pursuant to which a Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

D.   NAV Determination

In determining a Fund's NAV per share, securities for which market quotations are readily available are valued at current market value using the last reported sales price. If no sale price is reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate).

E.   Distributions

Distributions of net investment income will be reinvested at a Fund's NAV per share as of the last day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the NAV per share of a Fund on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

F.   Shareholder Services

Retirement Accounts. The Funds may be a suitable investment vehicle for part or all of the assets held in Traditional or Roth individual retirement accounts (collectively, "IRAs"). Call the Funds at 1-888-263-5593 to obtain an IRA account application. Generally, investment earnings in an IRA will be tax-deferred until withdrawn. If certain requirements are met, investment earnings held in a Roth IRA will not be taxed even when withdrawn. You may contribute up to $2,000 annually to an IRA. Only contributions to Traditional IRAs are tax-deductible. However, that deduction may be reduced if you or your spouse is an active participant in an employer-sponsored retirement plan and you (or you and your spouse) have adjusted gross income above certain levels. Your ability to contribute to a Roth IRA also may be restricted if you or, if you are married, you and your spouse have adjusted gross income above certain levels.

Your employer may also contribute to your IRA as part of a Savings Incentive Match Plan for Employees, or "SIMPLE plan," established after December 31, 1996. Under a SIMPLE plan, you may contribute up to $6,500 annually to your IRA, and your employer must generally match such contributions up to 3% of your annual salary. Alternatively, your employer may elect to contribute to your IRA 2% of the lesser of your compensation or $170,000.

This information on IRAs is based on regulations in effect as of [January 1, 2001] and summarizes only some of the important federal tax considerations affecting IRA contributions. These comments are not meant to be a substitute for tax planning. Consult your tax advisors about your specific tax situation.

G.   Exchanges

By making an exchange by telephone, you authorize the Transfer Agent to act on telephonic instructions believed by the Transfer Agent to be genuine instructions from any person representing himself or herself to be you. The records of the Transfer Agent of such instructions are binding. The exchange procedures may be modified or terminated at any time upon appropriate notice to shareholders. For Federal income tax purposes, exchanges are treated as sales on which a purchaser will realize a capital gain or loss depending on whether the value of the shares redeemed is more or less than the shareholder's basis in such shares at the time of such transaction.



7.   Taxation

The tax information set forth in the Prospectus and the information in this section relates solely to U.S. federal income tax law and assumes that each Fund qualifies as a regulated investment company (as discussed below). Such information is only a summary of certain key federal income tax considerations affecting each Fund and its shareholders that are not described in the Prospectus. No attempt has been made to present a complete explanation of the federal tax treatment of the Funds or the implications to shareholders. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

This "Taxation" section is based on the Code and applicable regulations in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Funds and their shareholders. Any of these changes or court decisions may have a retroactive effect.

All investors should consult their own tax advisor as to the federal, state, local and foreign tax provisions applicable to them.

A.   Qualification As a Regulated Investment Company

Each Fund intends for each tax year to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of a Fund.

The tax year-end of each Fund is December 31 (the same as the Fund's fiscal year end).

1.   Meaning of Qualification

As a regulated investment company, a Fund will not be subject to federal income tax on the portion of its investment company taxable income (i.e., taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses) and net capital gain (i.e., the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. In order to qualify to be taxed as a regulated investment company a Fund must satisfy the following requirements:

     - The Fund must distribute at least 90% of its investment company taxable income for the tax year. (Certain distributions made by a Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)

     - The Fund must derive at least 90% of its gross income from certain types of income derived with respect to its business of investing in securities.

     - The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S.

         Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

Each Fund generally intends to operate in a manner such that it will not be liable for federal income tax.

2.   Failure to Qualify

If for any tax year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of the Fund's current and accumulated earnings and profits.

Failure to qualify as a regulated investment company would thus have a negative impact on a Fund's income and performance. It is possible that a Fund will not qualify as a regulated investment company in any given tax year.

B.   Fund Distributions

Each Fund anticipates distributing substantially all of its investment company taxable income for each tax year. These distributions are taxable to shareholders as ordinary income. In the case of Growth Equity Fund and Value Equity Fund, a portion of these distributions may qualify for the 70% dividends-received deduction for corporate shareholders.

Each Fund anticipates distributing substantially all of its net capital gain for each tax year. These distributions generally are made only once a year, usually in November or December, but the Funds may make additional distributions of net capital gain at any time during the year. These distributions are taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held shares. These distributions do not qualify for the dividends-received deduction.

Each Fund may have capital loss carryovers (unutilized capital losses from prior years). These capital loss carryovers (which can be used for up to eight years) may be used to offset any current capital gain (whether short- or long-term). All capital loss carryovers are listed in the Funds' financial statements. Any such losses may not be carried back.

Distributions by a Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce the shareholder's tax basis in the shares and are treated as gain from the sale of the shares to the extent the shareholder's basis would be reduced below zero.

All distributions by a Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

A shareholder may purchase shares whose net asset value at the time reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of a Fund. Distributions of these amounts are taxable to the shareholder in the manner described above, although the distribution economically constitutes a return of capital to the shareholder.

Shareholders purchasing shares of a Fund just prior to the ex-dividend date of a distribution will be taxed on the entire amount of the distribution received, even though the net asset value per share on the date of the purchase reflected the amount of the distribution.

Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be received by the shareholders (and made by the Fund) on December 31 of that calendar year if the distribution is actually paid in January of the following year.

Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) to them during the year.

C.   Certain Tax Rules Applicable to the Funds Transactions

For federal income tax purposes, when put and call options purchased by a Fund expire unexercised, the premiums paid by the Fund give rise to short- or long-term capital losses at the time of expiration (depending on the length of the respective exercise periods for the options). When put and call options written by a Fund expire unexercised, the premiums received by the Fund give rise to short-term capital gains at the time of expiration. When a Fund exercises a call, the purchase price of the underlying security is increased by the amount of the premium paid by the Fund. When a Fund exercises a put, the proceeds from the sale of the underlying security are decreased by the premium paid. When a put or call written by a Fund is exercised, the purchase price (selling price in the case of a call) of the underlying security is decreased (increased in the case of a call) for tax purposes by the premium received.

Certain listed options, regulated futures contracts and forward currency contracts are considered "Section 1256 contracts" for federal income tax purposes. Section 1256 contracts held by a Fund at the end of each tax year are "marked to market" and treated for federal income tax purposes as though sold for fair market value on the last business day of the tax year. Gains or losses realized by a Fund on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses. Each Fund can elect to exempt its Section 1256 contracts, which are part of a "mixed straddle" (as described below) from the application of Section 1256.

Any option, futures contract, or other position entered into or held by a Fund in conjunction with any other position held by the Fund may constitute a "straddle" for federal income tax purposes. A straddle of which at least one, but not all, the positions are
Section 1256 contracts, may constitute a "mixed straddle". In general, straddles are subject to certain rules that may affect the character and timing of a Fund's gains and losses with respect to straddle positions by requiring, among other things, that: (1) the loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (2) the Fund's holding period in straddle positions be suspended while the straddle exists (possibly resulting in gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-Section 1256 positions be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to a Fund, which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by a Fund all of the offsetting positions of which consist of Section 1256 contracts.

If a Fund invests in the securities of foreign issuers, the Fund's income may be subject to foreign withholding taxes.

D.   Federal Excise Tax

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 (or December 31, if elected by the Fund) of the calendar year. The balance of the Fund's income must be distributed during the next calendar year. A Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year.
For purposes of calculating the excise tax, each Fund: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) excludes foreign currency gains and losses incurred after October 31 of any year (or December 31 if it has made the election described above) in determining the amount of ordinary taxable income for the current calendar year. The Fund will include foreign currency gains and losses incurred after October 31 in determining ordinary taxable income for the succeeding calendar year.

Each Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that a Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

E.   Sale or Redemption of Shares

In general, a shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases (for example, by reinvesting dividends) other shares of the Fund within 30 days before or after the sale or redemption (a so called "wash sale"). If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased. In general, any gain or loss arising from the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares. In determining the holding period of such shares for this purpose, any period during which a shareholder's risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

F.   Backup Withholding

A Fund will be required in certain cases to withhold and remit to the U.S. Treasury 30% of distributions, and the proceeds of redemptions of shares, paid to any shareholder: (1) who has failed to provide its correct taxpayer identification number; (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or
(3) who has failed to certify to a Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient." Backup withholding is not an additional tax; any amounts so withheld may be credited against a shareholder's federal income tax liability or refunded.

G.   Foreign Shareholders

Taxation of a shareholder who under the Code is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by the foreign shareholder.

If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions of ordinary income (and short-term capital gains) paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the distribution. The foreign shareholder generally would be exempt from U.S. federal income tax on gain realized on the sale of shares of a Fund and distributions of net capital gain from a Fund.

If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income distributions, capital gain distributions, and any gain realized upon the sale of shares of a Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or U.S. corporations.

In the case of a non-corporate foreign shareholder, a Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty might be different from those described herein.

The tax rules of other countries with respect to distributions from a Fund can differ from the U.S. federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to the consequences of foreign tax rules with respect to an investment in a Fund.

H.   State and Local Taxes

The tax rules of the various states of the U.S. and local jurisdictions with respect to distributions from a Fund can differ from the U.S. federal income taxation rules described above. These state and local rules are not discussed herein. Shareholders are urged to consult their tax advisers as to the consequences of state and local tax rules with respect to an investment in a Fund.

8.   Other Matters

General Information

The Trust was organized as a business trust under the laws of the State of Delaware on November 26, 1997. The Trust has operated under that name and as an investment company since that date.

The Trust is registered with the SEC as an open-end, management investment company (a "mutual fund") under the 1940 Act. The Trust offers shares of beneficial interest in its series. As of the date hereof, the Trust consisted of the following shares of beneficial interest:

     -   Institutional Shares of each of Government Bond Fund,
         Corporate Bond Fund, Growth Equity Fund and Value Equity
         Fund.

Prior to February 29, 2000, the Trust consisted of the following additional shares of beneficial interest:

     -   Trust Shares of each of Government Bond Fund, Corporate
         Bond Fund, Growth Equity Fund and Value Equity Fund.

On February 28, 2000, existing Trust Shares were reclassified as
Institutional Shares of beneficial interest.

Each Fund is a series of Memorial Funds. It is not intended that meetings of shareholders be held except when required by Federal or Delaware law. All shareholders of each Fund are entitled to vote at shareholders' meetings unless a matter is determined to affect only a specific Fund (such as approval of an advisory agreement for a Fund). From time to time, large shareholders may control a Fund or Memorial Funds. The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.



Each Fund reserves the right to invest in one or more other investment companies in a Core and Gateway(R) structure.

The Funds do not intend to exercise control over the management of companies in which they invest.

The Trust and each Fund will continue indefinitely until terminated.

Not all Funds of the Trust may be available for sale in the state in which you reside. Please check with your investment professional to determine a Fund's availability.

The Trust, the Adviser, the Sub-advisers, and InCap Securities have adopted codes of ethics under Rule 17j-1 of the 1940 Act which are designed to eliminate conflicts of interest between the Funds and personnel of the Funds, the Adviser, the Sub-advisers and InCap Securities. The codes permit such personnel to invest in securities, including securities that may be purchased or held by the Funds.

2.   Shareholder Voting and Other Rights

Each share of each series of the Trust has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately. Generally, shares will be voted separately by individual series except: (1) when required by applicable law, shares shall be voted in the aggregate and not by individual series; and (2) when the Trustees have determined that the matter affects the interests of more than one series, then the shareholders of all such series shall be entitled to vote thereon. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and non-assessable.

A shareholder in a series is entitled to the shareholder's pro rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

A shareholder or shareholders representing 33 1/3% or more of the outstanding shares entitled to vote may, as set forth in the Trust Instrument, call meetings of the Trust (or Fund) for any purpose related to the Trust (or Fund), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

3.   Certain Reorganization Transactions

The Trust or any Fund may be terminated upon the sale of its assets to, or merger with, another open-end, management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by the vote of the holders of a majority of the outstanding shares of the Trust or the Fund. The Trustees may, without prior shareholder approval: (1) cause the Trust or any Fund to merge or consolidate with or into one or more entities, if the surviving or resulting entity is the Trust or another company registered as an open-end, management investment company under the 1940 Act, or a series thereof: (2) cause any or all shares to be exchanged under or pursuant to any state or federal statute to the extent permitted by law; or (3) cause the Trust to incorporate or organize under the laws of any state, commonwealth, territory, dependence, colony or possession of the United States of America or in any foreign jurisdiction.

B.   Fund Ownership

As of March 31, 2002, the percentage of shares owned by all officers and Trustees of the Trust as a group was as follows. To the extent officers and Trustees [own less than 1%] of the shares of each Fund (or of the Trust), the table reflects "N/A" for not applicable.

Fund (or Trust)            Percentage of Shares Owned
The Trust                              N/A
Government Bond Fund                   N/A
Corporate Bond Fund                    N/A
Growth Equity Fund                     N/A
Value Equity Fund                      N/A

Also as of that date, certain shareholders of record owned 5% or more of each Fund. Shareholders known by a Fund to own beneficially 5% or more of the Fund are listed in Table 6 in Appendix B.

From time to time, certain shareholders may own a large percentage of the shares of a Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of March 31, 2002, the following persons beneficially owned 25% or more of the shares of a Fund (or of the Trust) and may be deemed to control the Fund (or the Trust). For each person listed that is a company, the jurisdiction under the laws of which the company is organized (if applicable) and the company's parents are listed.

Controlling Person Information

Shareholder                      Fund (or Trust)    Percentage of
                                                     Shares Owned

First Union National Bank          Government Bond Fund   [____]%
Southwest Guaranty Trust Company   Corporate Bond Fund    [____]%
Southwest Guaranty Trust Company   Growth Equity Fund     [____]%
Southwest Guaranty Trust Company   Value Equity Fund      [____]%

C.  Limitations on Shareholders' and Trustees' Liability

Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the securities regulators of some states, however, have indicated that they and the courts in their state may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust and requires that a disclaimer be given in each bond, note or contract, or other undertaking entered into or executed by the Trust or the Trustees. The Trust's Trust Instrument (the document that governs the operation of the Trust) provides that the shareholder, if held to be personally liable solely by reason of being or having seen a shareholder of such series, shall be entitled out of the assets the applicable series' property to be held harmless from and indemnified against all losses and expenses arising from such liability. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and the portfolio is unable to meet its obligations. ISC believes that, in view of the above, there is no risk of personal liability to shareholders.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust or its shareholders for any act, omission or obligation of the Trust or any Trustee. In addition, the Trust Instrument provides that the Trustees shall not be liable for any act, omission or any conduct whatsoever in his capacity as a Trustee, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

D.  Registration Statement

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby.
The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by, the copy of such contract or other documents filed as exhibits to the registration statement.

E.  Financial Statements

The financial statements of the Funds for the year ended December 31, 2001 included in the Annual Report to shareholders of the Trust are incorporated herein by reference. These financial statements include the schedule of investments, statement of assets and liabilities, statement of operations, statement of changes in net assets, financial highlights, notes and independent auditors' report.

Appendix A - Description Of Securities Ratings


A.    Corporate Bonds (Including Convertible Bonds) and Preferred
      Stock

1.    Moody's Investors Service

Aaa Bonds and preferred stock that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds and preferred stock that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds and preferred stock that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds and preferred stock which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds and preferred stock that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds and preferred stock that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds and preferred stock that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds and preferred stock that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

2.    Standard and Poor's Corporation

AAA An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Note Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, large uncertainties or major exposures to adverse conditions may outweigh these.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C An obligation rated C is currently highly vulnerable to nonpayment. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Note Plus (+) or minus (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

      The 'r' symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns that are not addressed in the credit rating.



3.    Fitch Ratings

Investment Grade

AAA Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC,
CC,
C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

DDD,
DD,
D Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. 'DDD' obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest. 'DD' indicates potential recoveries in the range of 50% - 90% of such outstandings, and 'D' the lowest recovery potential, i.e. below 50%.

B.    Short Term Ratings

1.    Moody's Investors Service

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

         - Leading market positions in well-established industries.
         -    High rates of return on funds employed.
         - Conservative capitalization structure with moderate reliance on debt and ample asset protection.
         - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
         - Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-1 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime
         Issuers rated Not Prime do not fall within any of the Prime rating categories.

2.    Standard & Poor's

A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

3.    Fitch Ratings

F1 Obligations assigned this rating are considered to have the highest credit quality. This rating indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Obligations assigned this rating are considered to have good credit quality. This rating indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Obligations assigned this rating are considered to have fair credit quality. This rating indicates an adequate capacity for timely payment of financial commitments; however, near-term adverse changes could result in a reduction to non-investment grade.

B Obligations assigned this rating are considered speculative. This rating indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C Obligations assigned this rating are considered to have a high default risk. This rating indicates that default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D Obligations assigned this rating are in actual or imminent payment default.

Appendix B - Miscellaneous Tables

Table 1 - Investment Advisory Fees

A. The following table shows the dollar amount of fees paid to Memorial Group with respect to each Fund, the amount of fee that was waived by Memorial Group, if any, and the actual fee received by Memorial Group.

                                   Advisory Fee    Advisory Fee  Advisory Fee
Government Bond Fund                   Paid           Waived       Retained

Institutional Shares
   Year Ended December 31, 2001        $[____]         $[____]       $[____]

                                   Advisory Fee    Advisory Fee  Advisory Fee
Corporate Bond Fund                    Paid           Waived       Retained

Institutional Shares
   Year Ended December 31, 2001        $[____]         $[____]       $[____]

                                   Advisory Fee    Advisory Fee  Advisory Fee
Growth Equity Fund                     Paid           Waived       Retained

Institutional Shares
   Year Ended December 31, 2001        $[____]         $[____]       $[____]

                                   Advisory Fee    Advisory Fee  Advisory Fee
Value Equity Fund                      Paid           Waived       Retained

Institutional Shares
   Year Ended December 31, 2001        $[____]         $[____]       $[____]


B. The following table shows the dollar amount of fees paid to FIA with respect to each Fund, the amount of fee that was waived by FIA, if any, and the actual fee received by FIA.

                                   Advisory Fee    Advisory Fee  Advisory Fee
Government Bond Fund                   Paid           Waived       Retained

Institutional Shares
   Year Ended December 31, 2000        $125,724       $11,669      $114,055
   Year Ended December 31, 1999        $154,352       $44,740      $109,612

                                   Advisory Fee    Advisory Fee  Advisory Fee
Corporate Bond Fund                    Paid           Waived       Retained

Institutional Shares
   Year Ended December 31, 2000        $286,747       $25,562      $261,185

   Year Ended December 31, 1999        $332,876       $96,486      $236,390

                                   Advisory Fee    Advisory Fee  Advisory Fee
Growth Equity Fund                     Paid           Waived       Retained

Institutional Shares
   Year Ended December 31, 2000        $122,999            $0      $122,999
   Year Ended December 31, 1999        $141,611       $24,853      $116,758

Trust Shares
   Year Ended December 31, 1999          $1,791          $310        $1,481

                                   Advisory Fee    Advisory Fee  Advisory Fee
Value Equity Fund                      Paid           Waived       Retained

Institutional Shares
   Year Ended December 31, 2001         $[____]       $[____]       $[____]
   Year Ended December 31, 2000        $102,341            $0      $102,341
   Year Ended December 31, 1999        $131,299       $22,597      $108,702

Trust Shares
   Year Ended December 31, 1999          $1,261          $219        $1,042


C. The following table shows the aggregate dollar amount of fees paid to the Sub-adviser with respect to each Fund and the percentage of net assets of such payment.

                                            Aggregate
                                          Dollar Amount
Government Bond Fund                           Paid

Institutional Shares
    Year Ended December 31, 2001              $[____]
    Year Ended December 31, 2000              $[____]
    Year Ended December 31, 1999              $[____]

                                            Aggregate
                                          Dollar Amount
Corporate Bond Fund                            Paid

Institutional Shares
    Year Ended December 31, 2001              $[____]
    Year Ended December 31, 2000              $[____]
    Year Ended December 31, 1999              $[____]

                                            Aggregate
                                          Dollar Amount
Growth Equity Fund                             Paid

Institutional Shares

    Year Ended December 31, 2001              $[____]
    Year Ended December 31, 2000              $[____]
    Year Ended December 31, 1999              $[____]

Trust Shares
    Year Ended December 31, 1999              $[____]

                                            Aggregate
                                          Dollar Amount
Value Equity Fund                              Paid

Institutional Shares
    Year Ended December 31, 2001              $[____]
    Year Ended December 31, 2000              $[____]
    Year Ended December 31, 1999              $[____]

Trust Shares
    Year Ended December 31, 1999              $[____]

Table 2 - Service Fees

The following table shows the dollar amount of fees paid to ISC with respect to services rendered for each Fund, the amount of fee that was waived by ISC, if any, and the actual fee received by ISC.

                                    Service Fee     Service Fee    Service Fee
Government Bond Fund                   Paid           Waived        Retained

Institutional Shares
   Year Ended December 31, 2001         $[____]       $[____]       $[____]

                                    Service Fee     Service Fee    Service Fee
Corporate Bond Fund                    Paid           Waived        Retained

Institutional Shares
   Year Ended December 31, 2001         $[____]       $[____]       $[____]

                                    Service Fee     Service Fee    Service Fee
Growth Equity Fund                     Paid           Waived        Retained

Institutional Shares
   Year Ended December 31, 2001         $[____]       $[____]       $[____]

                                    Service Fee     Service Fee    Service Fee
Value Equity Fund                      Paid           Waived        Retained

Institutional Shares
   Year Ended December 31, 2001         $[____]       $[____]       $[____]

Table 3 - Administration Fees

The following table shows the dollar amount of fees paid to FadS with respect to each Fund.

                                          Administration
Government Bond Fund                         Fee Paid

Institutional Shares
   Year Ended December 31, 2001              $[____]
   Year Ended December 31, 2000              $81,994
   Year Ended December 31, 1999             $100,664

                                          Administration
Corporate Bond Fund                          Fee Paid

Institutional Shares
   Year Ended December 31, 2001              $[____]
   Year Ended December 31, 2000             $186,425
   Year Ended December 31, 1999             $216,654

                                          Administration
Growth Equity Fund                           Fee Paid

Institutional Shares
   Year Ended December 31, 2001              $[____]
   Year Ended December 31, 2000              $52,714
   Year Ended December 31, 1999              $60,690

Trust Shares
   Year Ended December 31, 1999                 $768

                                          Administration
Value Equity Fund                            Fee Paid

Institutional Shares
   Year Ended December 31, 2001              $[____]
   Year Ended December 31, 2000              $43,860
   Year Ended December 31, 1999              $56,271

Trust Shares
   Year Ended December 31, 1999                 $541

Table 4 - Accounting Fees

The following tables show the dollar amount of fees paid to FAcS with respect to each Fund, the amount of fee that was waived by FAcS, if any, and the actual fee received by FAcS.

                               Accounting Fee  Accounting Fee  Accounting Fee
Government Bond Fund                Paid           Waived         Retained

Institutional Shares
   Year Ended December 31, 2001     $[____]       $[____]         $[____]
   Year Ended December 31, 2000     $39,000            $0         $39,000
   Year Ended December 31, 1999     $39,000            $0         $39,000

                               Accounting Fee
Corporate Bond Fund                 Paid

Institutional Shares
   Year Ended December 31, 2001     $[____]
   Year Ended December 31, 2000     $49,000
   Year Ended December 31, 1999     $57,000

                               Accounting Fee  Accounting Fee  Accounting Fee
Growth Equity Fund                  Paid           Waived         Retained

Institutional Shares
   Year Ended December 31, 2001     $[____]       $[____]         $[____]
   Year Ended December 31, 2000     $40,963            $0         $40,963
   Year Ended December 31, 1999     $50,364            $0         $50,364

Trust Shares
   Year Ended December 31, 1999        $636            $0            $636

                               Accounting Fee  Accounting Fee  Accounting Fee
Value Equity Fund                   Paid           Waived         Retained

Institutional Shares
   Year Ended December 31, 2001     $[____]       $[____]         $[____]
   Year Ended December 31, 2000     $40,746            $0         $40,746
   Year Ended December 31, 1999     $50,515            $0         $50,515

Trust Shares
   Year Ended December 31, 1999        $485            $0            $485

Table 5 - Transfer Agency Fees

The following tables show the dollar amount of shareholder service fees paid to FSS with respect to Shares of each Fund, the amount of fee that was waived by FSS, if any, and the actual fee received by FSS.

                               Transfer Agency Transfer Agency Transfer Agency
Government Bond Fund              Fee Paid       Fee Waived     Fee Retained

Institutional Shares
   Year Ended December 31, 2001     $[____]       $[____]         $[____]
   Year Ended December 31, 2000     $24,827            $0         $24,827
   Year Ended December 31, 1999     $24,601            $0         $24,601

                               Transfer Agency
Corporate Bond Fund               Fee Paid

Institutional Shares
   Year Ended December 31, 2001     $[____]
   Year Ended December 31, 2000     $25,789
   Year Ended December 31, 1999     $25,020


                               Transfer Agency Transfer Agency TransferAgency
Growth Equity Fund                Fee Paid       Fee Waived     Fee Retained

Institutional Shares
   Year Ended December 31, 2001     $[____]       $[____]         $[____]
   Year Ended December 31, 2000     $26,989            $0         $26,989
   Year Ended December 31, 1999     $36,083            $0         $36,083

Trust Shares
   Year Ended December 31, 1999        $675            $0            $675

                               Transfer Agency Transfer Agency Transfer Agency
Value Equity Fund                 Fee Paid       Fee Waived     Fee Retained

Institutional Shares
   Year Ended December 31, 2001     $[____]       $[____]         $[____]
   Year Ended December 31, 2000     $25,744            $0         $25,744
   Year Ended December 31, 1999     $36,137            $0         $36,137

Trust Shares
   Year Ended December 31, 1999        $489            $0            $489

Table 6 - Commissions

The following table shows the aggregate brokerage commissions with respect to each Fund that incurred brokerage costs. The data is for the past three fiscal years or shorter period if the Fund has been in operation for a shorter period.


                                             Aggregate
Fund                                      Commission Paid

Government Bond Fund
   Year Ended December 31, 2001              $[____]
   Year Ended December 31, 2000                   $0
   Year Ended December 31, 1999                   $0

Corporate Bond Fund
   Year Ended December 31, 2001              $[____]
   Year Ended December 31, 2000                   $0
   Year Ended December 31, 1999                   $0

Growth Equity Fund
   Year Ended December 31, 2001              $[____]
   Year Ended December 31, 2000              $52,047
   Year Ended December 31, 1999              $71,000

Value Equity Fund
   Year Ended December 31, 2001              $[____]
   Year Ended December 31, 2000              $66,228
   Year Ended December 31, 1999              $75,000

Table 6 - 5% Shareholders

The following table lists the persons who owned of record 5% or more of the outstanding shares of a Fund as of March 31, 2002.

Fund                    Name and Address    Shares % of Fund

Government Bond Fund    First Union National
                        Bank TTEEFBO SCI
                        Endowment Car eTrusts
                        1525 West WT Harris Blvd
                        CMG NC 1511
                        Charlotte, NC  28288
                        CNOM & Co.                  [___]   [___]

                        C/O Nationsbank
                        Attn:  MFO-CNOM
                        P.O. Box 831575
                        Dallas, TX  75283-1575      [___]   [___]

                        Wells Fargo Bank
                        Minnesota TTEE FBO
                        TX Prepaid Funeral FD
                        A/C 13497900
                        PO Box 1533
                        Minneapolis, MN 55480       [___]   [___]

                        PACO
                        CO Bank of America
                        ATTN Mutual Funds
                        PO Box 831575
                        Dallas, TX  75283-1575      [___]   [___]

Corporate Bond Fund     Southwest Guaranty Trust
                        Company
                        Fiduciary - SCI -
                        Merchandise
                        10411 Westheimer
                        Suite 200
                        Houston, TX  77042          [___]   [___]

                        Miter & Co.
                        FBO Chicago Trust Co. -
                        SCI EC
                        C/O Marshall & Ilsley
                        Trust Co.
                        P.O. Box 2977
                        Milwaukee, WI  53202-
                        2977                        [___]   [___]

                        CENCO
                        PO Box 10566
                        Attn:  AMG 7th Floor
                        Birmingham, AL  35296       [___]   [___]

                        Southwest Guaranty Trust
                        Company
                        Fiduciary - SCI -
                        Endowment
                        10411 Westheimer
                        Suite 200
                        Houston, TX  77042          [___]   [___]

                        Post & Co A-C 120180
                        CO The Bank of New York
                        Mutual Fund Reorg Dept
                        PO Box 1066
                        Wall Street Station
                        New York, NY  10268         [___]   [___]

                        Southwest Guaranty Trust
                        Company
                        Fiduciary - SCI -
                        Endowment
                        10411 Westheimer
                        Suite 200
                        Houston, TX  77042          [___]   [___]

Growth Equity Fund      Southwest Guaranty Trust
                        Company
                        Fiduciary - SCI -
                        Merchandise
                        10411 Westheimer
                        Suite 200
                        Houston, TX  77042          [___]   [___]

                        Wells Fargo Bank
                        Minnesota TTEE FBO
                        TX Prepaid Funeral FD
                        A/C 13497900
                        PO Box 1533
                        Minneapolis, MN  55480      [___]   [___]

                        Southwest Guaranty Trust
                        Company
                        Fiduciary - SCI -
                        Merchandise
                        10411 Westheimer
                        Suite 200
                        Houston, TX  77042          [___]   [___]

                        Charles Schwab & Co Inc
                        - Mutual FD
                        SPL CSTDY A-C For BNFT
                        Cust
                        101 Montgomery Street
                        San Francisco, CA  94104    [___]   [___]

                        Southwest Guaranty Trust
                        Company
                        Fiduciary - SCI -
                        Merchandise
                        10411 Westheimer
                        Suite 200
                        Houston, TX  77042          [___]   [___]

Value Equity Fund       Southwest Guaranty Trust
                        Company
                        Fiduciary - SCI -
                        Merchandise
                        10411 Westheimer
                        Suite 200
                        Houston, TX  77042          [___]   [___]

                        Southwest Guaranty Trust
                        Company
                        Fiduciary - SCI -
                        Merchandise
                        10411 Westheimer
                        Suite 200
                        Houston, TX  77042          [___]   [___]

                        US Bank National
                        Association Cust FBO
                        VAR & CO UAD 6/13/2000
                        PO Box 64010
                        Attn: Mutual Fund Dept
                        St. Paul, MN  55164-0010    [___]   [___]

                        Wells Fargo Bank MN TTEE
                        FBO
                        TX Prepaid Funeral Non-
                        Grantor
                        A/C 13497900
                        PO Box 1533
                        Minneapolis, MN  55480      [___]   [___]

                        FIRSTOAK & CO FBO
                        SCI Management Corp
                        Merchandise TR
                        First United Bank &
                        Trust

                        PO Box 557
                        Oakland, MD  21550          [___]   [___]

                        FIRSTOAK & CO FBO
                        SCI Management Corp
                        Merchandise TR
                        First United Bank &
                        Trust
                        PO Box 557
                        Oakland, MD  21550          [___]   [___]

Appendix C - Performance Data

Table 1 - Yields

For the 30-day period ended December 31, 2001, the annualized yield of Institutional Shares of Government Bond Fund and
Corporate Bond Fund was as follows.



Government         Bond         Yield
Fund

     Institutional Shares       [___]%

Corporate Bond Fund             Yield

     Institutional Shares       [___]%

Table 2 - Total Returns

The Average Annual Total Returns of the Institutional Share class of each Fund for the period ended December 31, 2001, was as follows. The average total return of the Trust Share class of Growth Equity Fund and Value Equity Fund was for the period ended February 28, 2000, the date of reclassification.

Non Standardized Returns (without a sales load)

                                        Calendar
                         One      Three    Year to  One     Three  Five   Ten    Since
Government Bond Fund     Month    Months   Date     Year    Years  Years  Years  Inception

Institutional Shares
Return Before Taxes      [___]%   [___]%   [___]%   [___]%  [___]  N/A    N/A    [___]%
Return After Taxes
 on Distributions        [___]%   [___]%   [___]%   [___]%  [___]  N/A    N/A    [___]%
Return After Taxes
 on Distributions and
 Sale of Fund Shares.    [___]%   [___]%   [___]%   [___]%  [___]  N/A    N/A    [___]%

                                           Calendar
                         One      Three    Year to  One     Three  Five   Ten    Since
Corporate Bond Fund      Month    Months   Date     Year    Years  Years  Years  Inception



                               C-1




Institutional Shares
Return Before Taxes      [___]%   [___]    [___]    [___]   [___]  N/A    N/A    [___]%
Return After Taxes
 on Distributions        [___]%   [___]%   [___]%   [___]%  [___]  N/A    N/A    [___]%
Return After Taxes
 on Distributions and
 Sale of Fund Shares.    [___]%   [___]%   [___]%   [___]%  [___]  N/A    N/A    [___]%

                                        Calendar
                         One      Three    Year to  One     Three  Five   Ten    Since
Growth Equity Fund       Month    Months   Date     Year    Years  Years  Years  Inception

Trust Shares
Return Before Taxes      [___]%   [___]%   [___]%   [___]%  N/A    N/A    N/A    [___]%
Institutional Shares
Return Before Taxes      [___]%   [___]%   [___]%   [___]%  [___]  N/A    N/A    [___]%
Return After Taxes
 on Distributions        [___]%   [___]%   [___]%   [___]%  [___]  N/A    N/A    [___]%
Return After Taxes
 on Distributions and
 Sale of Fund Shares.    [___]%   [___]%   [___]%   [___]%  [___]  N/A    N/A    [___]%

                                           Calendar
                         One      Three    Year to  One     Three  Five   Ten    Since
Value Equity Fund        Month    Months   Date     Year    Years  Years  Years  Inception

Trust Shares
Return Before Taxes      [___]    [___]    [___]    [___]   N/A    N/A    N/A    N/A
Institutional Shares
Return Before Taxes      [___]%   [___]%   [___]%   [___]%  [___]  N/A    N/A    [___]%
Return After Taxes
 on Distributions        [___]%   [___]%   [___]%   [___]%  [___]  N/A    N/A    [___]%
Return After Taxes
 on Distributions and
 Sale of Fund Shares.    [___]%   [___]%   [___]%   [___]%  [___]  N/A    N/A    [___]%

                             PART C
                       OTHER INFORMATION

ITEM 23. EXHIBITS

(a) Copy of the Trust Instrument of the Registrant dated November
25, 1997 (Exhibit incorporated by reference as filed in initial
Form N-1A on December 4, 1997, accession number 0001004402-97-
000244).

(b) Not Applicable.

(c) See Sections 2.02, 2.04 and 2.06 of the Trust Instrument filed as Exhibit (a).

(d)(1) Investment Subadvisory Agreement between Registrant, Memorial Investment Advisors, Inc. and PPM America, Inc., dated as of January 1, 2001 (Exhibit incorporated by reference as filed as Exhibit (d)(1) in post-effective amendment No. 15 on March 1, 2001, accession number 0001004402-01-000072).

(2) Investment Subadvisory Agreement between Registrant, Memorial
Investment Advisors, Inc. and Davis Hamilton Jackson &
Associates, L.P., dated as of January 1, 2001(Exhibit incorporated by reference as filed as Exhibit (d)(2) in post-effective amendment No. 15 on March 1, 2001, accession number
0001004402-01-000072).

(3) Investment Subadvisory Agreement between Registrant,
Memorial Investment Advisors, Inc. and Eagle asset Management,
Inc. dated as of December 1, 2001 - To be filed by amendment.


(4) Investment Advisory Agreement between Registrant and Memorial Investment Advisors, Inc., dated as of January 1, 2001 (Exhibit incorporated by reference as filed as Exhibit (d)(4) in post-effective amendment No. 15 on March 1, 2001, accession number 0001004402-01-000072).

(5) Investment Subadvisory Agreement between Registrant,
Memorial Investment Advisors, Inc. and AIG Global Investment
Corp., dated as of January 1, 2002 - To be filed by amendment.


(e) Distribution Agreement between Registrant and InCap
Securities, Inc. dated as of October 1, 2001 - To be filed by amendment.

(f) None.

(g)(1) Investment Services Agreement between Registrant and
InCap Securities Company dated October 1, 2001 - To be filed by amendment.

(2) Form of Custodian Agreement between Registrant and Investors
Bank & Trust Company (Exhibit incorporated by reference as filed in post-effective amendment No. 7 on March 1, 2000, accession number 0001004402-00-000158).


(3) Shareholder Service Agreement between Registrant and Memorial
Group, Inc., dated June 29, 1999 (Exhibit incorporated by reference as filed in post-effective amendment No. 7 on March 1, 2000, accession number 0001004402-00-000158).

(4) Securities Lending Agency Agreement between Registrant and Investors Bank & Trust Company dated January 31, 2000 (Exhibit incorporated by reference as filed in post-effective amendment No. 7 on March 1, 2000, accession number 0001004402-00-000158).

(i)(1) Opinion of counsel to Registrant (Exhibit incorporated by reference as filed in post-effective amendment No. 1 on March 18, 1998, accession number 0001004402-98-000197).

(2) Consent of Seward & Kissel, LLP - To be filed by amendment.

(j) Independent Auditors' Consent - To be filed by amendment.


(k) None.

(l) Investment Representation letter of original purchaser of shares of Registrant (Exhibit incorporated by reference as filed in post-effective amendment No. 1 on March 18, 1998, accession number 0001004402-98-000197).

(m) Rule 12b-1 Plan (Exhibit incorporated by reference as filed as Exhibit (m) in post-effective amendment No. 14 on November 7,
2000, accession number 0001004402-00-500007).

(n) 18f-3 Plan adopted by Registrant (Exhibit incorporated by reference as filed in post-effective amendment No. 4 on April 29, 1999, accession number 0001004402-99-000244).

(p)(1) Code of Ethics adopted by Registrant (Exhibit incorporated by reference as filed in post-effective amendment No. 8 on April
28, 2000, accession number 0001004402-00-000129).

(2) Code of Ethics adopted by PPM America, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(3) in post-effective amendment No. 15 on March 1, 2001, accession number
0001004402-01-000072).

(3) Code of Ethics adopted by Davis Hamilton Jackson &
Associates, L.P. (Exhibit incorporated by reference as filed in post-effective amendment No. 8 on April 28, 2000, accession number 0001004402-00-000129).

(4) Code of Ethics adopted by Eagle Asset Management, Inc. -
To be filed by amendment.

(5) Code of Ethics adopted by Memorial Investment Advisors,
Inc. (Exhibit incorporated by reference as filed as Exhibit
(p)(7) in post-effective amendment No. 14 on November 7, 2000, accession number 0001004402-00-500007)

(6) Code of Ethics adopted by AIG Global Investment Corp. - To be filed by amendment.

(7) Code of Ethics adopted by InCap Securities, Inc. - To be filed by amendment.

Other Exhibits:

Power of Attorney of J.B. Goodwin - Filed herewith.

Power of Attorney of Christopher W. Hamm (Exhibit incorporated by reference as filed in post-effective amendment No. 1 on March 18, 1998, accession number 0001004402-98-000197).

Power of Attorney of Robert Stillwell - To be filed by amendment.

Power of Attorney for James C. Cheng, Costas Azariadis and J. Michael Parish, Trustees of Core Trust (Delaware) (Exhibit incorporated by reference as filed in post-effective amendment No. 15 to the registration statement of Monarch Funds via EDGAR on December 19, 1997, accession number 0001004402-97-000264).

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
REGISTRANT

None.

ITEM 25. INDEMNIFICATION

SECTION 10.02 of the Registrant's Trust Instrument provides as follows:

SECTION 10.02 INDEMNIFICATION.

(a) Subject to the exceptions and limitations contained in Subsection 10.02(b): (i) every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a Covered Person) shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; (ii) the words claim, action, suit, or proceeding shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words liability and expenses shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Covered
Person:

(i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement;
(B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a Person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a Person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than

Covered Persons, and other Persons may be entitled by contract or otherwise under law.

(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection 10.02(a) may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this
Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under Section 10.02.

Section 4 of the Investment Advisory Agreement provides in substance as follows:

SECTION 4. STANDARD OF CARE

The Trust shall expect of the Adviser, and the Adviser will give the Trust the benefit of, the Adviser's best judgment and efforts in rendering its services to the Trust, and as an inducement to the Adviser's undertaking these services the Adviser shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, breach of fiduciary duty willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties hereunder, or by reason of the Adviser's reckless disregard of its obligations and duties hereunder and excep as otherwise provided by law.

Section 4 of the Investment Company Services Agreement provides as follows:

SECTION 4. INDEMNIFICATION

         (a) InCap, its officers, employees, shareholders, and agents will be liable for any loss suffered by the Fund resulting from the willful misfeasance, bad faith, gross negligence or reckless disregard on the part of InCap in the performance of its obligations and duties under this Agreement.

         (b) Any director, officer, employee, shareholder or agent of InCap, who may be or become an officer, trustee, employee or agent of the Fund, will be deemed, when rendering services to the Fund, or acting on any business of the Fund (other than services or business in connection with InCap' duties hereunder), to be rendering such services to or acting solely for the Fund and not as a director, officer, employee, shareholder or agent of, or under the control or direction of InCap even though such person may be receiving compensation from InCap.

         (c) The Fund agrees to indemnify and hold InCap harmless, together with its officers, employees, shareholders and agents from and against any and all claims, demands, expenses and liabilities (whether with or without basis in fact or law) of any and every nature which InCap may sustain or incur or which may be asserted against InCap by any person by reason of, or as a result of:

              (i) any action taken or omitted to be taken by InCap except claims, demands, expenses and liabilities arising from willful misfeasance, bad faith, negligence or reckless disregard on the part of InCap in the performance of its obligations and duties under this Agreement; or

              (ii) any action taken or omitted to be taken by InCap in reliance upon any Certificate, instrument, order or stock certificate or other document reasonably believed by InCap to be genuine and signed, countersigned or executed by any duly authorized person, upon the Oral Instructions or Written Instructions of an authorized person of the Fund, or upon the written opinion of legal counsel for the Fund or InCap; or

              (iii) the offer or sale of shares of the Fund to any person, natural or otherwise, which is in violation of any state or federal law.

         If a claim is made against InCap as to which InCap may seek indemnity under this Section, InCap will notify the Fund promptly after receipt of any written assertion of such claim threatening to institute an action or proceeding with respect thereto and will notify the Fund promptly of any action commenced against InCap within ten (10) days after InCap has been served with a summons or other legal process. Failure to notify the Fund will not, however, relieve the Fund from any liability which it may have on account of the indemnity under this Section so long as the Fund has not been prejudiced in any material respect by such failure.

         The Fund and InCap will cooperate in the control of the defense of any action, suit or proceeding in which InCap is involved and for which indemnity is being provided by the Fund to

InCap. The Fund may negotiate the settlement of any action, suit or proceeding subject to InCap's approval, which will not be unreasonably withheld. InCap reserves the right, but not the obligation, to participate in the defense or settlement of a claim, action or proceeding with its own counsel. Costs or expenses incurred by InCap in connection with, or as a result of such participation, will be borne solely by the Fund if:

              (i) InCap has received an opinion of counsel from counsel to the Fund stating that the use of counsel to the Fund by InCap would present an impermissible conflict of interest;

              (ii) the defendants in, or targets of, any such action or proceeding include both InCap and the Fund, and legal counsel to InCap has reasonably concluded that there are legal defenses available to it which are different from or additional to those available to the Fund or which may be adverse to or inconsistent with defenses available to the Fund (in which case the Fund will not have the right to direct the defense of such action on behalf of InCap); or

              (iii) the Fund authorizes InCap to employ separate counsel at the expense of the Fund.

         (d) The terms of this Section will survive the termination of this Agreement.

Sections 12 of the Distribution Agreement provides:

SECTION 12. INDEMNIFICATION OF DISTRIBUTOR

      The Fund shall indemnify and hold harmless the Distributor against any and all liabilities, losses, damages, claims and expenses (including, without limitation, reasonable attorneys' fees and disbursements and investigation expenses incident thereto) which the Distributor may incur or be required to pay hereafter, in connection with any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which the Distributor may be involved as a party or otherwise or with which the Distributor may be threatened, by reason of the offer or sale of the Fund shares prior to the effective date of this Agreement.

         Any director, officer, employee, shareholder or agent of the Distributor who may be or become an officer, Director, employee or agent of the Fund, shall be deemed, when rendering services to the Fund or acting on any business of the Fund (other than services or business in connection with the Distributor's duties hereunder), to be rendering such services to or acting solely for the Fund and not as a director, officer, employee, shareholder or agent, or one under the control or direction of the Distributor, even though receiving a salary from the Distributor.

         The Fund agrees to indemnify and hold harmless the Distributor, and each person, who controls the Distributor within the meaning of Section 15 of the 1933 Act, or Section 20 of the Securities Exchange Act of 1934, as amended ("1934 Act"), against any and all liabilities, losses, damages, claims and expenses, joint or several (including, without limitation, reasonable attorneys' fees and disbursements and investigation expenses incident thereto) to which they, or any of them, may become subject under the 1933 Act, the 1934 Act, the 1940 Act or other Federal or state laws or regulations, at common law or otherwise, insofar as such liabilities, losses, damages, claims and expenses (or actions, suits or proceedings in respect thereof) arise out of or relate to any untrue statement or alleged untrue statement of a material fact contained in a Prospectus, Statement of Additional Information, supplement thereto, sales literature or other written information prepared by the Fund and provided by the Fund to the Distributor for the Distributor's use hereunder, or arise out of or relate to any omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading. The Distributor (or any person controlling the Distributor) shall not be entitled to indemnity hereunder for any liabilities, losses, damages, claims or expenses (or actions, suits or proceedings in respect thereof) resulting from (i) an untrue statement or omission or alleged untrue statement or omission made in the Prospectus, Statement of Additional Information, or supplement, sales or other literature, in reliance upon and in conformity with information furnished in writing to the Fund by the Distributor specifically for use therein or (ii) the Distributor's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties and obligations in the performance of this Agreement.

         The Distributor agrees to indemnify and hold harmless the Fund, and each person who controls the Fund within the meaning of Section 15 of the 1933 Act, or Section 20 of the 1934 Act, against any and all liabilities, losses, damages, claims and expenses, joint or several (including, without limitation reasonable attorneys' fees and disbursements and investigation expenses incident thereto) to which they, or any of them, may become subject under the 1933 Act, the 1934 Act, the 1940 Act or other Federal or state laws, at common law or otherwise, insofar as such liabilities, losses, damages, claims or expenses arise out of or relate to any untrue statement or alleged untrue statement of a material fact contained in the Prospectus or Statement of Additional Information or any supplement thereto, or arise out of or relate to any omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, if based upon information furnished in writing to the Fund by the Distributor specifically for use therein.

         A party seeking indemnification hereunder (the "Indemnitee") shall give prompt written notice to the party from whom indemnification is sought ("Indemnitor") of a written assertion or claim of any threatened or pending legal proceeding which may be subject to indemnity under this Section; provided, however, that failure to notify the Indemnitor of such written assertion or claim shall not relieve the Indemnitor of any liability arising from this Section. The Indemnitor shall be entitled, if it so elects, to assume the defense of any suit brought to enforce a claim subject to this Indemnity and such defense shall be conducted by counsel chosen by the Indemnitor and satisfactory to the Indemnitee; provided, however, that if the defendants include both the Indemnitee and the Indemnitor, and the Indemnitee shall have reasonably concluded that there may be one or more legal defenses available to it which are different from or additional to those available to the Indemnitor ("conflict of interest"), the Indemnitor shall not have the right to elect to defend such claim on behalf of the Indemnitee, and the Indemnitee shall have the right to select separate counsel to defend such claim on behalf of the Indemnitee. In the event that the Indemnitor elects to assume the defense of any suit pursuant to the preceding sentence and retains counsel satisfactory to the Indemnitee, the Indemnitee shall bear the fees and expenses of additional counsel retained by it, except for reasonable investigation costs which shall be borne by the Indemnitor. If the Indemnitor (i) does not elect to assume the defense of a claim, (ii) elects to assume the defense of a claim but chooses counsel that is not satisfactory to the Indemnitee or (iii) has no right to assume the defense of a claim because of a conflict of interest, the Indemnitor shall advance or reimburse the Indemnitee, at the election of the Indemnitee, reasonable fees and disbursements of any counsel retained by Indemnitee, including reasonable investigation costs.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(a) Eagle Asset Management, Inc.

The descriptions of Eagle Asset Management Inc. (Eagle) under the caption Management-Adviser in the Prospectus and Statement of Additional Information relating to Government Bond Fund constituting certain of Parts A and B, respectively, of this amendment to the Trust's registration statement are incorporated by reference herein.
Information as to the officers and directors of Eagle, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in the officers and directors of Eagle in the last two years, is included in its application for registration as an investment adviser of Form ADV (File No. 801-21343) and is incorporated by reference herein.

(b) AIG Global Investment Corp.,

The descriptions of AIG Global Investment Corp., (AIGGIC) under the caption Management-Adviser in the Prospectus and Statement of Additional Information relating to Corporate Bond Fund constituting certain of Parts A and B, respectively, of this amendment to the Trust's registration statement are incorporated by reference herein.

AIGGIC, 175 Water Street, New York, NY 10038, is a wholly owned subsidiary of American International Group, Inc. , a
[_______] corporation.

Information as to the officers and directors of AIGGIC is included in its current Form ADV filed with the SEC and is incorporated by reference herein.

(c) Davis Hamilton Jackson & Associates, L.P.

The descriptions of Davis Hamilton Jackson & Associates, L.P.,
(DHJA) under the caption Management-Adviser in the Prospectus and Statement of Additional Information relating to Growth Equity Fund constituting certain of Parts A and B, respectively, of this amendment to the Trust's registration statement are incorporated by reference herein.

The following are the directors and officers of DHJA Two Houston
Center, 909 Fannin, Suite 550, Houston, Texas 77010, including any business connections of a substantial nature which they have had in the past two (2) fiscal years.

NAME                   TITLE                BUSINESS CONNECTION

Jack R. Hamilton       President and
                       Limited Partner               DHJA

Robert C. Davis        Secretary and
                       Limited Partner               DHJA

Alfred Jackson         Limited Partner               DHJA

Carla J. Evans         Vice President -
                       Administration                DHJA

Jeffrey L. Sarff       Chief Operating
                       Officer and
                       Limited Partner               DHJA
J. Patrick Clegg       Limited Partner               DHJA

James P. Webb          Limited Partner               DHJA

Catherine S. Woodruff  Limited Partner               DHJA

(d) PPM America, Inc.

The descriptions of PPM America, Inc. (PPM) under the caption Management-Adviser in the Prospectus and Statement of Additional Information relating to Value Equity Fund, constituting certain of Parts A and B, respectively, of this amendment to the Trust's registration statement are incorporated by reference herein.

The following are the directors and officers of PPM, 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606, including any business connections of a substantial nature, which they have had in the past two (2) years. Unless otherwise indicated, the address of each company listed is 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606.

NAME                      TITLE             BUSINESS CONNECTION

Russell William Swanson   President and
                          Director                   PPM

Mark Bernard Mandich      Executive Vice
                          President,
                          Secretary, Chief
                          Compliance Officer
                          and Director               PPM

Fred John Stark III       Executive Vice
                          President,
                          Secretary, Counsel
                          and Director               PPM

(e) Memorial Investment Advisors, Inc.

The descriptions of Memorial Investment Advisors, Inc. under the caption Management-Adviser in the Prospectuses and Statement of Additional Information, constituting certain of Parts A and B, respectively, of this amendment to the Trust's registration statement are incorporated by reference herein.

The following are the directors and officers of Memorial
Investment Advisors, Inc., 5847 San Felipe, Suite 875 Houston, TX
77057, including any business connections of a substantial nature, which they have had in the past two (2) years. Unless otherwise indicated, the address of each company listed is 5847
San Felipe, Suite 875, Houston, TX 77057.

NAME                   TITLE                 BUSINESS CONNECTION

Christopher W. Hamm       President          Memorial Investment
                                             Advisors, Inc.
                          President          CapRock Financial
                                             Group
                          President          CapRock Management
                                             Corp.
                          President          Memorial Group, Inc.
                          President          Service Financial
                                             Group, Inc.
                          Director           Cypress Mortgage
                                             Corp., Austin, Texas
                          Director           Hamm Corp.

James L. Sullivan         Vice President     Memorial Investment
                          and Chief          Advisors, Inc.
                          Financial Officer
                          Vice President     Memorial Group, Inc.
                          Vice President     Service Financial
                                             Group, Inc.

Larry O. Knowles          Vice President     Memorial Investment
                          and Chief          Advisors, Inc.
                          Financial Officer
                          Vice President     Memorial Group, Inc.
                          Vice President     Service Financial
                                             Group, Inc.

Kathryn P. Harrison       Compliance         Memorial Investment
                          Officer            Advisors, Inc.
                          Compliance         Beutel Goodman
                          Administrator      Capital Management,
                                             Inc.

Amy Kitchell              Director of        Memorial Investment
                          Marketing          Investment Advisors,
                                             Inc.
ITEM 27. PRINCIPAL UNDERWRITERS

(a) InCap Securites, Inc., Registrant's underwriter, serves as underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

To be filed by amendment.

(b) The following officers of InCap Securities, Inc., 555
North Lane, Suite 6160, Conshohocken, PA 19428-2245,

                       POSITION WITH        POSITION WITH
NAME                   UNDERWRITER          REGISTRANT

James F. McNatt           President          None

Linda K. Coyne            Secretary &
                          Assistant
                          Treasurer          None

David F. Ganley           Senior Vice
                          President &
                          Treasurer          Secretary

(c) Not Applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Memorial Funds, 555 North Lane, Suite 6160, Conshohocken, PA 19428-2245. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, Investors Bank & Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser or subadviser, as listed in Item 26 hereof.

ITEM 29. MANAGEMENT SERVICES

Not Applicable.

ITEM 30. UNDERTAKINGS

None.

                           SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized in the City of Houston, State of Texas on March 1, 2002.

                         MEMORIAL FUNDS

                 Christopher W. Hamm, President


                          /S/ CHRISTOPHER W. HAMM
                          -------------------------------------



Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons on March 1, 2002.

(a) Principal Executive Officer


                          /S/ CHRISTOPHER W. HAMM
                          ---------------------------------------
                          Christopher W. Hamm, President

(b) Treasurer


                          /S/ Paul Mickle
                          ---------------------------------------
                          Paul Mickle, Treasurer

(c) All of the Trustees


                          /S/ CHRISTOPHER W. HAMM
                          ---------------------------------------
                          Christopher W. Hamm, Trustee

J.B. Goodwin, Trustee*
Robert Stillwell, Trustee

     /s/ CHRISTOPHER W. HAMM
By: -----------------------------------------
         Christopher W. Hamm
          Attorney-in-Fact*


* Pursuant to powers of attorney previously filed as an Exhibit to this Registration Statement.

                     INDEX TO EXHIBITS

EXHIBIT                                     DOCUMENT
Power of Attorney for J.B. Goodwin

















































                              C-16
04014001.AA5